Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	March 31, 2019 (Unaudited)

	PRINCIPAL	MARKET
	AMOUNT	VALUE
	(000s)	(000s)

INVESTMENTS IN SECURITIES 101.1% ¤

CORPORATE BONDS & NOTES 89.6%

BANKING & FINANCE 10.3%

AGFC Capital Trust
4.537% (US0003M + 1.750%) due 01/15/2067 ~	$2,150	$1,182
Aircastle Ltd.
5.500% due 02/15/2022	570	598
Alliant Holdings Intermediate LLC
8.250% due 08/01/2023	6,274	6,462
Ally Financial, Inc.
3.750% due 11/18/2019	6,837	6,871
4.125% due 03/30/2020	3,160	3,189
4.125% due 02/13/2022	7,821	7,909
4.250% due 04/15/2021	9,196	9,345
8.000% due 03/15/2020	4,835	5,065
Ardonagh Midco PLC
8.625% due 07/15/2023	4,185	3,599
Avolon Holdings Funding Ltd.
5.125% due 10/01/2023	3,143	3,206
5.500% due 01/15/2023	300	309
CIT Group, Inc.
5.000% due 08/15/2022	12,522	13,070
CoreCivic, Inc.
5.000% due 10/15/2022	5,791	5,726
Equinix, Inc.
5.375% due 01/01/2022	5,366	5,517
Genworth Holdings, Inc.
4.900% due 08/15/2023	2,311	1,959
7.625% due 09/24/2021	979	950
GLP Capital LP
4.375% due 04/15/2021	300	305
Icahn Enterprises LP
6.250% due 02/01/2022	3,855	3,964
Iron Mountain, Inc.
4.375% due 06/01/2021	3,351	3,376
iStar, Inc.
5.250% due 09/15/2022	4,101	4,050
6.000% due 04/01/2022	5,498	5,532
Jefferies Finance LLC
6.875% due 04/15/2022	4,824	4,872
7.375% due 04/01/2020	3,973	3,983
7.500% due 04/15/2021	4,887	4,985
KCA Deutag UK Finance PLC
9.875% due 04/01/2022	5,440	4,706
LoanCore Capital Markets LLC
6.875% due 06/01/2020	2,966	2,972
MGIC Investment Corp.
5.750% due 08/15/2023	3,284	3,481
Nationstar Mortgage Holdings, Inc.
8.125% due 07/15/2023	4,760	4,915
Navient Corp.
4.875% due 06/17/2019	1,597	1,600
5.000% due 10/26/2020	3,369	3,424
5.500% due 01/25/2023	4,846	4,870
6.500% due 06/15/2022	2,463	2,573
6.625% due 07/26/2021	3,819	4,000
7.250% due 01/25/2022	500	532
8.000% due 03/25/2020	2,034	2,120
Royal Bank of Scotland Group PLC
7.648% due 09/30/2031 •(e)	233	294
SBA Communications Corp.
4.000% due 10/01/2022	11,711	11,812
Springleaf Finance Corp.
5.625% due 03/15/2023	500	508
6.125% due 05/15/2022	6,308	6,560
7.750% due 10/01/2021	5,658	6,118
8.250% due 12/15/2020	2,397	2,580
Starwood Property Trust, Inc.
5.000% due 12/15/2021	5,877	6,053
Stearns Holdings LLC
9.375% due 08/15/2020	4,236	3,982

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2019 (Unaudited)

VEREIT Operating Partnership LP
4.125% due 06/01/2021	100	102
Voya Financial, Inc.
5.650% due 05/15/2053•	300	296
		179,522

INDUSTRIALS 72.3%

24 Hour Fitness Worldwide, Inc.
8.000% due 06/01/2022	8,301	8,342
Acadia Healthcare Co., Inc.
5.625% due 02/15/2023	3,756	3,798
Actuant Corp.
5.625% due 06/15/2022	1,000	1,014
ADT Security Corp.
3.500% due 07/15/2022	6,439	6,230
5.250% due 03/15/2020	3,432	3,483
6.250% due 10/15/2021	11,909	12,553
Alberta ULC (14.000% Cash or 14.000% PIK)
14.000% due 02/13/2020 ^«(a)(b)	672	5
Aleris International, Inc.
10.750% due 07/15/2023	3,065	3,226
Algeco Global Finance PLC
8.000% due 02/15/2023	8,649	8,714
Allegheny Technologies, Inc.
5.950% due 01/15/2021	7,453	7,677
Altice Financing S.A.
6.625% due 02/15/2023	10,382	10,642
Altice Luxembourg S.A.
7.750% due 05/15/2022	12,175	12,205
American Airlines Group, Inc.
5.500% due 10/01/2019	6,433	6,545
Anixter, Inc.
5.125% due 10/01/2021	6,266	6,485
Antero Resources Corp.
5.125% due 12/01/2022	1,000	1,009
5.375% due 11/01/2021	8,543	8,607
APX Group, Inc.
8.750% due 12/01/2020	4,344	4,279
Arconic, Inc.
5.400% due 04/15/2021	9,862	10,175
6.150% due 08/15/2020	5,993	6,197
ARD Finance S.A. (7.125% Cash or 7.875% PIK)
7.125% due 09/15/2023 (a)	8,344	8,354
Ardagh Packaging Finance PLC
4.250% due 09/15/2022	6,769	6,786
4.625% due 05/15/2023	4,805	4,847
Ascent Resources Utica Holdings LLC
10.000% due 04/01/2022	9,490	10,442
Ashland LLC
4.750% due 08/15/2022	4,467	4,612
Avon International Operations, Inc.
7.875% due 08/15/2022	250	260
Avon Products, Inc.
6.600% due 03/15/2020	7,298	7,480
7.000% due 03/15/2023	5,125	5,029
B&G Foods, Inc.
4.625% due 06/01/2021	5,224	5,231
Ball Corp.
4.375% due 12/15/2020	6,236	6,345
Barminco Finance Pty. Ltd.
6.625% due 05/15/2022	4,053	4,154
Bausch Health Cos., Inc.
5.500% due 03/01/2023	5,713	5,762
5.875% due 05/15/2023	4,189	4,247
6.500% due 03/15/2022	600	622
Baytex Energy Corp.
5.125% due 06/01/2021	5,860	5,816
BC ULC
4.625% due 01/15/2022	13,665	13,764
Bombardier, Inc.
6.125% due 01/15/2023	6,199	6,300
7.750% due 03/15/2020	7,149	7,475
8.750% due 12/01/2021	9,530	10,566
Brookfield Residential Properties, Inc.
6.500% due 12/15/2020	2,062	2,065
Bruin E&P Partners LLC
8.875% due 08/01/2023	4,699	4,499
Cablevision Systems Corp.
5.875% due 09/15/2022	2,368	2,480
8.000% due 04/15/2020	4,028	4,219
California Resources Corp.
8.000% due 12/15/2022	7,822	6,162

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2019 (Unaudited)

Calumet Specialty Products Partners LP
6.500% due 04/15/2021	7,661	7,527
Carrizo Oil & Gas, Inc.
6.250% due 04/15/2023	4,903	4,842
CCO Holdings LLC
5.250% due 03/15/2021	3,941	3,961
CDW LLC
5.000% due 09/01/2023	3,538	3,631
Centene Corp.
4.750% due 05/15/2022	6,549	6,680
5.625% due 02/15/2021	4,134	4,201
CF Industries, Inc.
7.125% due 05/01/2020	5,101	5,337
Chesapeake Energy Corp.
4.875% due 04/15/2022	5,221	5,169
5.375% due 06/15/2021	1,000	1,000
6.625% due 08/15/2020	5,054	5,212
Citgo Holding Inc.
10.750% due 02/15/2020	5,483	5,635
Clean Harbors, Inc.
5.125% due 06/01/2021	2,740	2,750
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022	1,000	1,026
Clearwater Paper Corp.
4.500% due 02/01/2023	2,589	2,485
CNX Resources Corp.
5.875% due 04/15/2022	5,272	5,285
Cogent Communications Group, Inc.
5.375% due 03/01/2022	4,397	4,518
CommScope, Inc.
5.000% due 06/15/2021	7,026	7,047
Community Health Systems, Inc.
6.250% due 03/31/2023	12,205	11,503
6.875% due 02/01/2022	8,596	5,759
11.000% due 06/30/2023 Ø	5,305	4,353
Consolidated Communications, Inc.
6.500% due 10/01/2022	2,478	2,230
Continental Resources, Inc.
4.500% due 04/15/2023	1,000	1,037
5.000% due 09/15/2022	800	807
CPG Merger Sub LLC
8.000% due 10/01/2021	9,220	9,220
Crown Americas LLC
4.500% due 01/15/2023	4,698	4,757
CSC Holdings LLC
6.750% due 11/15/2021	6,730	7,210
DAE Funding LLC
4.500% due 08/01/2022	100	101
Darling Ingredients, Inc.
5.375% due 01/15/2022	4,087	4,164
DCP Midstream Operating LP
3.875% due 03/15/2023	5,805	5,790
5.350% due 03/15/2020	3,078	3,136
5.850% due 05/21/2043•	750	703
Dell International LLC
5.875% due 06/15/2021	11,205	11,420
Dell, Inc.
4.625% due 04/01/2021	4,473	4,537
Denbury Resources, Inc.
7.500% due 02/15/2024	1,000	859
9.000% due 05/15/2021	8,840	8,641
Diamond Resorts International, Inc.
7.750% due 09/01/2023	200	201
DISH DBS Corp.
5.125% due 05/01/2020	6,185	6,239
5.875% due 07/15/2022	11,196	10,877
6.750% due 06/01/2021	6,102	6,306
7.875% due 09/01/2019	2,985	3,030
DKT Finance ApS
9.375% due 06/17/2023	1,100	1,182
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021	1,786	1,808
DynCorp International, Inc. (10.375% Cash and 1.500% PIK)
11.875% due 11/30/2020 (a)	933	955
Edgewell Personal Care Co.
4.700% due 05/19/2021	3,888	3,971
Eldorado Resorts, Inc.
7.000% due 08/01/2023	5,054	5,301
EMC Corp.
2.650% due 06/01/2020	3,707	3,680
3.375% due 06/01/2023	4,585	4,454
Endo Dac
6.000% due 07/15/2023	11,070	8,579

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2019 (Unaudited)

Energy Transfer Operating LP
6.250% due 02/15/2023 •(e)	400	379
7.500% due 10/15/2020	4,931	5,252
Ensco PLC
8.000% due 01/31/2024	1,520	1,395
Ferrellgas LP
6.750% due 01/15/2022	6,799	5,966
Fiat Chrysler Automobiles NV
4.500% due 04/15/2020	11,114	11,253
5.250% due 04/15/2023	6,484	6,703
First Data Corp.
5.375% due 08/15/2023	10,933	11,200
FMG Resources Pty. Ltd.
4.750% due 05/15/2022	6,180	6,203
Freeport-McMoRan, Inc.
3.550% due 03/01/2022	6,728	6,669
3.875% due 03/15/2023	8,500	8,399
4.000% due 11/14/2021	1,000	1,009
Fresenius Medical Care U.S. Finance, Inc.
5.625% due 07/31/2019	10	10
GameStop Corp.
6.750% due 03/15/2021	3,222	3,254
Gates Global LLC
6.000% due 07/15/2022	9,001	9,070
GFL Environmental, Inc.
5.625% due 05/01/2022	4,167	4,052
Global Partners LP
6.250% due 07/15/2022	3,507	3,481
Global Ship Lease, Inc.
9.875% due 11/15/2022	1,036	1,026
goeasy Ltd.
7.875% due 11/01/2022	4,136	4,353
Gogo Intermediate Holdings LLC
12.500% due 07/01/2022	5,811	6,290
Great Lakes Dredge & Dock Corp.
8.000% due 05/15/2022	1,000	1,051
Griffon Corp.
5.250% due 03/01/2022	9,725	9,603
Grinding Media, Inc.
7.375% due 12/15/2023	1,000	965
Harland Clarke Holdings Corp.
8.375% due 08/15/2022	4,945	4,484
Harvest Operations Corp.
2.330% due 04/14/2021	10	10
HCA Healthcare, Inc.
6.250% due 02/15/2021	6,042	6,364
HCA, Inc.
5.875% due 03/15/2022	1,142	1,228
7.500% due 02/15/2022	6,446	7,125
Herc Rentals, Inc.
7.500% due 06/01/2022	2,599	2,716
Hertz Corp.
5.875% due 10/15/2020	4,249	4,253
7.625% due 06/01/2022	7,145	7,331
Hexion, Inc.
6.625% due 04/15/2020	5,755	4,820
Hillman Group, Inc.
6.375% due 07/15/2022	2,051	1,841
HudBay Minerals, Inc.
7.250% due 01/15/2023	4,240	4,404
iHeartCommunications, Inc.
9.000% due 12/15/2019 ^(b)	6,870	4,912
9.000% due 03/01/2021 ^(b)	13,050	9,265
11.250% due 03/01/2021 ^(b)	6,950	4,656
IHO Verwaltungs GmbH (4.125% Cash or 4.875% PIK)
4.125% due 09/15/2021 (a)	4,936	4,967
Infor Software Parent LLC (7.125% Cash or 7.875% PIK)
7.125% due 05/01/2021 (a)	6,092	6,131
Infor U.S., Inc.
6.500% due 05/15/2022	14,537	14,791
Informatica LLC
7.125% due 07/15/2023	3,646	3,733
Inmarsat Finance PLC
4.875% due 05/15/2022	1,143	1,166
Intelsat Connect Finance S.A.
9.500% due 02/15/2023	6,073	5,407
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023	6,196	5,530
9.500% due 09/30/2022	4,361	5,037
International Game Technology PLC
6.250% due 02/15/2022	10,882	11,358
INVISTA Finance LLC
4.250% due 10/15/2019	2,562	2,585

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2019 (Unaudited)

IQVIA, Inc.
4.875% due 05/15/2023	6,256	6,397
Jaguar Holding Co.
6.375% due 08/01/2023	6,016	6,144
Jaguar Land Rover Automotive PLC
3.500% due 03/15/2020	3,519	3,506
JC Penney Corp., Inc.
5.650% due 06/01/2020	24	22
Jurassic Holdings, Inc.
6.875% due 02/15/2021	1,178	1,119
KB Home
7.000% due 12/15/2021	4,680	5,025
7.500% due 09/15/2022	2,725	2,991
8.000% due 03/15/2020	1,326	1,384
KGA Escrow LLC
7.500% due 08/15/2023	2,274	2,317
Kinetic Concepts, Inc.
7.875% due 02/15/2021	1,534	1,572
12.500% due 11/01/2021	1,000	1,085
Kronos Acquisition Holdings, Inc.
9.000% due 08/15/2023	4,173	3,599
L Brands, Inc.
5.625% due 02/15/2022	6,288	6,555
6.625% due 04/01/2021	11,228	11,846
Lennar Corp.
4.125% due 01/15/2022	768	777
4.500% due 11/15/2019	786	789
4.750% due 04/01/2021	3,186	3,254
4.750% due 11/15/2022	535	550
6.250% due 12/15/2021	1,698	1,794
6.625% due 05/01/2020	250	258
Lightstream Resources Ltd.
8.625% due 02/01/2020 ^«(b)	3,575	81
LKQ Corp.
4.750% due 05/15/2023	3,294	3,330
Mallinckrodt International Finance S.A.
4.875% due 04/15/2020	4,353	4,353
5.750% due 08/01/2022	2,129	2,012
Masonite International Corp.
5.625% due 03/15/2023	7,313	7,505
MEG Energy Corp.
6.375% due 01/30/2023	7,203	6,690
MGM Resorts International
5.250% due 03/31/2020	3,240	3,309
6.625% due 12/15/2021	6,993	7,491
6.750% due 10/01/2020	5,798	6,095
7.750% due 03/15/2022	4,563	5,054
Momentive Performance Materials, Inc.
3.880% due 10/24/2021	2,655	2,871
Murphy Oil Corp.
4.000% due 06/01/2022	1,000	1,003
4.450% due 12/01/2022	4,433	4,491
Murphy Oil USA, Inc.
6.000% due 08/15/2023	2,036	2,095
Murray Energy Corp.
11.250% due 04/15/2021	4,803	2,570
Nabors Industries, Inc.
4.625% due 09/15/2021	5,450	5,409
5.000% due 09/15/2020	3,813	3,851
5.500% due 01/15/2023	1,000	959
National CineMedia LLC
6.000% due 04/15/2022	3,543	3,596
Navios Maritime Holdings, Inc.
7.375% due 01/15/2022	7,942	4,170
NCL Corp. Ltd.
4.750% due 12/15/2021	2,286	2,317
NCR Corp.
5.000% due 07/15/2022	6,763	6,780
5.875% due 12/15/2021	1,100	1,123
Netflix, Inc.
5.500% due 02/15/2022	7,176	7,553
Newfield Exploration Co.
5.750% due 01/30/2022	5,546	5,926
Nielsen Finance LLC
5.000% due 04/15/2022	15,331	15,254
Nine Energy Service, Inc.
8.750% due 11/01/2023	3,250	3,372
Nokia Oyj
3.375% due 06/12/2022	3,928	3,894
5.375% due 05/15/2019	5,210	5,240
Northwest Acquisitions ULC
7.125% due 11/01/2022	4,145	3,658
NuStar Logistics LP
4.800% due 09/01/2020	4,457	4,535

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2019 (Unaudited)

NXP BV
3.875% due 09/01/2022	480	488
Oasis Petroleum, Inc.
6.875% due 03/15/2022	4,873	4,934
Open Text Corp.
5.625% due 01/15/2023	9,003	9,273
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022	12,130	11,554
Owens-Brockway Glass Container, Inc.
5.000% due 01/15/2022	2,758	2,837
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021	1,200	1,194
4.500% due 03/15/2023	7,477	7,458
5.250% due 08/15/2022	10,406	10,691
Party City Holdings, Inc.
6.125% due 08/15/2023	1,733	1,759
PetSmart, Inc.
7.125% due 03/15/2023	6,143	4,607
PolyOne Corp.
5.250% due 03/15/2023	3,718	3,857
Precision Drilling Corp.
6.500% due 12/15/2021	23	23
7.750% due 12/15/2023	2,218	2,290
Prestige Brands, Inc.
5.375% due 12/15/2021	3,038	3,072
QEP Resources, Inc.
5.375% due 10/01/2022	5,933	5,822
Radiate Holdco LLC
6.875% due 02/15/2023	2,705	2,691
Range Resources Corp.
5.000% due 08/15/2022	8,648	8,605
Resolute Energy Corp.
8.500% due 05/01/2020	1,155	1,155
Revlon Consumer Products Corp.
5.750% due 02/15/2021 (i)	3,825	3,309
Reynolds Group Issuer, Inc.
5.125% due 07/15/2023	5,482	5,578
5.750% due 10/15/2020	8,627	8,649
Riverbed Technology, Inc.
8.875% due 03/01/2023	4,164	3,185
Rivers Pittsburgh Borrower LP
6.125% due 08/15/2021	3,163	3,179
Rockpoint Gas Storage Canada Ltd.
7.000% due 03/31/2023	3,590	3,577
Rowan Cos., Inc.
4.875% due 06/01/2022	7,244	6,737
RR Donnelley & Sons Co.
7.875% due 03/15/2021	70	72
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	10	10
Sable Permian Resources Land LLC
7.125% due 11/01/2020	6,964	2,470
13.000% due 11/30/2020	5,259	5,259
Sabre GLBL, Inc.
5.375% due 04/15/2023	7,962	8,178
Sanchez Energy Corp.
7.250% due 02/15/2023	2,427	1,966
7.750% due 06/15/2021	2,829	407
Sanmina Corp.
4.375% due 06/01/2019	1,378	1,381
Scientific Games International, Inc.
10.000% due 12/01/2022	10,250	10,827
Select Medical Corp.
6.375% due 06/01/2021	7,535	7,573
Sensata Technologies BV
4.875% due 10/15/2023	2,901	2,999
SESI LLC
7.125% due 12/15/2021	4,808	4,333
Sinclair Television Group, Inc.
5.375% due 04/01/2021	3,562	3,571
6.125% due 10/01/2022	3,240	3,305
Sirius XM Radio, Inc.
3.875% due 08/01/2022	156	156
Sophia LP
9.000% due 09/30/2023	1,878	1,958
Sotera Health Topco, Inc. (8.125% Cash or 8.875% PIK)
8.125% due 11/01/2021 (a)	5,055	5,004
Southwestern Energy Co.
4.100% due 03/15/2022	60	58
Standard Industries, Inc.
5.500% due 02/15/2023	5,302	5,408
Sunoco LP
4.875% due 01/15/2023	6,099	6,211

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2019 (Unaudited)

T-Mobile USA, Inc.
4.000% due 04/15/2022	4,727	4,792
Taylor Morrison Communities, Inc.
5.250% due 04/15/2021	1,315	1,319
Teekay Corp.
8.500% due 01/15/2020	3,376	3,410
TEGNA, Inc.
5.125% due 10/15/2019	1,159	1,163
Teine Energy Ltd.
6.875% due 09/30/2022	3,103	3,157
Tenet Healthcare Corp.
4.375% due 10/01/2021	6,252	6,392
4.500% due 04/01/2021	7,620	7,772
4.750% due 06/01/2020	4,361	4,432
6.000% due 10/01/2020	8,327	8,650
8.125% due 04/01/2022	5,610	6,057
THQ, Inc.
12.000% due 08/15/2021 ^(b)	2,000	1,100
Toll Brothers Finance Corp.
5.875% due 02/15/2022	2,537	2,678
TPC Group, Inc.
8.750% due 12/15/2020	5,350	5,296
Transocean, Inc.
9.000% due 07/15/2023	8,203	8,777
TRI Pointe Group, Inc.
4.875% due 07/01/2021	1,200	1,204
Triumph Group, Inc.
4.875% due 04/01/2021	9,238	9,053
Unisys Corp.
10.750% due 04/15/2022	167	185
Unit Corp.
6.625% due 05/15/2021	4,750	4,584
United Continental Holdings, Inc.
4.250% due 10/01/2022	5,426	5,448
United Rentals North America, Inc.
4.625% due 07/15/2023	5,761	5,873
Univision Communications, Inc.
5.125% due 05/15/2023	5,140	4,909
VeriSign, Inc.
4.625% due 05/01/2023	4,758	4,835
Veritas US, Inc.
10.500% due 02/01/2024	2,597	2,337
Vertiv Intermediate Holding Corp. (12.000% Cash or 13.000% PIK)
12.000% due 02/15/2022 (a)	1,200	1,162
Videotron Ltd.
5.000% due 07/15/2022	5,321	5,507
Virgin Australia Holdings Ltd.
7.875% due 10/15/2021	1,100	1,125
Virgin Media Secured Finance PLC
5.250% due 01/15/2021	3,807	3,926
Watco Cos. LLC
6.375% due 04/01/2023	1,789	1,807
Weatherford International Ltd.
4.500% due 04/15/2022	3,645	2,570
7.750% due 06/15/2021	3,302	2,972
WEX, Inc.
4.750% due 02/01/2023	2,384	2,384
Whiting Petroleum Corp.
5.750% due 03/15/2021	4,315	4,386
6.250% due 04/01/2023	1,000	1,010
Williams Scotsman International, Inc.
6.875% due 08/15/2023	500	501
WPX Energy, Inc.
6.000% due 01/15/2022	4,191	4,369
WR Grace & Co-Conn
5.125% due 10/01/2021	7,057	7,323
Wyndham Destinations, Inc.
4.250% due 03/01/2022	500	502
XPO Logistics, Inc.
6.125% due 09/01/2023	2,096	2,117
6.500% due 06/15/2022	10,674	10,949
Yum! Brands, Inc.
3.875% due 11/01/2020	5,906	5,936
		1,256,726

UTILITIES 7.0%

AES Corp.
4.000% due 03/15/2021	6,937	7,047
American Midstream Partners LP
9.500% due 12/15/2021	4,964	4,592
Blue Racer Midstream LLC
6.125% due 11/15/2022	8,299	8,465

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2019 (Unaudited)

Calpine Corp.
6.000% due 01/15/2022	3,115	3,162
CenturyLink, Inc.
5.625% due 04/01/2020	6,333	6,478
5.800% due 03/15/2022	11,632	11,937
6.450% due 06/15/2021	9,171	9,572
Crestwood Midstream Partners LP
6.250% due 04/01/2023	1,000	1,030
Frontier Communications Corp.
10.500% due 09/15/2022	7,313	5,613
Genesis Energy LP
6.750% due 08/01/2022	4,695	4,824
Great Western Petroleum LLC
9.000% due 09/30/2021	4,996	3,872
NGPL PipeCo LLC
4.375% due 08/15/2022	5,571	5,669
PBF Holding Co. LLC
7.000% due 11/15/2023	1,000	1,034
PBF Logistics LP
6.875% due 05/15/2023	2,450	2,505
SemGroup Corp.
5.625% due 07/15/2022	6,859	6,816
Sprint Capital Corp.
6.900% due 05/01/2019	9,129	9,175
Sprint Communications, Inc.
6.000% due 11/15/2022	3,032	3,063
7.000% due 03/01/2020	4,277	4,400
7.000% due 08/15/2020	3,640	3,767
Sprint Corp.
7.250% due 09/15/2021	5,070	5,336
7.875% due 09/15/2023	6,474	6,814
Talen Energy Supply LLC
4.600% due 12/15/2021	300	292
9.500% due 07/15/2022	2,642	2,853
Targa Resources Partners LP
4.250% due 11/15/2023	2,526	2,523
		120,839
Total Corporate Bonds & Notes (Cost $1,574,987)		1,557,087

SHORT-TERM INSTRUMENTS 11.5%

REPURCHASE AGREEMENTS (h) 11.4%
		197,292

U.S. TREASURY BILLS 0.1%
2.412% due 04/11/2019 (c)(d)(k)	1,541	1,540
Total Short-Term Instruments (Cost $198,832)		198,832
Total Investments in Securities (Cost $1,773,819)		1,755,919

	SHARES

INVESTMENTS IN AFFILIATES 2.6%

SHORT-TERM INSTRUMENTS 2.6%

MUTUAL FUNDS 2.6%

PIMCO Government Money Market Fund (f)(g)	45,455,611	45,456
Total Short-Term Instruments (Cost $45,456)		45,456
Total Investments in Affiliates (Cost $45,456)		45,456
Total Investments 103.7% (Cost $1,819,275)		$1,801,375
Financial Derivative Instruments (j)(l) 0.1%(Cost or Premiums, net $9,676)		1,840
Other Assets and Liabilities, net (3.8)%		(66,071)
Net Assets 100.0%		$1,737,144

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Payment in-kind security.

(b)	Security is not accruing income as of the date of this report.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Institutional Class Shares of each Fund.

(g)	Securities with an aggregate market value of $47,472 were out on loan in exchange for $48,457 of cash collateral as of March 31, 2019.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)	REPURCHASE AGREEMENTS:

								Repurchase
								Agreement
							Repurchase	Proceeds
	Lending	Settlement	Maturity	Principal		Collateral	Agreements,	to be
Counterparty	Rate	Date	Date	Amount	Collateralized By	(Received)	at Value	Received(1)
FICC	2.000%	03/29/2019	04/01/2019	$11,892	U.S. Treasury Notes 1.125% due 09/30/2021	$(12,135)	$11,892	$11,894
JPS	2.510	04/01/2019	04/02/2019	50,000	U.S. Treasury Bonds 3.000% due 11/15/2045	(51,094)	50,000	50,004
MBC	2.900	03/28/2019	04/04/2019	50,000	U.S. Treasury Notes 1.375% due 09/15/2020 - 04/30/2021	(51,592)	50,000	50,016
	2.950	03/29/2019	04/01/2019	85,400	U.S. Treasury Notes 2.125% due 03/31/2024	(88,183)	85,400	85,421
Total Repurchase Agreements						$(203,004)	$197,292	$197,335

REVERSE REPURCHASE AGREEMENTS:

					Payable for
					Reverse
				Amount	Repurchase
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Borrowed(2)	Agreements
CFR	(5.000)%	02/08/2019	TBD(3)	$(849)	$(842)
Total Reverse Repurchase Agreements					$(842)

(i)	Securities with an aggregate market value of $865 and cash of $374 have been pledged as collateral under the terms of master agreements as of March 31, 2019.

(1)	Includes accrued interest.

(2)	The average amount of borrowings outstanding during the period ended March 31, 2019 was $(199) at a weighted average interest rate of (3.953%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
				Unrealized
	Expiration	# of	Notional	Appreciation/
Description	Month	Contracts	Amount	(Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note June Futures	06/2019	796	$92,199	$786	$0	$(180)

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2019 (Unaudited)

SHORT FUTURES CONTRACTS

					Variation Margin
				Unrealized
	Expiration	# of	Notional	Appreciation/
Description	Month	Contracts	Amount	(Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note June Futures	06/2019	217	$(46,241)	$(181)	$48	$0
U.S. Treasury 10-Year Note June Futures	06/2019	15	(1,863)	(30)	4	0
				$(211)	$52	$0
Total Futures Contracts				$575	$52	$(180)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

								Variation Margin
					Premiums	Unrealized
	Fixed	Payment	Maturity	Notional	Paid/	Appreciation/	Market
Index/Tranches	Receive Rate	Frequency	Date	Amount(2)	(Received)	(Depreciation)	Value(3)	Asset	Liability
CDX.HY-31 5-Year Index	5.000%	Quarterly	12/20/2023	$26,166	$1,777	$9	$1,786	$94	$0
CDX.HY-32 5-Year Index	5.000	Quarterly	06/20/2024	131,400	7,996	957	8,953	522	0
Total Swap Agreements					$9,773	$966	$10,739	$616	$0

(k)	Securities with an aggregate market value of $1,540 and cash of $8,420 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2019.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

										Swap Agreements, at Value
									Unrealized
		Underlying			Payment	Maturity	Notional	Premiums	Appreciation/
Counterparty	Pay/Receive(1)	Reference	# of Units	Financing Rate	Frequency	Date	Amount	Paid/(Received)	(Depreciation)	Asset	Liability

		iBoxx USD Liquid High		3-Month USD-
BPS	Receive	Yield Index	N/A	LIBOR	Maturity	06/20/2019	$5,100	$(14)	$317	$303	$0
		iBoxx USD Liquid High		3-Month USD-
CBK	Receive	Yield Index	N/A	LIBOR	Maturity	09/20/2019	1,000	(6)	22	16	0
		iBoxx USD Liquid High		3-Month USD-
GST	Receive	Yield Index	N/A	LIBOR	Maturity	06/20/2019	16,400	(77)	1,110	1,033	0

Total Swap Agreements								$(97)	$1,449	$1,352	$0

(1)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund's assets and liabilities:

				Fair Value
Category and Subcategory	Level 1	Level 2	Level 3	at 03/31/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$179,522	$0	$179,522
Industrials	0	1,256,640	86	1,256,726
Utilities	0	120,839	0	120,839
Short-Term Instruments
Repurchase Agreements	0	197,292	0	197,292
U.S. Treasury Bills	0	1,540	0	1,540

	$0	$1,755,833	$86	$1,755,919
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	45,456	0	0	45,456

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2019 (Unaudited)

Total Investments	$45,456	$1,755,833	$86	$1,801,375

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	52	616	0	668
Over the counter	0	1,352	0	1,352

	$52	$1,968	$0	$2,020
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(180)	$0	$0	$(180)

Total Financial Derivative Instruments	$(128)	$1,968	$0	$1,840
Totals	$45,328	$1,757,801	$86	$1,803,215

There were no significant transfers into or out of Level 3 during the period ended March 31, 2019.

Schedule of Investments PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL	MARKET
	AMOUNT	VALUE
	(000s)	(000s)

INVESTMENTS IN SECURITIES 99.3% ¤

U.S. TREASURY OBLIGATIONS 99.0%

U.S. Treasury Notes
1.375% due 09/15/2020	$1,875	$1,850
1.500% due 04/15/2020	2,270	2,249
1.500% due 06/15/2020	1,805	1,786
1.500% due 07/15/2020	2,215	2,191
1.500% due 08/15/2020	1,875	1,853
1.625% due 10/15/2020	2,075	2,053
1.750% due 11/30/2021	1,460	1,442
1.875% due 12/15/2020	2,620	2,601
2.000% due 01/15/2021	2,590	2,576
2.000% due 11/15/2021	2,500	2,486
2.000% due 02/15/2022	2,390	2,376
2.125% due 08/15/2021	2,395	2,388
2.375% due 03/15/2021	1,970	1,974
2.375% due 04/15/2021	2,325	2,330
2.375% due 03/15/2022	850	854
2.500% due 01/15/2022	1,705	1,717
2.625% due 08/15/2020	2,160	2,168
2.625% due 11/15/2020	3,160	3,175
2.625% due 06/15/2021	2,200	2,218
2.625% due 07/15/2021	1,405	1,417
2.625% due 12/15/2021	955	965
2.750% due 09/15/2021	1,785	1,807
2.875% due 10/15/2021	2,000	2,031
3.125% due 05/15/2021	2,925	2,976
3.500% due 05/15/2020	2,715	2,748
3.625% due 02/15/2021	2,775	2,842
Total U.S. Treasury Obligations (Cost $55,021)		55,073

SHORT-TERM INSTRUMENTS 0.3%

REPURCHASE AGREEMENTS (a) 0.3%
		171

Total Short-Term Instruments (Cost $171)		171
Total Investments in Securities (Cost $55,192)		55,244
Total Investments 99.3% (Cost $55,192)		$55,244
Other Assets and Liabilities, net 0.7%		362
Net Assets 100.0%		$55,606

Schedule of Investments PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund
(Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(a)	REPURCHASE AGREEMENTS:

								Repurchase
								Agreement
							Repurchase	Proceeds
	Lending	Settlement	Maturity	Principal		Collateral	Agreements,	to be
Counterparty	Rate	Date	Date	Amount	Collateralized By	(Received)	at Value	Received(1)
FICC	2.000%	03/29/2019	04/01/2019	$171	U.S. Treasury Notes 1.125% due 09/30/2021	$(176)	$171	$171
Total Repurchase Agreements						$(176)	$171	$171

(1)	Includes accrued interest.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund's assets and liabilities:

				Fair Value
Category and Subcategory	Level 1	Level 2	Level 3	at 03/31/2019
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$55,073	$0	$55,073
Short-Term Instruments
Repurchase Agreements	0	171	0	171

Total Investments	$0	$55,244	$0	$55,244

There were no significant transfers into or out of Level 3 during the period ended March 31, 2019.

Schedule of Investments PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL	MARKET
	AMOUNT	VALUE
	(000s)	(000s)

INVESTMENTS IN SECURITIES 99.9% ¤

U.S. TREASURY OBLIGATIONS 99.9%

U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2020	$90,001	$89,595
0.125% due 04/15/2021	63,453	62,972
0.125% due 01/15/2022	63,442	62,962
0.125% due 04/15/2022	71,976	71,260
0.125% due 07/15/2022	62,699	62,400
0.125% due 01/15/2023	69,630	68,876
0.375% due 07/15/2023	68,678	68,890
0.625% due 07/15/2021	64,409	65,005
0.625% due 04/15/2023	67,968	68,477
0.625% due 01/15/2024	62,619	63,261
1.125% due 01/15/2021	70,290	71,210
1.250% due 07/15/2020	41,058	41,674
Total U.S. Treasury Obligations (Cost $798,392)		796,582

SHORT-TERM INSTRUMENTS 0.0%

REPURCHASE AGREEMENTS (b) 0.0%
		393

Total Short-Term Instruments (Cost $393)		393
Total Investments in Securities (Cost $798,785)		796,975
Total Investments 99.9% (Cost $798,785)		$796,975
Other Assets and Liabilities, net 0.1%		730
Net Assets 100.0%		$797,705

Schedule of Investments PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund (Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)	REPURCHASE AGREEMENTS:

								Repurchase
								Agreement
							Repurchase	Proceeds
	Lending	Settlement	Maturity	Principal		Collateral	Agreements,	to be
Counterparty	Rate	Date	Date	Amount	Collateralized By	(Received)	at Value	Received(1)
FICC	2.000%	03/29/2019	04/01/2019	$393	U.S. Treasury Notes 1.125% due 09/30/2021	$(402)	$393	$393
Total Repurchase Agreements						$(402)	$393	$393

(1)	Includes accrued interest.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund's assets and liabilities:

				Fair Value
Category and Subcategory	Level 1	Level 2	Level 3	at 03/31/2019
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$796,582	$0	$796,582
Short-Term Instruments
Repurchase Agreements	0	393	0	393

Total Investments	$0	$796,975	$0	$796,975

There were no significant transfers into or out of Level 3 during the period ended March 31, 2019.

Schedule of Investments PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL	MARKET
	AMOUNT	VALUE
	(000s)	(000s)

INVESTMENTS IN SECURITIES 99.8% ¤

U.S. TREASURY OBLIGATIONS 99.8%

U.S. Treasury Inflation Protected Securities (a)
0.625% due 02/15/2043	$17,407	$16,414
0.750% due 02/15/2042	18,111	17,675
0.750% due 02/15/2045	17,022	16,400
0.875% due 02/15/2047	13,329	13,222
1.000% due 02/15/2046	15,258	15,589
1.000% due 02/15/2048	13,584	13,907
1.000% due 02/15/2049	5,654	5,816
1.375% due 02/15/2044	17,343	19,207
2.125% due 02/15/2040	12,402	15,502
2.125% due 02/15/2041	18,971	23,844
Total U.S. Treasury Obligations (Cost $157,542)		157,576
Total Investments in Securities (Cost $157,542)		157,576
Total Investments 99.8% (Cost $157,542)		$157,576
Other Assets and Liabilities, net 0.2%		248
Net Assets 100.0%		$157,824

Schedule of Investments PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund (Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Principal amount of security is adjusted for inflation.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund's assets and liabilities:

				Fair Value
Category and Subcategory	Level 1	Level 2	Level 3	at 03/31/2019
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$157,576	$0	$157,576

There were no significant transfers into or out of Level 3 during the period ended March 31, 2019.

Schedule of Investments PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	March 31, 2019 (Unaudited)

	PRINCIPAL	MARKET
	AMOUNT	VALUE
	(000s)	(000s)

INVESTMENTS IN SECURITIES 99.4% ¤

U.S. TREASURY OBLIGATIONS 99.4%

U.S. Treasury STRIPS (a)
0.000% due 05/15/2044	$21,597	$10,640
0.000% due 08/15/2044	21,549	10,550
0.000% due 11/15/2044	21,768	10,564
0.000% due 02/15/2045	21,645	10,422
0.000% due 05/15/2045	21,467	10,277
0.000% due 08/15/2045	21,646	10,273
0.000% due 11/15/2045	21,733	10,265
0.000% due 02/15/2046	21,662	10,110
0.000% due 05/15/2046	21,481	9,955
0.000% due 08/15/2046	21,779	10,009
0.000% due 11/15/2046	21,330	9,742
0.000% due 02/15/2047	21,696	9,882
0.000% due 05/15/2047	21,844	9,825
0.000% due 08/15/2047	21,423	9,555
0.000% due 11/15/2047	21,644	9,584
0.000% due 02/15/2048	21,755	9,556
0.000% due 05/15/2048	21,623	9,441
0.000% due 08/15/2048	21,560	9,348
0.000% due 11/15/2048	21,528	9,307
0.000% due 02/15/2049	21,700	9,273
Total U.S. Treasury Obligations (Cost $200,884)		198,578
Total Investments in Securities (Cost $200,884)		198,578
Total Investments 99.4% (Cost $200,884)		$198,578
Other Assets and Liabilities, net 0.6%		1,160
Net Assets 100.0%		$199,738

Schedule of Investments PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund (Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Zero coupon security.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund's assets and liabilities:

				Fair Value
Category and Subcategory	Level 1	Level 2	Level 3	at 03/31/2019
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$198,578	$0	$198,578

There were no significant transfers into or out of Level 3 during the period ended March 31, 2019.

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

INVESTMENTS IN SECURITIES 104.5% ¤

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.0%

Castlelake Aircraft Securitization Trust
3.967% due 07/15/2042	$4,844	$4,853
Pacific Gas & Electric Co.
TBD% due 12/31/2020 µ	5,000	5,011
State Of Qatar
3.683% (LIBOR03M + 0.800%) due 12/21/2020 «~	5,000	4,962
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~	2,400	2,383
Zephyrus Capital Aviation Partners LLC
4.605% due 10/15/2038	3,990	3,989
Total Loan Participations and Assignments (Cost $21,154)		21,198

CORPORATE BONDS & NOTES 30.1%

BANKING & FINANCE 21.1%
AerCap Ireland Capital DAC
3.875% due 01/23/2028	2,100	1,967
American Homes 4 Rent LP
4.250% due 02/15/2028	2,900	2,876
American Tower Corp.
3.375% due 10/15/2026	3,300	3,222
Banco Santander Mexico S.A.
4.125% due 11/09/2022	4,300	4,356
Bank of America Corp.
3.093% due 10/01/2025 •	4,400	4,370
3.419% due 12/20/2028 •	20,118	19,708
3.593% due 07/21/2028 •	9,000	8,973
5.875% due 03/15/2028 •(f)	5,300	5,385
Barclays Bank PLC
7.625% due 11/21/2022 (g)	16,900	18,389
BBVA Bancomer S.A.
6.500% due 03/10/2021	6,000	6,309
BGC Partners, Inc.
5.375% due 07/24/2023	5,000	5,163
Blackstone CQP Holdco LP
6.000% due 08/18/2021	7,800	7,800
BNP Paribas S.A.
4.400% due 08/14/2028	700	722
BPCE S.A.
5.700% due 10/22/2023	6,600	7,044
Brixmor Operating Partnership LP
3.650% due 06/15/2024	7,000	6,990
Charles Schwab Corp.
5.000% due 12/01/2027 •(f)	5,500	5,178
CIT Group, Inc.
4.750% due 02/16/2024	4,000	4,145
Citicorp Lease Pass-Through Trust
8.040% due 12/15/2019	3,871	4,007
Citigroup, Inc.
3.668% due 07/24/2028 •	5,000	4,996
3.887% due 01/10/2028 •	10,000	10,172
5.500% due 09/13/2025	4,000	4,391
Cooperatieve Rabobank UA
3.875% due 09/26/2023	6,150	6,338
Credit Suisse AG
6.500% due 08/08/2023 (g)	15,400	16,535
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025	10,000	10,092
Crown Castle International Corp.
4.300% due 02/15/2029	2,000	2,065
4.450% due 02/15/2026	5,200	5,439
Deutsche Bank AG
3.375% due 05/12/2021	13,100	12,905
4.250% due 10/14/2021	3,400	3,419
Discover Financial Services
4.500% due 01/30/2026	5,400	5,552
EPR Properties
4.500% due 06/01/2027	4,300	4,340
Farmers Insurance Exchange
4.747% due 11/01/2057 •	2,000	1,734
Ford Motor Credit Co. LLC
5.875% due 08/02/2021	3,900	4,042

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2019 (Unaudited)

Goldman Sachs Group, Inc.
3.691% due 06/05/2028 •	7,100	7,036
3.850% due 01/26/2027	13,000	13,071
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028	5,000	4,867
Hampton Roads PPV LLC
6.621% due 06/15/2053	35,651	37,342
Harborwalk Funding Trust
5.077% due 02/15/2069 •	3,250	3,432
Healthcare Trust of America Holdings LP
3.750% due 07/01/2027	4,600	4,517
Hospitality Properties Trust
3.950% due 01/15/2028	3,000	2,754
4.250% due 02/15/2021	2,200	2,218
4.375% due 02/15/2030	1,300	1,206
HSBC Holdings PLC
4.250% due 03/14/2024	6,000	6,141
4.250% due 08/18/2025	7,200	7,364
4.583% due 06/19/2029 •	5,300	5,582
Hudson Pacific Properties LP
3.950% due 11/01/2027	900	876
JPMorgan Chase & Co.
3.782% due 02/01/2028 •	19,000	19,388
6.100% due 10/01/2024 •(f)	7,000	7,374
Lloyds Bank PLC
12.000% due 12/16/2024 •(f)	6,600	7,940
Lloyds Banking Group PLC
7.500% due 09/27/2025 •(f)(g)	5,000	5,078
Mid-America Apartments LP
4.000% due 11/15/2025	7,500	7,731
MMcapS Funding Ltd.
2.900% (US0003M + 0.290%) due 12/26/2039 ~	826	776
Morgan Stanley
3.772% due 01/24/2029 •	17,500	17,631
Nordea Bank Abp
6.125% due 09/23/2024 •(f)	550	537
Omega Healthcare Investors, Inc.
4.750% due 01/15/2028	3,350	3,438
Pacific Life Insurance Co.
9.250% due 06/15/2039	5,000	7,933
Physicians Realty LP
4.300% due 03/15/2027	2,000	1,992
Preferred Term Securities Ltd.
2.911% (US0003M + 0.300%) due 03/22/2037 ~	3,058	2,783
Royal Bank of Scotland Group PLC
4.152% (US0003M + 1.550%) due 06/25/2024 ~	600	593
4.519% due 06/25/2024 •	5,000	5,118
8.625% due 08/15/2021 •(f)(g)	3,000	3,203
Santander UK Group Holdings PLC
3.373% due 01/05/2024 •	2,900	2,847
3.823% due 11/03/2028 •	5,000	4,850
Springleaf Finance Corp.
6.125% due 05/15/2022	4,500	4,680
8.250% due 12/15/2020	5,500	5,919
State Bank of India
4.000% due 01/24/2022	5,000	5,076
State Street Corp.
5.625% due 12/15/2023 •(f)	5,000	5,040
UBS AG
7.625% due 08/17/2022 (g)	13,950	15,352
UDR, Inc.
3.500% due 07/01/2027	2,400	2,375
Washington Prime Group LP
3.850% due 04/01/2020	1,900	1,891
Wells Fargo & Co.
3.584% due 05/22/2028 •	15,000	15,089
		459,664
INDUSTRIALS 7.8%
Andeavor Logistics LP
4.250% due 12/01/2027	4,200	4,239
AP Moller - Maersk A/S
3.750% due 09/22/2024	2,500	2,481
Arrow Electronics, Inc.
3.250% due 09/08/2024	5,000	4,853
3.875% due 01/12/2028	2,500	2,411
Bacardi Ltd.
4.450% due 05/15/2025	5,000	5,048
Campbell Soup Co.
3.650% due 03/15/2023	3,400	3,451
Charter Communications Operating LLC
4.908% due 07/23/2025	4,600	4,855
Citrix Systems, Inc.
4.500% due 12/01/2027	3,000	2,967

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2019 (Unaudited)

Corp. Nacional del Cobre de Chile
3.625% due 08/01/2027	4,000	4,016
4.500% due 09/16/2025	3,500	3,719
CVS Health Corp.
4.100% due 03/25/2025	10,000	10,282
Dell International LLC
4.000% due 07/15/2024	6,000	6,053
5.450% due 06/15/2023	4,000	4,265
Ecopetrol S.A.
5.875% due 09/18/2023	5,000	5,474
Energy Transfer Operating LP
5.200% due 02/01/2022	2,275	2,391
Energy Transfer Partners LP
4.500% due 11/01/2023	5,000	5,214
5.000% due 10/01/2022	2,500	2,638
ERAC USA Finance LLC
3.800% due 11/01/2025	900	911
General Electric Co.
5.000% due 01/21/2021 •(f)	6,000	5,601
Georgetown University
5.215% due 10/01/2118	6,500	7,369
Kinder Morgan Energy Partners LP
4.300% due 05/01/2024	850	889
6.850% due 02/15/2020	1,100	1,136
Kinder Morgan, Inc.
5.625% due 11/15/2023	2,000	2,194
Kraft Heinz Foods Co.
3.950% due 07/15/2025	5,000	5,044
Magellan Health, Inc.
4.900% due 09/22/2024	5,500	5,247
Marvell Technology Group Ltd.
4.200% due 06/22/2023	3,000	3,062
New York and Presbyterian Hospital
4.763% due 08/01/2116	3,000	3,210
Norwegian Air Shuttle ASA Pass-Through Trust
4.875% due 11/10/2029	5,114	4,944
Pacific National Finance Pty. Ltd.
4.750% due 03/22/2028	4,300	4,217
QVC, Inc.
4.450% due 02/15/2025	1,250	1,250
Sabine Pass Liquefaction LLC
5.625% due 03/01/2025	2,000	2,201
Sands China Ltd.
4.600% due 08/08/2023	6,600	6,819
Sprint Spectrum Co. LLC
4.738% due 09/20/2029	6,500	6,589
Sunoco Logistics Partners Operations LP
5.950% due 12/01/2025	2,300	2,551
Syngenta Finance NV
4.441% due 04/24/2023	5,400	5,514
Tech Data Corp.
4.950% due 02/15/2027	2,420	2,452
Teva Pharmaceutical Finance Netherlands BV
2.800% due 07/21/2023	5,500	4,912
Wabtec Corp.
4.950% due 09/15/2028	4,600	4,671
Wesleyan University
4.781% due 07/01/2116	3,248	3,439
Western Midstream Operating LP
3.950% due 06/01/2025	7,547	7,451
ZF North America Capital, Inc.
4.500% due 04/29/2022	2,800	2,812
		168,842
UTILITIES 1.2%

AT&T, Inc.
4.300% due 02/15/2030	4,163	4,221
Enable Midstream Partners LP
3.900% due 05/15/2024	2,750	2,734
FirstEnergy Corp.
3.900% due 07/15/2027	6,000	6,098
IPALCO Enterprises, Inc.
3.700% due 09/01/2024	4,450	4,484
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021	1,323	1,308

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2019 (Unaudited)

Plains All American Pipeline LP
3.600% due 11/01/2024	6,762	6,747
		25,592
Total Corporate Bonds & Notes (Cost $637,972)		654,098

MUNICIPAL BONDS & NOTES 1.4%

CALIFORNIA 0.3%

California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	2,000	3,109
University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112	2,000	2,255
University of California Revenue Bonds, Series 2015
4.767% due 05/15/2115	2,100	2,314
		7,678

FLORIDA 0.4%

Palm Beach County, Florida Revenue Bonds, Series 2013
5.250% due 11/01/2043	7,520	8,084
ILLINOIS 0.4%

Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	6,800	7,732
NEW JERSEY 0.0%

New Jersey Economic Development Authority Revenue Notes, Series 2017
3.800% due 07/01/2022	1,000	1,005
TEXAS 0.1%

Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	2,700	2,743
WEST VIRGINIA 0.2%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,605	3,605
Total Municipal Bonds & Notes (Cost $29,064)		30,847

U.S. GOVERNMENT AGENCIES 48.2%

Fannie Mae
0.000% due 07/25/2031 - 06/25/2037 (b)(e)	124	107
0.000% due 02/25/2040 •	97	84
0.546% due 08/25/2022 ~(a)	15,158	218
2.500% due 03/25/2033	2	2
3.000% due 03/25/2033 - 04/25/2043	10	8
3.500% due 04/01/2032 - 12/01/2047	86,239	87,761
3.515% due 09/25/2042 •(a)	67,453	12,079
3.520% due 05/25/2042 •	206	205
3.935% due 04/25/2040 •(a)	82	11
3.980% due 12/01/2028 •	225	227
4.000% due 12/01/2020 - 10/01/2048	171,750	177,931
4.110% due 01/01/2037 •	17	17
4.190% due 04/01/2036 •	18	19
4.498% due 09/01/2034 •	47	49
4.500% due 04/01/2019 - 06/01/2051	29,860	31,550
4.585% due 10/01/2035 •	3	4
4.715% due 05/25/2036 •(a)	1,841	321
4.750% due 09/01/2033	144	151
4.780% due 11/01/2035 •	11	11
5.000% due 04/01/2019 - 11/01/2039	2,449	2,538
5.500% due 12/01/2031 - 04/01/2039	1,591	1,658
6.000% due 05/25/2031 - 09/01/2037	2,589	2,778
6.500% due 01/01/2036 - 05/01/2038	125	136
7.000% due 10/01/2020 - 11/01/2038	1,005	1,046
7.500% due 10/01/2021 - 10/01/2037	302	320
12.982% due 01/25/2036 •	313	376
21.791% due 07/25/2023 •	9	11
Fannie Mae, TBA
3.500% due 05/01/2049	47,000	47,621
Freddie Mac
0.000% due 01/15/2033 - 07/15/2039 (b)(e)	923	837
1.745% due 06/15/2040 ~(a)	21,685	1,129
2.546% due 05/15/2041 •	2,680	2,512
2.704% due 06/15/2042 •	2,040	1,954
3.000% due 01/01/2043 - 04/01/2043	20	19
3.500% due 12/15/2028 (a)	3,296	240
3.500% due 10/01/2041 - 11/01/2047	182,272	185,442
4.000% due 09/01/2033 - 09/01/2048	279,621	288,814
4.373% due 10/01/2036 •	2	2
4.467% due 07/01/2036 •	26	27

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2019 (Unaudited)

4.500% due 02/01/2034 - 02/01/2045	9,720	10,282
4.567% due 12/01/2031 •	118	124
4.740% due 11/01/2023 •	1	1
4.933% due 01/15/2041 •	5,689	6,326
5.000% due 03/01/2033 - 07/15/2041	761	819
5.000% due 08/15/2039 (a)	144	7
5.250% due 04/15/2033	42	46
5.500% due 01/01/2023 - 10/01/2037	2,155	2,301
6.000% due 02/01/2033 - 08/01/2037	222	237
6.500% due 01/01/2037 - 07/01/2037	30	32
8.500% due 12/01/2022 - 03/01/2023	32	32
9.000% due 12/01/2025 - 08/01/2030	17	19
9.500% due 01/01/2025	11	11
10.000% due 05/01/2019 - 04/01/2025	16	13
12.808% due 10/15/2023 •	124	143
12.832% due 05/15/2033	69	92
Freddie Mac, TBA
3.000% due 05/01/2034	12,000	12,111
3.500% due 05/01/2034 - 04/01/2049	9,500	9,666
4.000% due 04/01/2049	33,000	33,976
Ginnie Mae
3.500% due 12/20/2040 - 03/20/2047	26,412	26,982
4.000% due 09/20/2040 - 06/15/2047	59,878	62,544
4.500% due 08/20/2038 - 02/20/2047	4,041	4,150
4.750% due 01/20/2035	39	44
5.000% due 03/20/2034 - 05/20/2047	1,168	1,208
5.500% due 04/16/2034 - 11/20/2038	89	96
6.000% due 08/20/2038 - 02/20/2039	102	105
6.500% due 12/20/2038	28	29
10.000% due 12/15/2019	2	2
Ginnie Mae, TBA
3.000% due 04/01/2049	16,000	16,078
Tennessee Valley Authority
4.250% due 09/15/2065	10,000	11,979
Tennessee Valley Authority STRIPS
0.000% due 06/15/2038 (e)	2,500	1,314
Total U.S. Government Agencies (Cost $1,057,953)		1,048,984

U.S. TREASURY OBLIGATIONS 0.8%

U.S. Treasury Bonds
3.000% due 02/15/2049 (i)	15,800	16,406
Total U.S. Treasury Obligations (Cost $15,912)		16,406

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.2%

American Home Mortgage Investment Trust
4.185% due 09/25/2045 •	16	16
BAMLL Commercial Mortgage Securities Trust
3.700% due 03/15/2034 •(c)	5,385	5,385
Banc of America Funding Trust
2.630% due 08/27/2036 ~	8,407	7,324
Banc of America Mortgage Trust
4.745% due 10/25/2034 ~	381	383
BCAP LLC Trust
2.636% due 05/25/2047 ^•	4,193	3,902
Bear Stearns ALT-A Trust
3.126% due 04/25/2034 •	37	37
Chase Mortgage Finance Trust
6.000% due 05/25/2036	6,291	5,055
ChaseFlex Trust
6.500% due 02/25/2037	5,175	3,052
Citigroup Mortgage Loan Trust
3.286% due 08/25/2035 ^•	1,099	1,031
Civic Mortgage LLC
3.892% due 06/25/2022 Ø	2,130	2,126
Countrywide Alternative Loan Trust
5.500% due 08/25/2035	686	663
5.500% due 12/25/2035	1,408	1,317
Countrywide Home Loan Mortgage Pass-Through Trust
3.026% due 03/25/2035 •	141	135
4.084% due 03/20/2036 ~	1,263	1,183
Countrywide Home Loan Reperforming REMIC Trust
2.826% due 01/25/2036 •	3,109	3,050
Credit Suisse First Boston Mortgage Securities Corp.
3.136% due 11/25/2031 •	40	35
4.389% due 11/25/2034 ~	44	45
Credit Suisse Mortgage Capital Certificates
6.000% due 05/27/2036	6	6
6.000% due 07/25/2037 ^	1,202	1,087
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.500% due 03/25/2037	1,418	1,198
6.421% due 10/25/2037 ~	5,556	4,973
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.431% due 02/25/2036 ~	261	255
5.665% due 02/25/2036 ~	2,418	2,369

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2019 (Unaudited)

Great Hall Mortgages PLC
2.745% due 06/18/2039 •	3,064	2,985
GSMPS Mortgage Loan Trust
2.836% due 01/25/2036 •	3,216	2,835
GSR Mortgage Loan Trust
4.408% due 01/25/2036 ~	2,956	2,965
4.466% due 11/25/2035 ~	23	23
4.680% due 09/25/2034 ~	294	302
6.000% due 03/25/2036	6,528	4,700
HarborView Mortgage Loan Trust
3.022% due 03/19/2035 •	2,303	2,240
HomeBanc Mortgage Trust
2.816% due 10/25/2035 •	1,633	1,641
Impac Secured Assets Trust
2.656% due 01/25/2037 •	1,708	1,667
JPMorgan Alternative Loan Trust
4.397% due 12/25/2035 ^~	945	832
JPMorgan Mortgage Trust
4.329% due 07/25/2035 ~	40	41
6.000% due 08/25/2037 ^	1,291	1,027
6.500% due 01/25/2036 ^	7,621	5,984
JPMorgan Resecuritization Trust
5.418% due 07/27/2037 ~	25	25
Lehman XS Trust
2.676% due 11/25/2046 •	5,151	4,858
3.397% due 11/25/2035 •	93	94
MASTR Adjustable Rate Mortgages Trust
2.476% due 04/25/2034 ~	1,497	1,446
4.535% due 03/25/2035 ~	1,706	1,693
Merrill Lynch Mortgage Investors Trust
3.046% due 07/25/2029 •	528	510
4.137% due 05/25/2029 ~	21	21
Morgan Stanley Mortgage Loan Trust
4.399% due 06/25/2036 ~	5,951	6,111
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.736% due 06/25/2037 •	4,480	3,675
Nomura Resecuritization Trust
6.500% due 10/26/2037	3,287	2,598
RBSGC Mortgage Loan Trust
2.866% due 12/25/2034 •	2,209	1,941
Residential Asset Securitization Trust
3.036% due 08/25/2033 •	43	40
5.500% due 08/25/2034	2,309	2,381
Sequoia Mortgage Trust
2.838% due 07/20/2033 •	42	41
3.353% due 02/20/2035 •	1,206	1,203
Thornburg Mortgage Securities Trust
2.616% due 06/25/2037 •	410	397
4.625% due 10/25/2046 •	3,321	3,328
WaMu Mortgage Pass-Through Certificates Trust
2.625% due 10/25/2046 •	2,295	2,202
Wells Fargo Mortgage-Backed Securities Trust
4.843% due 12/28/2037 ~	4,498	4,406
5.750% due 02/25/2037	2,487	2,360
Wells Fargo Mortgage-Backed Securities Trust
4.530% due 08/25/2036 ^~	968	944
Total Non-Agency Mortgage-Backed Securities (Cost $110,760)		112,143

ASSET-BACKED SECURITIES 13.4%

AASET Trust
3.967% due 05/16/2042	3,325	3,321
AASET U.S. Ltd.
3.844% due 01/16/2038	4,440	4,440
Adams Mill CLO Ltd.
3.887% due 07/15/2026 •	1,214	1,215
ALESCO Preferred Funding Ltd.
2.940% due 12/23/2036 •	2,331	2,179
3.352% due 09/23/2038 •	3,274	3,094
Allegro CLO Ltd.
3.971% due 01/30/2026 •	2,181	2,182
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.821% due 06/25/2033 •	5,773	5,729
Apidos CLO
3.741% due 01/19/2025 •	2,548	2,549
Argent Securities Trust
2.676% due 03/25/2036 •	4,984	4,548
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.716% due 01/25/2036 •	2,122	1,983
Asset-Backed Funding Certificates Trust
2.726% due 09/25/2036 •	3,913	3,634
Asset-Backed Securities Corp. Home Equity Loan Trust
5.709% due 08/15/2032 •	596	580
Avery Point CLO Ltd.
3.900% due 01/18/2025 •	4,143	4,148

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2019 (Unaudited)

Bayview Koitere Fund Trust
3.623% due 03/28/2033 Ø	1,555	1,562
Bayview Opportunity Master Fund Trust
3.721% due 02/28/2033 Ø	2,216	2,215
3.844% due 04/28/2033 Ø	2,294	2,305
3.967% due 03/28/2034 Ø	7,000	7,009
4.090% due 05/28/2033 Ø	2,684	2,689
Black Diamond CLO Ltd.
3.823% due 02/06/2026 •	2,753	2,753
BlueMountain CLO Ltd.
4.280% due 07/18/2027 •	1,700	1,691
Business Jet Securities LLC
4.335% due 02/15/2033	3,823	3,848
4.447% due 06/15/2033	5,204	5,272
Carrington Mortgage Loan Trust
2.646% due 10/25/2036 •	3,913	2,990
3.536% due 05/25/2035 •	5,100	5,023
Castlelake Aircraft Securitization Trust
4.125% due 06/15/2043	1,854	1,859
Cent CLO Ltd.
4.437% due 10/15/2026 •	2,000	1,990
CIT Mortgage Loan Trust
3.840% due 10/25/2037 •	3,266	3,303
Citigroup Mortgage Loan Trust
6.164% due 05/25/2036 Ø	5,628	3,205
Citigroup Mortgage Loan Trust, Inc.
2.746% due 03/25/2037 •	411	372
Countrywide Asset-Backed Certificates
2.706% due 09/25/2037 ^•	3,710	3,132
2.716% due 04/25/2047 •	6,800	5,644
3.761% due 10/25/2034 •	336	333
EFS Volunteer LLC
3.366% due 07/26/2027 •	48	48
EMC Mortgage Loan Trust
3.586% due 08/25/2040 •	1,859	1,818
First Franklin Mortgage Loan Asset-Backed Certificates
3.311% due 05/25/2034 •	3,360	3,324
Flagship CLO Ltd.
3.629% due 01/16/2026 •	7,000	6,991
GSAA Trust
2.706% (US0001M + 0.220%) due 03/25/2047 ~	4,212	2,387
Halcyon Loan Advisors Funding Ltd.
3.861% due 10/22/2025 •	5,506	5,504
Home Equity Mortgage Loan Asset-Backed Trust
2.726% due 11/25/2036 •	7,441	6,082
ICG U.S. CLO Ltd.
3.629% due 01/16/2028 •	7,600	7,554
JPMorgan Mortgage Acquisition Corp.
2.876% due 05/25/2035 •	6,000	5,970
JPMorgan Mortgage Acquisition Trust
2.786% due 07/25/2036 •	1,510	1,436
2.866% due 07/25/2036 •	1,100	1,042
KDAC Aviation Finance Ltd.
4.212% due 12/15/2042	4,692	4,718
Lehman XS Trust
2.656% due 12/25/2036 •	2,159	2,078
5.355% due 06/25/2036 Ø	3,079	3,104
Long Beach Mortgage Loan Trust
3.386% due 06/25/2035 •	5,759	5,784
Loomis Sayles CLO Ltd.
3.687% due 04/15/2028 •	5,500	5,441
M360 Advisors LLC
4.395% due 07/24/2028	6,200	6,195
Merrill Lynch Mortgage Investors Trust
4.553% due 02/25/2037 ^Ø	13,635	2,703
METAL LLC
4.581% due 10/15/2042	4,756	4,752
Mid-State Capital Corp. Trust
6.005% due 08/15/2037	32	34
Mid-State Trust
6.340% due 12/15/2036	4,676	4,967
Morgan Stanley ABS Capital, Inc. Trust
2.626% due 05/25/2037 •	194	172
2.736% due 07/25/2036 •	1,950	1,003
3.356% due 11/25/2034 •	6,013	6,019
3.736% due 07/25/2037 •	6,420	6,021
Morgan Stanley Mortgage Loan Trust
5.965% due 09/25/2046 ^Ø	3,634	2,005
Mountain View CLO Ltd.
3.587% due 10/15/2026 •	5,989	5,968
OHA Loan Funding Ltd.
4.122% due 01/23/2027 •	9,050	9,054
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036 Ø	691	374
6.120% due 11/25/2036 Ø	1,218	717

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2019 (Unaudited)

Residential Asset Mortgage Products Trust
4.511% due 03/25/2032 •	1,266	1,255
Residential Asset Securities Corp. Trust
4.620% due 10/25/2034 ~	73	71
S-Jets Ltd.
3.967% due 08/15/2042	5,814	5,841
Sapphire Aviation Finance Ltd.
4.250% due 03/15/2040	4,534	4,570
Saxon Asset Securities Trust
3.152% due 03/25/2035 ^•	1,654	1,615
4.236% due 12/25/2037 •	1,306	1,305
Securitized Asset-Backed Receivables LLC Trust
2.776% due 12/25/2035 •	4,824	4,736
SLM Student Loan Trust
3.521% due 04/25/2023 •	3,785	3,750
3.671% due 07/25/2023 •	5,932	5,938
4.271% due 04/25/2023 •	4,371	4,420
4.471% due 07/25/2023 •	2,978	3,019
Sprite Ltd.
4.250% due 12/15/2037	6,321	6,355
Structured Asset Investment Loan Trust
3.191% due 03/25/2034 •	4,731	4,687
TICP CLO Ltd.
3.601% due 04/20/2028 •	8,700	8,637
Tralee CLO Ltd.
3.791% due 10/20/2027 •	8,000	7,966
Venture CLO Ltd.
3.667% due 04/15/2027	9,000	8,928
WaMu Asset-Backed Certificates WaMu Trust
2.711% due 05/25/2037 •	3,749	3,564
Wells Fargo Home Equity Asset-Backed Securities Trust
2.986% due 12/25/2035 •	2,900	2,829
WhiteHorse Ltd.
3.933% due 07/17/2026 •	3,025	3,028
Total Asset-Backed Securities (Cost $287,021)		292,576

SOVEREIGN ISSUES 0.8%

Mexico Government International Bond
5.750% due 10/12/2110	4,000	4,109
Qatar Government International Bond
3.875% due 04/23/2023	4,000	4,122
Saudi Government International Bond
4.000% due 04/17/2025	9,500	9,746
Total Sovereign Issues (Cost $17,612)		17,977

SHORT-TERM INSTRUMENTS 3.6%

REPURCHASE AGREEMENTS (h) 3.6%
		77,908

U.S. TREASURY BILLS 0.0%
2.406% due 04/18/2019 - 06/20/2019 (d)(e)(l)	538	536
Total Short-Term Instruments (Cost $78,444)		78,444
Total Investments in Securities (Cost $2,255,892)		2,272,673
Total Investments 104.5% (Cost $2,255,892)		$2,272,673
Financial Derivative Instruments (j)(k) (0.0)%(Cost or Premiums, net $2,102)		(672)
Other Assets and Liabilities, net (4.5)%		(96,887)
Net Assets 100.0%		$2,175,114

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BCY	2.500%	03/29/2019	04/01/2019	$12,400	U.S. Treasury Notes 2.000% due 10/31/2022	$(12,659)	$12,400	$12,403
FICC	2.000	03/29/2019	04/01/2019	4,408	U.S. Treasury Notes 1.125% due 09/30/2021	(4,497)	4,408	4,409
NOM	2.700	03/29/2019	04/01/2019	61,100	U.S. Treasury Notes 2.875% due 10/31/2020	(62,373)	61,100	61,114
Total Repurchase Agreements						$(79,529)	$77,908	$77,926

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BCY	2.050%	03/29/2019	04/01/2019	$(12,436)	$(12,438)
UBS	2.630	01/17/2019	04/17/2019	(33,173)	(33,352)
	2.640	01/23/2019	04/23/2019	(19,839)	(19,938)
Total Sale-Buyback Transactions					$(65,728)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.5)%
Fannie Mae, TBA	3.000%	04/01/2034	$12,000	$(12,030)	$(12,110)
Fannie Mae, TBA	3.000	05/01/2049	16,000	(15,754)	(15,917)
Fannie Mae, TBA	3.500	04/01/2034	3,500	(3,560)	(3,581)
Total Short Sales (1.5)%				$(31,344)	$(31,608)

(i)	Securities with an aggregate market value of $65,448 have been pledged as collateral under the terms of master agreements as of March 31, 2019.

(1)	Includes accrued interest.

(2)	The average amount of borrowings outstanding during the period ended March 31, 2019 was $(203,495) at a weighted average interest rate of 2.304%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(71) of deferred price drop.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2019 (Unaudited)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	06/2019	950	$231,456	$(54)	$0	$(36)
U.S. Treasury 5-Year Note June Futures	06/2019	712	82,470	904	0	(161)
U.S. Treasury 10-Year Note June Futures	06/2019	970	120,492	1,739	0	(273)
Total Futures Contracts				$2,589	$0	$(470)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2019(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
Ford Motor Credit Co. LLC	5.000%	Quarterly	06/20/2022	1.631%	$10,100	$1,710	$(655)	$1,055	$13	$0
General Electric Co.	1.000	Quarterly	06/20/2023	0.752	15,000	13	141	154	17	0
General Motors Co.	5.000	Quarterly	06/20/2022	0.873	6,000	988	(212)	776	2	0
Navient Corp.	5.000	Quarterly	06/20/2022	1.844	6,000	392	194	586	6	0
						$3,103	$(532)	$2,571	$38	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.EM-29 5-Year Index	1.000%	Quarterly	06/20/2023	$1,200	$(55)	$23	$(32)	$2	$0
CDX.EM-30 5-Year Index	1.000	Quarterly	12/20/2023	9,400	(438)	110	(328)	12	0
					$(493)	$133	$(360)	$14	$0
Total Swap Agreements					$2,610	$(399)	$2,211	$52	$0

Cash of $18,710 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2019.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BPS	04/2019	ARS	31,969		$727	$0	$(11)
	04/2019		$738	ARS	31,969	0	(1)
	05/2019		689		31,969	13	0
DUB	04/2019	ARS	175,765		$4,056	3	0
	04/2019		$4,170	ARS	175,765	0	(116)
JPM	04/2019	EUR	354		$404	7	0
NGF	04/2019	ARS	143,797		3,311	0	(5)
	04/2019		$3,319	ARS	143,796	0	(2)
	05/2019		3,144		143,797	14	0
Total Forward Foreign Currency Contracts						$37	$(135)

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2019 (Unaudited)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount**	Premiums (Received)	Market Value
BPS	Put - OTC CDX.IG-32 5-Year Index	Sell	0.950%	06/19/2019	111,800	$(106)	$(67)
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019	4,000	(7)	0
MYC	Put - OTC CDX.IG-31 5-Year Index	Sell	1.400	04/17/2019	10,000	(18)	0
Total Written Options						$(131)	$(67)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)

									Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2019(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Mexico Government International Bond	1.000%	Quarterly	12/20/2023	1.092%	$700	$(11)	$9	$0	$(2)
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.202	400	(7)	3	0	(4)
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2022	0.754	2,800	(36)	61	25	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	1.083	2,200	(22)	14	0	(8)
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.202	300	(5)	2	0	(3)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.897	5,000	(252)	117	0	(135)
GST	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.973	2,800	(42)	46	4	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.955	300	(3)	4	1	0
	Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	1.676	500	43	9	52	0
HUS	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.092	1,100	(16)	12	0	(4)
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.202	1,500	(24)	10	0	(14)
JPM	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.202	100	(2)	1	0	(1)
Total Swap Agreements							$(377)	$288	$82	$(171)

(l)	Securities with an aggregate market value of $280 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2019.

**	Notional Amount represents the number of contracts.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2019

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2019 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$13,853	$7,345	$21,198
Corporate Bonds & Notes
Banking & Finance	0	459,664	0	459,664
Industrials	0	168,842	0	168,842
Utilities	0	25,592	0	25,592
Municipal Bonds & Notes
California	0	7,678	0	7,678
Florida	0	8,084	0	8,084
Illinois	0	7,732	0	7,732
New Jersey	0	1,005	0	1,005
Texas	0	2,743	0	2,743
West Virginia	0	3,605	0	3,605
U.S. Government Agencies	0	1,048,984	0	1,048,984
U.S. Treasury Obligations	0	16,406	0	16,406
Non-Agency Mortgage-Backed Securities	5,385	106,758	0	112,143
Asset-Backed Securities	0	292,576	0	292,576
Sovereign Issues	0	17,977	0	17,977
Short-Term Instruments
Repurchase Agreements	0	77,908	0	77,908
U.S. Treasury Bills	0	536	0	536

Total Investments	$5,385	$2,259,943	$7,345	$2,272,673

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(31,608)	$0	$(31,608)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	52	0	52
Over the counter	0	119	0	119

	$0	$171	$0	$171
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(470)	0	0	(470)
Over the counter	0	(373)	0	(373)

	$(470)	$(373)	$0	$(843)

Total Financial Derivative Instruments	$(470)	$(202)	$0	$(672)

Totals	$4,915	$2,228,133	$7,345	$2,240,393

There were no significant transfers into or out of Level 3 during the period ended March 31, 2019.

Schedule of Investments PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

INVESTMENTS IN SECURITIES 99.8% ¤

U.S. TREASURY OBLIGATIONS 96.8%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 01/15/2022	$3,879	$3,849
0.125% due 07/15/2022	3,033	3,018
0.125% due 01/15/2023	2,559	2,532
0.125% due 07/15/2026	1,298	1,270
0.375% due 07/15/2025	3,266	3,266
0.375% due 01/15/2027	2,625	2,603
0.500% due 01/15/2028	432	431
0.625% due 01/15/2024	4,709	4,757
0.750% due 07/15/2028	940	961
0.750% due 02/15/2042	2,739	2,673
0.875% due 02/15/2047	733	727
1.000% due 02/15/2046	801	818
1.000% due 02/15/2048	520	532
1.000% due 02/15/2049	650	669
1.125% due 01/15/2021	5,362	5,432
1.375% due 02/15/2044	2,199	2,435
1.750% due 01/15/2028	3,637	4,020
2.000% due 01/15/2026	3,164	3,493
2.125% due 02/15/2040	678	847
2.375% due 01/15/2025	3,490	3,879
2.500% due 01/15/2029	2,648	3,142
3.375% due 04/15/2032	512	691
Total U.S. Treasury Obligations (Cost $52,786)		52,045

SHORT-TERM INSTRUMENTS 3.0%

REPURCHASE AGREEMENTS (b) 3.0%
		1,638

Total Short-Term Instruments (Cost $1,638)		1,638
Total Investments in Securities (Cost $54,424)		53,683
Total Investments 99.8% (Cost $54,424)		$53,683
Other Assets and Liabilities, net 0.2%		97
Net Assets 100.0%		$53,780

Schedule of Investments PIMCO Broad U.S. TIPS Index Exchange-Traded Fund (Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)	REPURCHASE AGREEMENTS:

								Repurchase
								Agreement
							Repurchase	Proceeds
	Lending	Settlement	Maturity	Principal		Collateral	Agreements,	to be
Counterparty	Rate	Date	Date	Amount	Collateralized By	(Received)	at Value	Received(1)
FICC	2.000%	03/29/2019	04/01/2019	$1,638	U.S. Treasury Notes 1.125% due 09/30/2021	$(1,671)	$1,638	$1,638
Total Repurchase Agreements						$(1,671)	$1,638	$1,638

(1)	Includes accrued interest.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2019
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$52,045	$0	$52,045
Short-Term Instruments
Repurchase Agreements	0	1,638	0	1,638

Total Investments	$0	$53,683	$0	$53,683

There were no significant transfers into or out of Level 3 during the period ended March 31, 2019.

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

INVESTMENTS IN SECURITIES 135.2% ¤

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

Qatar National Bank SAQ
3.583% (LIBOR03M + 0.900%) due 12/22/2020 «~	$1,000	$994
Total Loan Participations and Assignments (Cost $994)		994

CORPORATE BONDS & NOTES 64.0%

BANKING & FINANCE 27.1%
ADCB Finance Cayman Ltd.
2.625% due 03/10/2020	2,000	1,991
AerCap Ireland Capital DAC
3.950% due 02/01/2022	250	253
4.450% due 12/16/2021	500	513
4.625% due 10/30/2020	1,800	1,843
5.000% due 10/01/2021	500	519
AIG Global Funding
3.080% (US0003M + 0.480%) due 07/02/2020 ~	1,500	1,503
Air Lease Corp.
2.500% due 03/01/2021	600	596
2.750% due 01/15/2023	1,300	1,270
4.750% due 03/01/2020	500	508
Aircastle Ltd.
5.125% due 03/15/2021	500	516
5.500% due 02/15/2022	1,200	1,260
6.250% due 12/01/2019	900	917
Ally Financial, Inc.
3.750% due 11/18/2019	100	101
7.500% due 09/15/2020	200	213
8.000% due 03/15/2020	400	419
American International Group, Inc.
2.300% due 07/16/2019	1,000	998
American Tower Corp.
2.250% due 01/15/2022	600	591
2.800% due 06/01/2020	500	500
3.300% due 02/15/2021	400	404
3.375% due 05/15/2024	1,000	1,006
3.450% due 09/15/2021	400	405
Aozora Bank Ltd.
2.750% due 03/09/2020	800	798
3.810% due 09/07/2021	2,500	2,531
Assurant, Inc.
3.860% (US0003M + 1.250%) due 03/26/2021 ~	400	399
Aviation Capital Group LLC
2.875% due 01/20/2022	620	611
4.125% due 08/01/2025	400	399
Axis Bank Ltd.
3.250% due 05/21/2020	700	699
Barclays PLC
2.750% due 11/08/2019	1,500	1,499
4.807% (US0003M + 2.110%) due 08/10/2021 ~	2,000	2,042
BGC Partners, Inc.
5.125% due 05/27/2021	250	255
BOC Aviation Ltd.
2.375% due 09/15/2021	200	195
3.000% due 03/30/2020	450	450
3.000% due 05/23/2022	500	493
3.788% (US0003M + 1.050%) due 05/02/2021 ~	500	503
Cantor Fitzgerald LP
6.500% due 06/17/2022	400	429
7.875% due 10/15/2019	1,500	1,537
Citibank N.A.
3.030% (SOFRRATE + 0.600%) due 03/13/2021 ~	2,300	2,304
Citigroup, Inc.
3.729% (US0003M + 0.950%) due 07/24/2023 ~	200	200
CNH Industrial Capital LLC
3.375% due 07/15/2019	1,800	1,803
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022	250	255
5.070% (US0003M + 2.290%) due 04/16/2021 ~	500	516
Danske Bank A/S
3.657% (US0003M + 1.060%) due 09/12/2023 ~	1,400	1,344
Five Corners Funding Trust
4.419% due 11/15/2023	400	423

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2019 (Unaudited)

Ford Motor Credit Co. LLC
2.681% due 01/09/2020	2,000	1,992
3.677% (US0003M + 0.880%) due 10/12/2021 ~	200	194
5.750% due 02/01/2021	500	515
General Motors Financial Co., Inc.
3.150% due 01/15/2020	1,000	1,002
3.500% due 07/10/2019	1,500	1,503
Goldman Sachs Group, Inc.
3.875% (US0003M + 1.110%) due 04/26/2022 ~	1,000	1,006
4.387% (US0003M + 1.600%) due 07/15/2020 ~	1,000	1,013
Goodman HK Finance
4.375% due 06/19/2024	1,000	1,028
Harley-Davidson Financial Services, Inc.
2.400% due 06/15/2020	3,500	3,461
Hartford Financial Services Group, Inc.
5.500% due 03/30/2020	500	513
HSBC Holdings PLC
3.283% (US0003M + 0.600%) due 05/18/2021 ~	1,000	1,000
4.311% (US0003M + 1.660%) due 05/25/2021 ~	2,000	2,040
ICICI Bank Ltd.
3.125% due 08/12/2020	1,465	1,461
International Lease Finance Corp.
8.250% due 12/15/2020	200	216
8.625% due 01/15/2022	500	568
JPMorgan Chase & Co.
3.225% (US0003M + 0.610%) due 06/18/2022 ~	1,100	1,099
6.221% (US0003M + 3.470%) due 04/30/2019 ~(c)	1,117	1,124
Lloyds Banking Group PLC
3.413% (US0003M + 0.800%) due 06/21/2021 ~	900	900
Marsh & McLennan Cos., Inc.
3.500% due 12/29/2020	1,000	1,014
Mitsubishi UFJ Financial Group, Inc.
3.625% (US0003M + 0.860%) due 07/26/2023 ~	2,000	2,006
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.250% due 09/07/2021	200	196
3.406% due 02/28/2022	500	506
Mizuho Financial Group, Inc.
3.481% (US0003M + 0.880%) due 09/11/2022 ~	500	502
3.748% (US0003M + 1.140%) due 09/13/2021 ~	1,700	1,720
4.267% (US0003M + 1.480%) due 04/12/2021 ~	400	407
Morgan Stanley
3.941% (US0003M + 1.180%) due 01/20/2022 ~	400	404
MUFG Bank Ltd.
2.300% due 03/05/2020	200	199
Nationwide Building Society
6.250% due 02/25/2020	150	154
Natwest Markets PLC
5.625% due 08/24/2020	500	516
Navient Corp.
4.875% due 06/17/2019	138	138
5.000% due 10/26/2020	200	203
5.875% due 03/25/2021	200	207
6.625% due 07/26/2021	200	210
8.000% due 03/25/2020	1,000	1,042
Nissan Motor Acceptance Corp.
2.150% due 09/28/2020	1,000	983
3.187% (US0003M + 0.390%) due 07/13/2020 ~	1,200	1,196
ORIX Corp.
2.650% due 04/13/2021	500	495
2.900% due 07/18/2022	500	500
2.950% due 07/23/2020	500	500
3.200% due 01/19/2022	500	503
QNB Finance Ltd.
4.048% (US0003M + 1.350%) due 02/12/2020 ~	700	702
4.147% (US0003M + 1.450%) due 08/11/2021 ~	600	601
Reckson Operating Partnership LP
7.750% due 03/15/2020	2,000	2,086
Royal Bank of Scotland Group PLC
4.152% (US0003M + 1.550%) due 06/25/2024 ~	580	573
4.154% (US0003M + 1.470%) due 05/15/2023 ~	800	797
Santander Holdings USA, Inc.
2.650% due 04/17/2020	200	199
Santander UK Group Holdings PLC
2.875% due 08/05/2021	800	794
Santander UK PLC
3.400% due 06/01/2021	1,000	1,008
SBA Tower Trust
3.156% due 10/10/2045	1,500	1,501
Sinochem Overseas Capital Co. Ltd.
4.500% due 11/12/2020	1,000	1,022
SL Green Operating Partnership LP
3.663% (US0003M + 0.980%) due 08/16/2021 ~	200	199
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021	1,510	1,484
3.000% due 07/15/2022	200	198

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2019 (Unaudited)

Springleaf Finance Corp.
6.125% due 05/15/2022	600	624
8.250% due 12/15/2020	950	1,022
Starwood Property Trust, Inc.
3.625% due 02/01/2021	1,000	999
State Bank of India
3.622% due 04/17/2019	500	500
Synchrony Financial
3.000% due 08/15/2019	2,000	2,001
WEA Finance LLC
2.700% due 09/17/2019	1,525	1,524
		88,081

INDUSTRIALS 29.7%

Altria Group, Inc.
3.490% due 02/14/2022	1,000	1,017
Andeavor Logistics LP
5.500% due 10/15/2019	2,000	2,020
Arrow Electronics, Inc.
3.500% due 04/01/2022	900	906
Bacardi Ltd.
4.500% due 01/15/2021	3,000	3,050
BAT Capital Corp.
3.564% (US0003M + 0.880%) due 08/15/2022 ~	1,100	1,097
BAT International Finance PLC
2.750% due 06/15/2020	1,000	996
Bayer U.S. Finance LLC
2.375% due 10/08/2019	2,035	2,028
Becton Dickinson and Co.
2.675% due 12/15/2019	1,623	1,618
Boral Finance Pty. Ltd.
3.000% due 11/01/2022	400	393
Boston Scientific Corp.
3.450% due 03/01/2024	500	510
Broadcom Corp.
2.375% due 01/15/2020	1,200	1,194
3.000% due 01/15/2022	2,000	1,993
Broadcom, Inc.
4.250% due 04/15/2026 (a)	600	596
Central Nippon Expressway Co. Ltd.
2.849% due 03/03/2022	1,000	998
3.425% due 03/03/2022 •	500	501
3.443% (US0003M + 0.850%) due 09/14/2021 ~	500	503
Charter Communications Operating LLC
3.579% due 07/23/2020	500	504
4.386% (US0003M + 1.650%) due 02/01/2024 ~	500	502
4.464% due 07/23/2022	1,500	1,553
Cigna Corp.
3.750% due 07/15/2023	1,000	1,026
CNPC General Capital Ltd.
2.750% due 05/14/2019	1,300	1,301
Conagra Brands, Inc.
4.600% due 11/01/2025	500	527
Continental Airlines Pass-Through Trust
7.250% due 05/10/2021	441	451
Cox Communications, Inc.
3.250% due 12/15/2022	300	302
Crown Castle Towers LLC
3.222% due 05/15/2042	800	803
CVS Health Corp.
3.321% (US0003M + 0.720%) due 03/09/2021 ~	1,500	1,504
3.350% due 03/09/2021	800	807
Dell International LLC
4.420% due 06/15/2021	400	411
4.900% due 10/01/2026	1,100	1,122
5.450% due 06/15/2023	500	533
Delta Air Lines, Inc.
2.600% due 12/04/2020	800	795
3.625% due 03/15/2022	900	907
Deutsche Telekom International Finance BV
1.500% due 09/19/2019	1,375	1,366
1.950% due 09/19/2021	1,050	1,027
Discovery Communications LLC
5.050% due 06/01/2020	1,000	1,023
DISH DBS Corp.
7.875% due 09/01/2019	1,300	1,319
Dominion Energy Gas Holdings LLC
3.211% (US0003M + 0.600%) due 06/15/2021 ~	300	300
Energy Transfer Operating LP
4.150% due 10/01/2020	500	508
Energy Transfer Partners LP
5.750% due 09/01/2020	200	206
EQT Corp.
8.125% due 06/01/2019	990	998

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2019 (Unaudited)

Equifax, Inc.
3.554% (US0003M + 0.870%) due 08/15/2021 ~	800	795
3.600% due 08/15/2021	1,200	1,212
Flex Ltd.
4.625% due 02/15/2020	1,230	1,246
Fresenius Medical Care U.S. Finance, Inc.
5.625% due 07/31/2019	1,400	1,409
GATX Corp.
3.453% (US0003M + 0.720%) due 11/05/2021 ~	500	498
General Electric Co.
2.700% due 10/09/2022	800	786
4.375% due 09/16/2020	500	510
5.000% due 01/21/2021 •(c)	1,200	1,120
6.000% due 08/07/2019	500	505
General Mills, Inc.
6.610% due 10/15/2022	500	528
Georgia-Pacific LLC
2.539% due 11/15/2019	400	399
HCA, Inc.
6.500% due 02/15/2020	2,700	2,779
Holcim U.S. Finance SARL & Cie SCS
6.000% due 12/30/2019	600	612
Humana, Inc.
2.625% due 10/01/2019	500	499
Hyundai Capital America
1.750% due 09/27/2019	800	796
2.600% due 03/19/2020	1,000	994
3.744% (US0003M + 0.940%) due 07/08/2021 ~	700	700
Imperial Brands Finance PLC
2.950% due 07/21/2020	1,970	1,964
Kansas City Southern
3.000% due 05/15/2023	1,100	1,103
Kinder Morgan Energy Partners LP
6.500% due 04/01/2020	169	175
KLA-Tencor Corp.
3.375% due 11/01/2019	100	100
Komatsu Finance America, Inc.
2.118% due 09/11/2020	1,520	1,500
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029	124	123
Masco Corp.
7.125% due 03/15/2020	39	41
MGM Resorts International
6.750% due 10/01/2020	1,000	1,051
Mylan NV
2.500% due 06/07/2019	1,000	999
3.150% due 06/15/2021	2,000	1,996
NXP BV
4.125% due 06/01/2021	600	613
4.625% due 06/15/2022	2,000	2,074
ONGC Videsh Ltd.
3.250% due 07/15/2019	500	501
Pacific National Finance Pty. Ltd.
4.625% due 09/23/2020	911	926
6.000% due 04/07/2023	1,000	1,077
Penske Truck Leasing Co. LP
3.300% due 04/01/2021	700	703
Petroleos Mexicanos
8.000% due 05/03/2019	1,500	1,508
QVC, Inc.
3.125% due 04/01/2019	1,100	1,100
Reynolds American, Inc.
4.000% due 06/12/2022	700	715
Rockies Express Pipeline LLC
5.625% due 04/15/2020	2,400	2,463
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	1,700	1,767
6.250% due 03/15/2022	500	540
Schaeffler Finance BV
4.750% due 05/15/2023	300	304
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	1,700	1,693
2.875% due 09/23/2023	500	494
Sky Ltd.
2.625% due 09/16/2019	900	899
Southwest Airlines Co.
2.750% due 11/06/2019	500	500
Syngenta Finance NV
3.698% due 04/24/2020	500	502
3.933% due 04/23/2021	1,200	1,206
Takeda Pharmaceutical Co. Ltd.
2.450% due 01/18/2022	1,000	982
Telefonica Emisiones S.A.
5.877% due 07/15/2019	3,200	3,227

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2019 (Unaudited)

Teva Pharmaceutical Finance Netherlands BV
1.700% due 07/19/2019	700	699
Time Warner Cable LLC
5.000% due 02/01/2020	500	508
Volkswagen Group of America Finance LLC
3.458% (US0003M + 0.770%) due 11/13/2020 ~	1,500	1,505
4.000% due 11/12/2021	1,000	1,021
WestJet Airlines Ltd.
3.500% due 06/16/2021	1,050	1,024
Woodside Finance Ltd.
3.650% due 03/05/2025	100	100
3.700% due 09/15/2026	200	197
4.600% due 05/10/2021	1,800	1,840
Woolworths Group Ltd.
4.000% due 09/22/2020	300	304
ZF North America Capital, Inc.
4.000% due 04/29/2020	394	394
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020	1,000	998
3.375% due 11/30/2021	500	503
		96,542

UTILITIES 7.2%

AT&T, Inc.
3.000% due 06/30/2022	500	503
3.583% (US0003M + 0.890%) due 02/15/2023 ~	1,100	1,073
3.777% (US0003M + 1.180%) due 06/12/2024 ~	300	298
China Shenhua Overseas Capital Co. Ltd.
3.125% due 01/20/2020	1,485	1,481
Chugoku Electric Power Co., Inc.
2.701% due 03/16/2020	200	198
Duke Energy Corp.
3.193% (US0003M + 0.500%) due 05/14/2021 ~	600	600
Duquesne Light Holdings, Inc.
5.900% due 12/01/2021	500	531
6.400% due 09/15/2020	200	209
Edison International
2.125% due 04/15/2020	2,000	1,985
Enel Finance International NV
4.250% due 09/14/2023	200	205
FirstEnergy Corp.
2.850% due 07/15/2022	970	964
Israel Electric Corp. Ltd.
9.375% due 01/28/2020	1,500	1,579
NextEra Energy Capital Holdings, Inc.
3.029% (US0003M + 0.400%) due 08/21/2020 ~	500	499
3.179% (US0003M + 0.550%) due 08/28/2021 ~	1,500	1,497
Pennsylvania Electric Co.
5.200% due 04/01/2020	1,000	1,020
Plains All American Pipeline LP
5.750% due 01/15/2020	1,500	1,531
Sempra Energy
3.037% (US0003M + 0.250%) due 07/15/2019 ~	553	552
3.287% (US0003M + 0.500%) due 01/15/2021 ~	2,500	2,480
Sinopec Group Overseas Development Ltd.
2.250% due 09/13/2020	500	495
2.500% due 04/28/2020	2,000	1,991
Sprint Capital Corp.
6.900% due 05/01/2019	300	301
Verizon Communications, Inc.
3.784% (US0003M + 1.100%) due 05/15/2025 ~	1,000	1,001
Vodafone Group PLC
3.769% (US0003M + 0.990%) due 01/16/2024 ~	2,500	2,485
		23,478
Total Corporate Bonds & Notes (Cost $207,447)		208,101

MUNICIPAL BONDS & NOTES 0.2%

KANSAS 0.2%

Kansas Development Finance Authority Revenue Notes, Series 2015
2.258% due 04/15/2019	500	500
Total Municipal Bonds & Notes (Cost $500)		500

U.S. GOVERNMENT AGENCIES 17.5%

Fannie Mae
4.000% due 09/01/2039 - 10/01/2048	7,420	7,667
4.250% due 11/01/2035 - 01/01/2036	343	355
4.750% due 09/01/2034 - 04/01/2036	778	822
5.000% due 04/01/2019 - 09/01/2047	4,584	4,815
5.150% due 05/01/2035	84	85
5.340% due 09/01/2029	74	79

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2019 (Unaudited)

5.350% due 02/01/2035 - 01/01/2038	696	724
5.450% due 04/01/2036	143	150
5.500% due 06/01/2019 - 07/01/2050	2,880	3,030
6.000% due 09/01/2028 - 04/01/2048	2,037	2,164
6.500% due 09/01/2021 - 09/01/2048	995	1,086
Fannie Mae, TBA
3.500% due 05/01/2049	13,350	13,526
4.000% due 05/01/2049	3,600	3,700
Freddie Mac
2.000% due 02/01/2028 - 04/01/2028	12	12
4.500% due 12/01/2019 - 07/01/2021	29	29
5.000% due 07/01/2019 - 02/01/2038	1,156	1,207
5.400% due 09/01/2037 - 11/01/2038	575	613
5.490% due 10/01/2038	33	35
5.500% due 11/01/2021 - 06/01/2047	3,663	3,849
5.550% due 06/01/2037 - 07/01/2037	247	264
5.650% due 01/01/2037	43	46
6.000% due 02/01/2028 - 06/01/2037	809	851
6.500% due 08/01/2022 - 10/17/2038	772	843
7.000% due 05/01/2029 - 10/01/2037	104	106
10.500% due 04/01/2019 - 12/01/2020	6	7
11.000% due 06/01/2019 - 10/01/2020	1	1
Ginnie Mae
3.000% due 11/20/2046	210	212
3.482% due 08/16/2039 •	9	9
3.500% due 05/20/2042 - 09/20/2044	734	748
3.700% due 04/15/2042	216	222
3.740% due 03/20/2042 - 07/20/2042	361	369
3.750% due 04/15/2042 - 03/20/2044	295	305
4.000% due 04/20/2040 - 06/20/2043	2,359	2,394
4.500% due 08/20/2038 - 11/20/2048	3,560	3,711
5.000% due 02/20/2039 - 10/20/2047	135	137
5.350% due 12/15/2036 - 01/15/2038	801	851
5.400% due 12/20/2038 - 06/20/2039	320	338
5.500% due 03/20/2034 - 08/20/2041	631	655
6.000% due 09/20/2038	80	83
6.500% due 09/20/2025 - 07/20/2039	119	126
7.000% due 09/15/2024 - 06/20/2039	710	750
Total U.S. Government Agencies (Cost $57,369)		56,976

U.S. TREASURY OBLIGATIONS 36.0%

U.S. Treasury Inflation Protected Securities (b)
0.750% due 07/15/2028	3,209	3,283
0.875% due 01/15/2029	3,490	3,605
U.S. Treasury Notes
2.500% due 02/28/2021	31,000	31,129
2.875% due 10/31/2020	78,200	78,854
Total U.S. Treasury Obligations (Cost $116,844)		116,871

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.6%

Bancorp Commercial Mortgage Trust
3.492% due 03/15/2036 •	500	501
Bear Stearns Adjustable Rate Mortgage Trust
4.734% due 02/25/2033 ~	2	2
Bear Stearns ALT-A Trust
4.568% due 05/25/2035 ~	69	70
BX Trust
3.364% due 07/15/2034 •	594	594
Chase Mortgage Finance Trust
4.686% due 02/25/2037 ~	1,067	1,101
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.716% due 10/25/2035 •	484	480
CLNS Trust
3.293% due 06/11/2032 •	2,000	1,996
First Horizon Alternative Mortgage Securities Trust
4.366% due 02/25/2035 ~	549	543
GSR Mortgage Loan Trust
4.617% due 08/25/2033 •	178	179
4.791% due 09/25/2035 ~	22	22
Holmes Master Issuer PLC
3.207% due 10/15/2054 •	1,600	1,599
Impac CMB Trust
3.126% due 03/25/2035 •	228	223
JPMorgan Chase Commercial Mortgage Securities Trust
3.379% due 09/15/2050	300	305
Lanark Master Issuer PLC
3.467% due 12/22/2069	2,400	2,409
MASTR Adjustable Rate Mortgages Trust
4.727% due 04/21/2034 ~	46	48
Merrill Lynch Mortgage Investors Trust
2.946% due 04/25/2029 •	400	395
4.420% due 12/25/2035 ~	649	647

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2019 (Unaudited)

Nomura Resecuritization Trust
3.681% due 04/26/2037 ~	378	384
Sequoia Mortgage Trust
2.688% due 07/20/2036 •	1,937	1,867
3.148% due 06/20/2033 •	4	4
3.201% due 11/22/2024 •	5	5
Structured Asset Mortgage Investments Trust
3.062% due 07/19/2034 •	9	9
3.142% due 09/19/2032 •	19	19
Thornburg Mortgage Securities Trust
4.526% due 04/25/2045 ~	137	138
VMC Finance LLC
3.404% due 10/15/2035 •	2,000	1,999
WaMu Mortgage Pass-Through Certificates Trust
2.796% due 01/25/2045 •	25	25
2.886% due 06/25/2044 •	1,078	1,078
3.377% due 06/25/2046 •	54	53
4.128% due 06/25/2033 ~	3	3
Wells Fargo Mortgage-Backed Securities Trust
4.751% due 10/25/2035 ~	35	35
4.849% due 06/25/2035 ~	3	3
Wells Fargo-RBS Commercial Mortgage Trust
3.934% due 06/15/2044 •	1,500	1,518
Total Non-Agency Mortgage-Backed Securities (Cost $18,148)		18,254

ASSET-BACKED SECURITIES 10.1%
Apidos CLO
3.741% due 01/19/2025 •	162	162
Bayview Opportunity Master Fund Trust
3.967% due 03/28/2034 Ø	1,000	1,001
4.213% due 10/29/2033 Ø	348	351
Bear Stearns Asset-Backed Securities Trust
2.976% due 09/25/2035 •	1,500	1,488
3.286% due 10/27/2032 •	40	39
Bear Stearns Second Lien Trust
3.836% due 01/25/2036 •	2,000	2,025
BlueMountain CLO Ltd.
4.127% due 04/13/2027 •	300	300
Cent CLO Ltd.
4.082% due 10/29/2025 •	224	224
Chase Funding Trust
3.086% due 07/25/2033 •	210	205
CIFC Funding Ltd.
3.631% due 10/25/2027 •	300	299
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021	121	122
Crown Point CLO Ltd.
3.713% due 07/17/2028	700	694
Drug Royalty LP
5.637% due 07/15/2023 •	43	43
Dryden Senior Loan Fund
3.687% due 10/15/2027 •	300	298
Enterprise Fleet Financing LLC
2.980% due 10/22/2024	1,500	1,502
First Franklin Mortgage Loan Trust
2.646% due 04/25/2036 •	1,999	1,946
3.236% due 11/25/2034 •	256	252
3.416% due 07/25/2034 •	1,361	1,362
GSAMP Trust
2.746% due 06/25/2036 •	1,000	963
LCM LP
3.801% due 10/20/2027 •	500	499
Navient Private Education Loan Trust
3.684% due 12/15/2028 •	626	631
New Century Home Equity Loan Trust
3.416% due 11/25/2034 •	585	585
NovaStar Mortgage Funding Trust
3.146% due 01/25/2036 •	1,000	995
RAAC Trust
3.036% due 01/25/2046 •	1,000	993
Residential Asset Mortgage Products Trust
3.166% due 05/25/2035 •	500	498
Saxon Asset Securities Trust
3.131% due 05/25/2035 •	195	178
Securitized Asset-Backed Receivables LLC Trust
3.161% due 01/25/2035 •	364	360
SLM Student Loan Trust
3.521% due 04/25/2023 •	511	507
4.271% due 04/25/2023 •	327	331
4.471% due 07/25/2023 •	284	288
SMB Private Education Loan Trust
2.980% due 07/15/2027	1,493	1,496
SoFi Professional Loan Program LLC
3.020% due 02/25/2040	274	275

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2019 (Unaudited)

Soundview Home Loan Trust
3.161% due 06/25/2035 •	1,118	1,115
Starwood Waypoint Homes Trust
3.434% due 01/17/2035 •	981	981
Structured Asset Investment Loan Trust
3.036% due 09/25/2034 •	1,980	1,961
Structured Asset Securities Corp. Mortgage Loan Trust
2.621% due 07/25/2036 •	1,646	1,609
Towd Point Mortgage Trust
3.086% due 02/25/2057 •	630	627
Tralee CLO Ltd.
3.869% due 10/20/2028 •	1,000	994
Vericrest Opportunity Loan Transferee LLC
3.125% due 09/25/2047 Ø	695	694
Wellfleet CLO Ltd.
3.901% due 10/20/2027 •	1,000	1,000
WhiteHorse Ltd.
3.703% due 04/17/2027 •	1,000	997
3.933% due 07/17/2026 •	318	319
Zais CLO Ltd.
3.937% due 04/15/2028 •	1,500	1,492
Total Asset-Backed Securities (Cost $32,573)		32,701

SOVEREIGN ISSUES 0.3%

Export-Import Bank of India
2.750% due 04/01/2020	800	797
Total Sovereign Issues (Cost $792)		797

SHORT-TERM INSTRUMENTS 1.2%

CERTIFICATES OF DEPOSIT 0.3%

Lloyds Bank Corporate Markets PLC
3.297% (US0003M + 0.500%) due 10/26/2020 ~	1,100	1,100
COMMERCIAL PAPER 0.7%
CNH Industrial Capital LLC
3.500% due 05/09/2019	300	299
Energy Transfer Partners
3.200% due 04/22/2019	2,100	2,096
		2,395

REPURCHASE AGREEMENTS (d) 0.2%
		625

Total Short-Term Instruments (Cost $4,120)		4,120
Total Investments in Securities (Cost $438,787)		439,314
Total Investments 135.2% (Cost $438,787)		$439,314
Financial Derivative Instruments (e)(f) 0.2%(Cost or Premiums, net $(226))		521
Other Assets and Liabilities, net (35.4)%		(114,881)
Net Assets 100.0%		$324,954

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund
(Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	03/29/2019	04/01/2019	$625	U.S. Treasury Notes 1.125% due 09/30/2021	$(642)	$625	$625
Total Repurchase Agreements						$(642)	$625	$625

The average amount of borrowings outstanding during the period ended March 31, 2019 was $(44,860) at a weighted average interest rate of 2.145%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(1)	Includes accrued interest.

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	06/2019	281	$68,462	$49	$0	$(11)
90-Day Eurodollar September Futures	09/2019	83	20,240	44	0	(5)
U.S. Treasury 2-Year Note June Futures	06/2019	325	69,255	222	0	(71)
				$315	$0	$(87)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2020	176	$(43,056)	$(132)	$33	$0
U.S. Treasury 5-Year Note June Futures	06/2019	43	(4,981)	(18)	10	0
U.S. Treasury 10-Year Note June Futures	06/2019	381	(47,327)	(618)	107	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2019	37	(6,216)	(228)	14	0
				$(996)	$164	$0
Total Futures Contracts				$(681)	$164	$(87)

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund
(Cont.)	March 31, 2019 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.HY-31 5-Year Index	(5.000)%	Quarterly	12/20/2023	$11,466	$(493)	$(289)	$(782)	$0	$(42)

INTEREST RATE SWAPS

									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
	1-Day USD-Federal
	Funds Rate
Pay	Compounded-OIS	2.500%	Annual	03/01/2020	$338,300	$167	$458	$625	$0	$(83)
	1-Day USD-Federal
	Funds Rate
Pay(4)	Compounded-OIS	2.336	Annual	03/18/2020	179,800	(2)	93	91	0	(20)
	1-Day USD-Federal
	Funds Rate
Receive	Compounded-OIS	2.300	Annual	03/01/2022	121,800	120	(974)	(854)	177	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2028	1,200	20	(90)	(70)	3	0
Receive	3-Month USD-LIBOR	3.030	Semi-Annual	02/13/2029	3,600	(10)	(184)	(194)	9	0
						$295	$(697)	$(402)	$189	$(103)

INTEREST RATE SWAPS -BASIS SWAPS

								Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
	1-Month USD-LIBOR
3-Month USD-LIBOR	+ 0.139%	Quarterly	05/10/2021	$23,740	$0	$(13)	$(13)	$0	$(1)
	1-Month USD-LIBOR
3-Month USD-LIBOR	+ 0.136%	Quarterly	05/11/2021	11,900	0	(5)	(5)	0	(1)
	1-Month USD-LIBOR
3-Month USD-LIBOR	+ 0.139%	Quarterly	05/14/2021	14,760	0	(8)	(8)	0	(1)

					$0	$(26)	$(26)	$0	$(2)
Total Swap Agreements					$(198)	$(1,012)	$(1,210)	$189	$(147)

Cash of $2,307 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2019.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market v alues, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	04/2019	$	12,085	EUR	10,738	$0	$(40)
	05/2019	EUR	10,738	$	12,117	40	0
BPS	04/2019	$	879	JPY	97,700	3	0
BRC	04/2019		4,957		548,000	0	(13)
CBK	04/2019	EUR	3	$	3	0	0
	04/2019	JPY	714,900		6,481	30	0
	04/2019	$	707	EUR	622	0	(9)
	04/2019		3,269	JPY	361,800	2	0
	05/2019		2,329	EUR	2,068	0	(3)
	05/2019		6,499	JPY	714,900	0	(29)
GLM	04/2019	EUR	1,520	$	1,715	10	0
JPM	04/2019		9,837		11,219	184	0

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund
(Cont.)	March 31, 2019 (Unaudited)

04/2019	$621	JPY	69,200	4	0
Total Forward Foreign Currency Contracts				$273	$(94)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount**	Cost	Market Value
HUS	Call - OTC USD versus JPY	JPY	116.000	04/11/2019	2,000	$0	$0
Total Purchased Options						$0	$0

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount**	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-31 5-Year Index	Sell	1.150%	04/17/2019	800	$(1)	$0
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	05/15/2019	1,100	(1)	0
BPS	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	04/17/2019	1,000	(1)	0
CBK	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	04/17/2019	1,200	(1)	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.050	04/17/2019	1,200	(1)	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.150	04/17/2019	1,300	(2)	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.200	04/17/2019	1,300	(1)	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	1.000	05/15/2019	2,000	(2)	0
GST	Put - OTC CDX.IG-31 5-Year Index	Sell	1.150	04/17/2019	1,400	(2)	0
	Put - OTC CDX.IG-31 5-Year Index	Sell	2.400	09/18/2019	1,400	(2)	0
						$(14)	$0

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount**	Premiums (Received)	Market Value
JPM	Put - OTC Fannie Mae, TBA 3.000% due 06/01/2049	$98.656	06/06/2019	7,000	$(14)	$(18)
Total Written Options					$(28)	$(18)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON SECURITIES

										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Receive d)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
		U.S. Treasury Inflation
BPS	Receive	Protected Securities	N/A	2.670%	Maturity	04/08/2019	$5,490	$0	$56	$56	$0
				2.660% (Federal
		U.S. Treasury Inflation		Funds Rate plus a
	Receive	Protected Securities	N/A	specified spread)	Maturity	04/12/2019	4,500	0	102	102	0
		U.S. Treasury Inflation
	Receive	Protected Securities	N/A	2.660%	Maturity	04/22/2019	6,300	0	46	46	0
				2.700% (Federal
		U.S. Treasury Inflation		Funds Rate plus a
MYC	Receive	Protected Securities	N/A	specified spread)	Maturity	04/11/2019	1,700	0	37	37	0

Total Swap Agreements								$0	$241	$241	$0

**	Notional Amount represents the number of contracts.

(1)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$994	$994
Corporate Bonds & Notes
Banking & Finance	0	88,081	0	88,081
Industrials	596	95,946	0	96,542
Utilities	0	23,478	0	23,478
Municipal Bonds & Notes
Kansas	0	500	0	500

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund
(Cont.)	March 31, 2019 (Unaudited)

U.S. Government Agencies	0	56,976	0	56,976
U.S. Treasury Obligations	0	116,871	0	116,871
Non-Agency Mortgage-Backed Securities	0	18,254	0	18,254
Asset-Backed Securities	0	32,701	0	32,701
Sovereign Issues	0	797	0	797
Short-Term Instruments
Certificates of Deposit	0	1,100	0	1,100
Commercial Paper	0	2,395	0	2,395
Repurchase Agreements	0	625	0	625

Total Investments	$596	$437,724	$994	$439,314

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	164	189	0	353
Over the counter	0	514	0	514

	$164	$703	$0	$867
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(87)	(147)	0	(234)
Over the counter	0	(112)	0	(112)

	$(87)	$(259)	$0	$(346)

Total Financial Derivative Instruments	$77	$444	$0	$521

Totals	$673	$438,168	$994	$439,835

There were no significant transfers into or out of Level 3 during the period ended March 31, 2019.

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

INVESTMENTS IN SECURITIES 99.8% ¤

CORPORATE BONDS & NOTES 68.4%

BANKING & FINANCE 34.1%

ABN AMRO Bank NV
1.800% due 09/20/2019	$8,000	$7,964
3.209% (US0003M + 0.570%) due 08/27/2021 ~	20,000	20,039
ADCB Finance Cayman Ltd.
2.625% due 03/10/2020	5,000	4,976
2.750% due 09/16/2019	7,500	7,490
AerCap Ireland Capital DAC
3.750% due 05/15/2019	64,544	64,599
4.250% due 07/01/2020	2,300	2,332
4.625% due 10/30/2020	2,300	2,355
AIA Group Ltd.
3.153% (US0003M + 0.520%) due 09/20/2021 ~	31,850	31,831
AIG Global Funding
3.062% (US0003M + 0.460%) due 06/25/2021 ~	8,900	8,905
3.080% (US0003M + 0.480%) due 07/02/2020 ~	6,208	6,222
Air Lease Corp.
2.125% due 01/15/2020	22,185	22,070
4.750% due 03/01/2020	20,657	20,988
Aircastle Ltd.
7.625% due 04/15/2020	8,635	9,021
American Express Co.
3.346% (US0003M + 0.610%) due 08/01/2022 ~	14,200	14,201
American Express Credit Corp.
3.643% (US0003M + 1.050%) due 09/14/2020 ~	17,705	17,890
American Honda Finance Corp.
2.891% (US0003M + 0.290%) due 12/10/2021 ~	33,000	32,878
3.257% (US0003M + 0.470%) due 01/08/2021 ~	25,000	25,086
American Tower Corp.
2.800% due 06/01/2020	7,500	7,497
5.050% due 09/01/2020	3,500	3,608
Athene Global Funding
2.750% due 04/20/2020	585	583
3.901% (US0003M + 1.140%) due 04/20/2020 ~	42,225	42,472
4.038% (US0003M + 1.230%) due 07/01/2022 ~	35,659	35,838
AvalonBay Communities, Inc.
3.217% (US0003M + 0.430%) due 01/15/2021 ~	7,200	7,150
Aviation Capital Group LLC
3.421% (US0003M + 0.670%) due 07/30/2021 ~	4,605	4,579
3.576% (US0003M + 0.950%) due 06/01/2021 ~	30,700	30,714
Axis Bank Ltd.
3.250% due 05/21/2020	10,854	10,838
Bank of America Corp.
3.242% (US0003M + 0.650%) due 10/01/2021 ~	28,000	28,093
3.421% (US0003M + 0.660%) due 07/21/2021 ~	13,200	13,234
Barclays PLC
2.750% due 11/08/2019	89,930	89,875
2.875% due 06/08/2020	2,089	2,087
4.063% (US0003M + 1.380%) due 05/16/2024 ~	19,000	18,452
BNZ International Funding Ltd.
2.400% due 02/21/2020	2,500	2,491
3.341% (US0003M + 0.700%) due 02/21/2020 ~	20,650	20,730
BOC Aviation Ltd.
3.000% due 03/30/2020	6,528	6,523
3.788% (US0003M + 1.050%) due 05/02/2021 ~	5,385	5,414
3.875% due 05/09/2019	28,995	29,018
Canadian Imperial Bank of Commerce
3.128% (US0003M + 0.520%) due 09/06/2019 ~	1,860	1,864
Caterpillar Financial Services Corp.
2.887% (US0003M + 0.280%) due 09/07/2021 ~	14,000	13,986
3.194% (US0003M + 0.510%) due 05/15/2023 ~	8,400	8,347
Chiba Bank Ltd.
2.550% due 10/30/2019	14,400	14,342
Citibank N.A.
2.875% (US0003M + 0.260%) due 09/18/2019 ~	4,500	4,505
3.030% (SOFRRATE + 0.600%) due 03/13/2021 ~	17,500	17,529
Citigroup, Inc.
2.050% due 06/07/2019	28,000	27,968
3.537% (US0003M + 0.930%) due 06/07/2019 ~	9,000	9,015
3.649% (US0003M + 1.023%) due 06/01/2024 ~	37,800	37,878
3.928% (US0003M + 1.190%) due 08/02/2021 ~	8,200	8,319
3.981% (US0003M + 1.380%) due 03/30/2021 ~	27,000	27,466

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund
(Cont.)	March 31, 2019 (Unaudited)

4.075% (US0003M + 1.310%) due 10/26/2020 ~	11,200	11,355
Cooperatieve Rabobank UA
3.613% (US0003M + 0.830%) due 01/10/2022 ~	45,000	45,409
Credit Suisse AG
2.300% due 05/28/2019	500	500
Credit Suisse Group AG
3.837% (US0003M + 1.240%) due 06/12/2024 ~	5,000	4,975
Credit Suisse Group Funding Guernsey Ltd.
2.750% due 03/26/2020	16,571	16,554
5.070% (US0003M + 2.290%) due 04/16/2021 ~	16,900	17,425
Danske Bank A/S
1.650% due 09/06/2019	10,000	9,934
2.200% due 03/02/2020	3,900	3,857
3.125% (US0003M + 0.510%) due 03/02/2020 ~	22,100	22,009
3.188% (US0003M + 0.580%) due 09/06/2019 ~	4,850	4,847
DBS Group Holdings Ltd.
2.246% due 07/16/2019	4,328	4,323
3.085% (US0003M + 0.490%) due 06/08/2020 ~	32,424	32,479
3.279% (US0003M + 0.500%) due 07/16/2019 ~	12,900	12,906
3.391% (US0003M + 0.620%) due 07/25/2022 ~	33,530	33,669
Delphi Financial Group, Inc.
7.875% due 01/31/2020	3,805	3,950
DNB Bank ASA
2.970% (US0003M + 0.370%) due 10/02/2020 ~	11,000	11,004
3.685% (US0003M + 1.070%) due 06/02/2021 ~	5,000	5,063
Erste Abwicklungsanstalt
2.811% (US0003M + 0.210%) due 03/09/2020 ~	22,400	22,439
First Abu Dhabi Bank PJSC
3.000% due 08/13/2019	5,734	5,732
First Republic Bank
2.375% due 06/17/2019	1,880	1,878
Ford Motor Credit Co. LLC
1.897% due 08/12/2019	5,745	5,721
2.021% due 05/03/2019	22,758	22,738
2.597% due 11/04/2019	1,500	1,496
3.168% (US0003M + 0.430%) due 11/02/2020 ~	1,200	1,173
3.532% (US0003M + 0.930%) due 09/24/2020 ~	58,100	57,870
3.668% (US0003M + 0.930%) due 11/04/2019 ~	830	831
3.797% (US0003M + 1.000%) due 01/09/2020 ~	24,675	24,674
5.345% (US0003M + 2.550%) due 01/07/2021 ~	13,600	13,734
8.125% due 01/15/2020	8,677	8,995
General Motors Financial Co., Inc.
2.350% due 10/04/2019	9,600	9,577
3.150% due 01/15/2020	4,600	4,607
3.274% (US0003M + 0.540%) due 11/06/2020 ~	730	723
3.500% due 07/10/2019	13,042	13,067
3.647% (US0003M + 0.850%) due 04/09/2021 ~	6,900	6,850
3.727% (US0003M + 0.930%) due 04/13/2020 ~	22,213	22,249
3.838% (US0003M + 1.100%) due 11/06/2021 ~	35,000	34,763
4.064% (US0003M + 1.270%) due 10/04/2019 ~	12,867	12,909
4.147% (US0003M + 1.450%) due 05/09/2019 ~	2,194	2,196
4.347% (US0003M + 1.560%) due 01/15/2020 ~	34,832	35,063
Goldman Sachs Group, Inc.
2.550% due 10/23/2019	5,600	5,592
3.339% (US0003M + 0.730%) due 12/27/2020 ~	3,000	3,006
3.854% (US0003M + 1.170%) due 11/15/2021 ~	38,125	38,490
3.875% (US0003M + 1.110%) due 04/26/2022 ~	19,000	19,107
3.932% (US0003M + 1.160%) due 04/23/2020 ~	10,000	10,080
4.131% (US0003M + 1.360%) due 04/23/2021 ~	6,656	6,756
Harley-Davidson Financial Services, Inc.
2.150% due 02/26/2020	2,000	1,983
2.400% due 09/15/2019	5,866	5,848
3.141% (US0003M + 0.500%) due 05/21/2020 ~	16,656	16,661
3.555% (US0003M + 0.940%) due 03/02/2021 ~	36,700	36,707
HSBC Holdings PLC
3.247% (US0003M + 0.650%) due 09/11/2021 ~	33,000	32,986
3.283% (US0003M + 0.600%) due 05/18/2021 ~	8,160	8,159
4.311% (US0003M + 1.660%) due 05/25/2021 ~	80,143	81,741
4.835% (US0003M + 2.240%) due 03/08/2021 ~	23,475	24,215
HSH Portfoliomanagement AoeR
2.945% (US0003M + 0.330%) due 09/18/2020 ~	1,000	1,003
3.024% (US0003M + 0.330%) due 11/19/2021 ~	10,000	10,065
Hutchison Whampoa International Ltd.
7.625% due 04/09/2019	18,164	18,182
Hyundai Capital Services, Inc.
1.625% due 08/30/2019	19,469	19,367
2.625% due 09/29/2020	21,500	21,310
ICICI Bank Ltd.
3.125% due 08/12/2020	500	499
3.500% due 03/18/2020	1,150	1,153
4.800% due 05/22/2019	74,088	74,363
ING Bank NV
3.282% (US0003M + 0.690%) due 10/01/2019 ~	2,000	2,006
3.653% (US0003M + 0.970%) due 08/17/2020 ~	2,000	2,019

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund
(Cont.)	March 31, 2019 (Unaudited)

International Finance Facility for Immunisation Co.
2.996% due 11/01/2019 •	5,575	5,587
International Lease Finance Corp.
5.875% due 04/01/2019	26,935	26,935
6.250% due 05/15/2019	33,544	33,668
8.250% due 12/15/2020	2,301	2,487
Jackson National Life Global Funding
3.065% (US0003M + 0.300%) due 04/27/2020 ~	19,400	19,418
3.081% (US0003M + 0.480%) due 06/11/2021 ~	1,700	1,704
3.087% (US0003M + 0.300%) due 10/15/2020 ~	17,400	17,404
3.339% (US0003M + 0.730%) due 06/27/2022 ~	25,750	25,889
John Deere Capital Corp.
2.975% (US0003M + 0.180%) due 01/07/2020 ~	15,000	15,018
JPMorgan Chase & Co.
3.225% (US0003M + 0.610%) due 06/18/2022 ~	67,000	66,951
4.106% (US0003M + 1.480%) due 03/01/2021 ~	12,145	12,375
JPMorgan Chase Bank N.A.
2.856% (US0003M + 0.230%) due 09/01/2020 ~	13,100	13,112
3.026% (US0003M + 0.290%) due 02/01/2021 ~	19,000	19,011
Lloyds Bank PLC
3.229% (US0003M + 0.490%) due 05/07/2021 ~	24,000	23,958
Macquarie Bank Ltd.
2.600% due 06/24/2019	15,500	15,494
3.144% (US0003M + 0.350%) due 04/04/2019 ~	2,145	2,145
3.872% (US0003M + 1.120%) due 07/29/2020 ~	51,650	52,228
Macquarie Group Ltd.
3.649% (US0003M + 1.020%) due 11/28/2023 ~	2,750	2,723
7.625% due 08/13/2019	4,200	4,273
Metropolitan Life Global Funding
3.000% due 09/07/2020 •	40,000	40,008
Mitsubishi Corp. Finance PLC
3.231% (US0003M + 0.480%) due 04/30/2019 ~	6,000	6,001
Mitsubishi UFJ Financial Group, Inc.
3.307% (US0003M + 0.700%) due 03/07/2022 ~	11,100	11,122
3.355% (US0003M + 0.740%) due 03/02/2023 ~	16,000	16,001
3.415% (US0003M + 0.650%) due 07/26/2021 ~	772	774
3.561% (US0003M + 0.790%) due 07/25/2022 ~	38,516	38,545
3.583% (US0003M + 0.920%) due 02/22/2022 ~	24,249	24,424
3.668% (US0003M + 1.060%) due 09/13/2021 ~	37,101	37,516
4.506% (US0003M + 1.880%) due 03/01/2021 ~	940	963
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.500% due 03/09/2020	13,450	13,351
3.547% (US0003M + 0.775%) due 07/23/2019 ~	33,422	33,460
Mizuho Financial Group, Inc.
3.481% (US0003M + 0.880%) due 09/11/2022 ~	42,600	42,808
3.569% (US0003M + 0.940%) due 02/28/2022 ~	9,000	9,051
3.748% (US0003M + 1.140%) due 09/13/2021 ~	32,255	32,634
4.267% (US0003M + 1.480%) due 04/12/2021 ~	23,850	24,250
Morgan Stanley
2.375% due 07/23/2019	36,000	35,957
3.247% (US0003M + 0.550%) due 02/10/2021 ~	37,100	37,142
3.691% (US0003M + 0.930%) due 07/22/2022 ~	22,500	22,625
3.905% (US0003M + 1.140%) due 01/27/2020 ~	2,400	2,416
3.941% (US0003M + 1.180%) due 01/20/2022 ~	5,000	5,051
5.625% due 09/23/2019	10,632	10,771
7.300% due 05/13/2019	26,634	26,772
MUFG Bank Ltd.
2.350% due 09/08/2019	2,200	2,196
National Bank of Canada
3.373% (US0003M + 0.600%) due 01/17/2020 ~	18,000	18,071
National Rural Utilities Cooperative Finance Corp.
2.967% (US0003M + 0.375%) due 06/30/2021 ~	11,000	11,009
Nationwide Building Society
2.350% due 01/21/2020	1,000	996
6.250% due 02/25/2020	2,794	2,876
NatWest Markets PLC
4.001% (US0003M + 1.400%) due 09/29/2022 ~	53,700	53,780
Nissan Motor Acceptance Corp.
2.150% due 07/13/2020	3,235	3,192
2.150% due 09/28/2020	9,500	9,341
2.987% (US0003M + 0.390%) due 09/28/2020 ~	7,796	7,747
2.987% due 09/28/2020 •	3,200	3,180
3.128% due 09/13/2019 •	15,815	15,818
3.131% (US0003M + 0.520%) due 03/15/2021 ~	4,200	4,168
3.187% (US0003M + 0.390%) due 07/13/2020 ~	21,100	21,023
3.243% (US0003M + 0.630%) due 09/21/2021 ~	24,117	23,890
3.287% due 09/28/2022 •	9,850	9,634
3.377% (US0003M + 0.580%) due 01/13/2020 ~	9,786	9,783
3.447% (US0003M + 0.650%) due 07/13/2022 ~	9,550	9,391
3.687% (US0003M + 0.890%) due 01/13/2022 ~	43,745	43,415
Nordea Bank Abp
2.375% due 04/04/2019	9,500	9,500
3.099% (US0003M + 0.470%) due 05/29/2020 ~	9,000	9,022

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund
(Cont.)	March 31, 2019 (Unaudited)

NRW Bank
2.659% (US0003M + 0.060%) due 03/05/2021 ~	18,000	18,011
2.856% (US0003M + 0.120%) due 02/01/2022 ~	27,000	27,163
OMX Timber Finance Investments LLC
5.420% due 01/29/2020	4,900	4,964
Protective Life Global Funding
3.117% (US0003M + 0.520%) due 06/28/2021 ~	10,000	10,019
QNB Finance Ltd.
2.875% due 04/29/2020	8,200	8,179
3.989% (US0003M + 1.350%) due 05/31/2021 ~	16,825	17,035
4.048% (US0003M + 1.350%) due 02/12/2020 ~	14,700	14,736
4.089% (US0003M + 1.350%) due 02/07/2020 ~	4,200	4,210
4.350% (US0003M + 1.570%) due 07/18/2021 ~	4,000	4,036
Reckson Operating Partnership LP
7.750% due 03/15/2020	33,067	34,481
Reliance Standard Life Global Funding
2.500% due 04/24/2019	18,772	18,768
2.500% due 01/15/2020	5,000	4,979
Royal Bank of Scotland Group PLC
4.154% (US0003M + 1.470%) due 05/15/2023 ~	46,500	46,341
6.400% due 10/21/2019	6,927	7,052
Santander Holdings USA, Inc.
2.650% due 04/17/2020	12,500	12,459
Santander UK PLC
2.350% due 09/10/2019	42,100	41,998
3.246% (US0003M + 0.620%) due 06/01/2021 ~	10,000	9,997
3.344% (US0003M + 0.660%) due 11/15/2021 ~	21,600	21,601
Siam Commercial Bank PCL
3.500% due 04/07/2019	17,085	17,085
Skandinaviska Enskilda Banken AB
3.113% (US0003M + 0.430%) due 05/17/2021 ~	15,000	15,005
SL Green Operating Partnership LP
3.663% (US0003M + 0.980%) due 08/16/2021 ~	13,800	13,742
Standard Chartered PLC
2.100% due 08/19/2019	41,274	41,144
2.400% due 09/08/2019	37,158	37,063
3.813% (US0003M + 1.130%) due 08/19/2019 ~	50,760	50,929
State Bank of India
3.622% due 04/17/2019	16,628	16,630
3.745% (US0003M + 0.950%) due 04/06/2020 ~	53,000	53,069
SumitG Guaranteed Secured Obligation Issuer DAC
2.251% due 11/02/2020	3,500	3,460
Sumitomo Mitsui Banking Corp.
3.090% (US0003M + 0.310%) due 10/18/2019 ~	39,400	39,445
3.149% (US0003M + 0.370%) due 10/16/2020 ~	38,000	38,045
Sumitomo Mitsui Financial Group, Inc.
3.520% (US0003M + 0.740%) due 10/18/2022 ~	4,500	4,504
3.567% (US0003M + 0.780%) due 07/12/2022 ~	40,065	40,190
3.769% (US0003M + 0.970%) due 01/11/2022 ~	12,000	12,103
3.897% (US0003M + 1.110%) due 07/14/2021 ~	11,500	11,638
4.281% (US0003M + 1.680%) due 03/09/2021 ~	6,000	6,130
Sumitomo Mitsui Trust Bank Ltd.
1.950% due 09/19/2019	790	787
2.050% due 10/18/2019	5,735	5,711
3.065% (US0003M + 0.440%) due 09/19/2019 ~	3,000	3,004
3.690% (US0003M + 0.910%) due 10/18/2019 ~	11,400	11,445
Svenska Handelsbanken AB
3.105% (US0003M + 0.490%) due 06/17/2019 ~	3,900	3,904
3.121% (US0003M + 0.470%) due 05/24/2021 ~	9,700	9,733
Synchrony Financial
3.000% due 08/15/2019	61,903	61,923
Toyota Motor Credit Corp.
3.083% due 05/17/2022 •	18,900	18,884
3.489% due 01/11/2022 •	21,500	21,704
UBS AG
2.949% (US0003M + 0.320%) due 05/28/2019 ~	8,500	8,504
3.106% (US0003M + 0.480%) due 12/01/2020 ~	11,500	11,516
3.175% due 06/08/2020 •	9,000	9,037
3.476% (US0003M + 0.850%) due 06/01/2020 ~	1,700	1,711
UBS Group Funding Switzerland AG
3.634% (US0003M + 0.950%) due 08/15/2023 ~	37,500	37,348
4.577% due 04/14/2021•	28,300	29,008
United Overseas Bank Ltd.
3.252% (US0003M + 0.480%) due 04/23/2021 ~	8,500	8,516
WEA Finance LLC
2.700% due 09/17/2019	23,841	23,828
Wells Fargo & Co.
3.641% (US0003M + 0.880%) due 07/22/2020 ~	15,629	15,756
3.955% (US0003M + 1.340%) due 03/04/2021 ~	6,800	6,921
Wells Fargo Bank N.A.
2.910% (SOFRRATE + 0.480%) due 03/25/2020 ~	10,000	10,013
3.271% (US0003M + 0.510%) due 10/22/2021 ~	41,162	41,259

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund
(Cont.)	March 31, 2019 (Unaudited)

3.272% (US0003M + 0.500%) due 07/23/2021 ~	24,000	24,041
		3,990,922

INDUSTRIALS 28.3%

Alimentation Couche-Tard, Inc.
3.108% (US0003M + 0.500%) due 12/13/2019 ~	10,090	10,089
Allergan Funding SCS
3.000% due 03/12/2020	29,237	29,228
3.852% (US0003M + 1.255%) due 03/12/2020 ~	67,841	68,440
Amgen, Inc.
3.017% (US0003M + 0.320%) due 05/10/2019 ~	3,000	3,001
3.147% (US0003M + 0.450%) due 05/11/2020 ~	17,958	18,015
Anthem, Inc.
2.250% due 08/15/2019	11,725	11,704
Apple, Inc.
3.047% (US0003M + 0.350%) due 05/11/2022 ~	100	101
AstraZeneca PLC
3.348% (US0003M + 0.665%) due 08/17/2023 ~	7,500	7,465
Baidu, Inc.
2.750% due 06/09/2019	51,482	51,498
BAT Capital Corp.
2.297% due 08/14/2020	14,200	14,064
3.283% due 08/14/2020 •	82,113	81,952
3.564% (US0003M + 0.880%) due 08/15/2022 ~	36,950	36,840
BAT International Finance PLC
1.625% due 09/09/2019	12,710	12,640
2.750% due 06/15/2020	4,000	3,986
Bayer U.S. Finance LLC
2.125% due 07/15/2019	12,125	12,088
2.375% due 10/08/2019	100,935	100,613
3.232% (US0003M + 0.630%) due 06/25/2021 ~	28,197	27,964
BMW U.S. Capital LLC
3.063% (US0003M + 0.370%) due 08/14/2020 ~	38,500	38,497
3.175% (US0003M + 0.380%) due 04/06/2020 ~	4,040	4,045
3.207% (US0003M + 0.410%) due 04/12/2021 ~	21,600	21,594
3.435% (US0003M + 0.640%) due 04/06/2022 ~	12,234	12,255
BP AMI Leasing, Inc.
5.523% due 05/08/2019	2,342	2,348
Broadcom Corp.
2.375% due 01/15/2020	161,731	160,955
Cardinal Health, Inc.
3.381% (US0003M + 0.770%) due 06/15/2022 ~	9,495	9,425
Central Nippon Expressway Co. Ltd.
2.079% due 11/05/2019	24,200	24,103
2.170% due 08/05/2019	62,906	62,750
2.381% due 09/17/2020	5,500	5,469
3.144% (US0003M + 0.460%) due 02/15/2022 ~	19,800	19,667
3.278% (US0003M + 0.540%) due 08/04/2020 ~	26,000	26,031
3.298% (US0003M + 0.560%) due 11/02/2021 ~	19,850	19,826
3.425% due 03/03/2022 •	69,660	69,851
3.443% (US0003M + 0.850%) due 09/14/2021 ~	21,050	21,181
3.629% (US0003M + 1.000%) due 05/28/2021 ~	31,000	31,264
3.653% (US0003M + 0.970%) due 02/16/2021 ~	1,000	1,007
3.842% (US0003M + 1.070%) due 04/23/2021 ~	7,570	7,643
Cigna Corp.
2.965% (US0003M + 0.350%) due 03/17/2020 ~	40,550	40,526
3.265% (US0003M + 0.650%) due 09/17/2021 ~	50,000	50,000
CNPC General Capital Ltd.
2.700% due 11/25/2019	4,437	4,435
2.750% due 05/14/2019	23,248	23,263
Comcast Corp.
2.922% (US0003M + 0.330%) due 10/01/2020 ~	37,690	37,742
5.700% due 07/01/2019	1,457	1,466
Conagra Brands, Inc.
3.297% (US0003M + 0.500%) due 10/09/2020 ~	7,225	7,189
3.511% (US0003M + 0.750%) due 10/22/2020 ~	3,755	3,752
Constellation Brands, Inc.
2.000% due 11/07/2019	15,000	14,920
3.384% (US0003M + 0.700%) due 11/15/2021 ~	8,300	8,305
3.875% due 11/15/2019	11,140	11,200
CVS Health Corp.
3.125% due 03/09/2020	35,935	36,044
3.231% (US0003M + 0.630%) due 03/09/2020 ~	13,544	13,579
3.321% (US0003M + 0.720%) due 03/09/2021 ~	8,700	8,723
D.R. Horton, Inc.
4.000% due 02/15/2020	7,897	7,965
Daimler Finance North America LLC
2.200% due 05/05/2020	2,283	2,266
2.250% due 09/03/2019	955	952
2.250% due 03/02/2020	2,685	2,669
3.100% due 05/04/2020	9,200	9,219
3.128% (US0003M + 0.390%) due 05/04/2020 ~	10,000	9,994
3.128% (US0003M + 0.430%) due 02/12/2021 ~	10,775	10,732

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund
(Cont.)	March 31, 2019 (Unaudited)

3.263% (US0003M + 0.530%) due 05/05/2020 ~	10,625	10,634
3.288% (US0003M + 0.550%) due 05/04/2021 ~	42,938	42,887
3.403% (US0003M + 0.670%) due 11/05/2021 ~	47,000	46,907
3.543% (US0003M + 0.880%) due 02/22/2022 ~	38,400	38,509
Dell International LLC
4.420% due 06/15/2021	2,259	2,319
Deutsche Telekom International Finance BV
1.500% due 09/19/2019	5,500	5,466
3.075% (US0003M + 0.450%) due 09/19/2019 ~	20,830	20,852
3.353% (US0003M + 0.580%) due 01/17/2020 ~	49,615	49,707
6.000% due 07/08/2019	5,000	5,041
Diageo Capital PLC
2.923% (US0003M + 0.240%) due 05/18/2020 ~	5,000	5,004
Dignity Health
2.637% due 11/01/2019	8,000	7,997
Discovery Communications LLC
2.200% due 09/20/2019	6,089	6,065
2.750% due 11/15/2019	5,450	5,440
3.343% (US0003M + 0.710%) due 09/20/2019 ~	36,683	36,738
5.050% due 06/01/2020	2,085	2,133
Dominion Energy Gas Holdings LLC
3.211% (US0003M + 0.600%) due 06/15/2021 ~	44,900	44,896
DXC Technology Co.
3.576% (US0003M + 0.950%) due 03/01/2021 ~	4,080	4,080
eBay, Inc.
3.216% (US0003M + 0.480%) due 08/01/2019 ~	30,583	30,609
Enbridge, Inc.
3.311% (US0003M + 0.700%) due 06/15/2020 ~	11,700	11,712
Energy Transfer Operating LP
9.000% due 04/15/2019	11,760	11,785
Enterprise Products Operating LLC
2.550% due 10/15/2019	1,350	1,348
EQT Corp.
2.500% due 10/01/2020	2,280	2,251
3.362% (US0003M + 0.770%) due 10/01/2020 ~	7,240	7,204
8.125% due 06/01/2019	21,842	22,025
ERAC USA Finance LLC
2.350% due 10/15/2019	4,650	4,637
Florida Gas Transmission Co. LLC
7.900% due 05/15/2019	4,940	4,968
Fresenius Medical Care U.S. Finance, Inc.
5.625% due 07/31/2019	13,098	13,183
GATX Corp.
2.500% due 07/30/2019	5,000	4,988
3.453% (US0003M + 0.720%) due 11/05/2021 ~	10,400	10,351
General Electric Co.
2.200% due 01/09/2020	2,000	1,988
2.500% due 03/28/2020	5,700	5,672
6.000% due 08/07/2019	43,795	44,216
General Mills, Inc.
6.610% due 10/15/2022	10,800	11,395
General Motors Co.
3.539% (US0003M + 0.800%) due 08/07/2020 ~	3,000	2,997
GlaxoSmithKline Capital PLC
3.043% (US0003M + 0.350%) due 05/14/2021 ~	6,400	6,418
Goodrich Corp.
4.875% due 03/01/2020	10,000	10,187
Harris Corp.
3.231% (US0003M + 0.480%) due 04/30/2020 ~	4,900	4,897
HCA, Inc.
4.250% due 10/15/2019	13,706	13,778
6.500% due 02/15/2020	3,000	3,088
Hewlett Packard Enterprise Co.
2.100% due 10/04/2019	51,510	51,298
3.515% (US0003M + 0.720%) due 10/05/2021 ~	21,200	21,129
Hyundai Capital America
1.750% due 09/27/2019	10,115	10,065
2.000% due 07/01/2019	6,790	6,776
2.550% due 04/03/2020	4,010	3,982
2.600% due 03/19/2020	11,000	10,938
3.415% due 09/18/2020 •	8,400	8,403
3.608% (US0003M + 0.800%) due 04/03/2020 ~	1,200	1,201
3.615% (US0003M + 1.000%) due 09/18/2020 ~	2,685	2,693
Imperial Brands Finance PLC
2.950% due 07/21/2020	6,500	6,482
Incitec Pivot Finance LLC
6.000% due 12/10/2019	12,275	12,506
Kinder Morgan Energy Partners LP
6.850% due 02/15/2020	6,873	7,097
Kinder Morgan, Inc.
3.050% due 12/01/2019	7,556	7,565
KLA-Tencor Corp.
3.375% due 11/01/2019	2,905	2,913

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund
(Cont.)	March 31, 2019 (Unaudited)

Kraft Heinz Foods Co.
3.117% (US0003M + 0.420%) due 08/09/2019 ~	39,647	39,665
3.267% (US0003M + 0.570%) due 02/10/2021 ~	16,504	16,461
5.375% due 02/10/2020	8,400	8,573
Kroger Co.
1.500% due 09/30/2019	2,560	2,542
Life Technologies Corp.
6.000% due 03/01/2020	15,000	15,410
Marriott International, Inc.
3.226% (US0003M + 0.600%) due 12/01/2020 ~	18,000	18,031
Martin Marietta Materials, Inc.
3.133% (US0003M + 0.500%) due 12/20/2019 ~	9,665	9,656
3.313% (US0003M + 0.650%) due 05/22/2020 ~	9,526	9,526
McDonald's Corp.
3.195% (US0003M + 0.430%) due 10/28/2021 ~	20,600	20,611
Minera y Metalurgica del Boleo SAPI de C.V.
2.875% due 05/07/2019	18,699	18,699
Molson Coors Brewing Co.
1.450% due 07/15/2019	30,576	30,454
Mondelez International Holdings Netherlands BV
1.625% due 10/28/2019	19,750	19,607
3.375% (US0003M + 0.610%) due 10/28/2019 ~	49,890	49,999
Mylan NV
2.500% due 06/07/2019	15,861	15,850
NBCUniversal Enterprise, Inc.
1.974% due 04/15/2019	10,150	10,147
Nexen, Inc.
6.200% due 07/30/2019	6,870	6,942
NTT Finance Corp.
3.131% (US0003M + 0.530%) due 06/29/2020 ~	84,128	84,297
NXP BV
4.125% due 06/15/2020	19,495	19,790
Oil India Ltd.
3.875% due 04/17/2019	15,000	15,016
ONGC Videsh Ltd.
3.250% due 07/15/2019	7,046	7,054
Ooredoo International Finance Ltd.
7.875% due 06/10/2019	4,300	4,342
Penske Truck Leasing Co. LP
2.500% due 06/15/2019	2,400	2,397
3.050% due 01/09/2020	8,335	8,337
3.200% due 07/15/2020	8,500	8,520
3.650% due 07/29/2021	1,200	1,217
Petronas Capital Ltd.
5.250% due 08/12/2019	35,039	35,390
Phillips 66
3.246% (US0003M + 0.600%) due 02/26/2021 ~	7,300	7,300
3.537% (US0003M + 0.750%) due 04/15/2020 ~	8,300	8,303
QUALCOMM, Inc.
3.194% (US0003M + 0.550%) due 05/20/2020 ~	37,684	37,835
3.481% (US0003M + 0.730%) due 01/30/2023 ~	30,383	30,392
QVC, Inc.
3.125% due 04/01/2019	3,112	3,112
Ras Laffan Liquefied Natural Gas Co. Ltd.
6.750% due 09/30/2019	1,500	1,529
Reckitt Benckiser Treasury Services PLC
3.162% (US0003M + 0.560%) due 06/24/2022 ~	31,700	31,451
Reynolds American, Inc.
3.250% due 06/12/2020	1,277	1,279
8.125% due 06/23/2019	10,697	10,818
Rockwell Collins, Inc.
1.950% due 07/15/2019	3,614	3,605
5.250% due 07/15/2019	8,835	8,893
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	142,862	142,261
Sky Ltd.
2.625% due 09/16/2019	10,524	10,507
Sky PLC
2.625% due 09/16/2019	4,050	4,043
Southern Co.
3.292% (US0003M + 0.700%) due 09/30/2020 ~	19,900	19,919
Suntory Holdings Ltd.
2.550% due 09/29/2019	400	399
Takeda Pharmaceutical Co. Ltd.
3.800% due 11/26/2020	7,100	7,208
Telefonica Emisiones S.A.
5.877% due 07/15/2019	39,058	39,388
Tencent Holdings Ltd.
3.375% due 05/02/2019	41,555	41,580
Textron, Inc.
3.247% (US0003M + 0.550%) due 11/10/2020 ~	4,800	4,781
Time Warner Cable LLC
5.000% due 02/01/2020	14,908	15,158
8.250% due 04/01/2019	115,210	115,210

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund
(Cont.)	March 31, 2019 (Unaudited)

Tyson Foods, Inc.
2.650% due 08/15/2019	25,600	25,580
3.079% (US0003M + 0.450%) due 05/30/2019 ~	6,830	6,831
3.091% (US0003M + 0.450%) due 08/21/2020 ~	1,685	1,683
3.165% (US0003M + 0.550%) due 06/02/2020 ~	31,036	31,017
United Technologies Corp.
3.333% (US0003M + 0.650%) due 08/16/2021 ~	20,700	20,714
8.875% due 11/15/2019	1,585	1,645
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019	12,420	12,406
2.400% due 05/22/2020	700	695
2.450% due 11/20/2019	17,937	17,865
3.458% (US0003M + 0.770%) due 11/13/2020 ~	69,590	69,820
3.638% (US0003M + 0.940%) due 11/12/2021 ~	16,100	16,135
Vulcan Materials Co.
3.211% (US0003M + 0.600%) due 06/15/2020 ~	2,000	1,998
Wabtec Corp.
3.911% (US0003M + 1.300%) due 09/15/2021 ~	18,200	18,186
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020	15,327	15,292
		3,313,331

UTILITIES 6.0%

AT&T, Inc.
3.376% (US0003M + 0.750%) due 06/01/2021 ~	26,300	26,419
3.583% (US0003M + 0.890%) due 02/15/2023 ~	33,485	32,650
3.737% (US0003M + 0.950%) due 07/15/2021 ~	16,700	16,903
BellSouth LLC
4.333% due 04/26/2021	32,200	32,235
Chugoku Electric Power Co., Inc.
2.701% due 03/16/2020	6,000	5,955
Consolidated Edison Co. of New York, Inc.
3.002% (US0003M + 0.400%) due 06/25/2021 ~	17,200	17,180
Dominion Energy, Inc.
3.176% (US0003M + 0.550%) due 06/01/2019 ~	21,648	21,660
5.200% due 08/15/2019	4,059	4,094
Duke Energy Corp.
3.251% (US0003M + 0.650%) due 03/11/2022 ~	25,000	25,045
5.050% due 09/15/2019	4,600	4,642
Emera U.S. Finance LP
2.150% due 06/15/2019	41,571	41,491
Enable Midstream Partners LP
2.400% due 05/15/2019	17,040	17,026
Exelon Generation Co. LLC
2.950% due 01/15/2020	2,955	2,952
Iberdrola Finance Ireland DAC
5.000% due 09/11/2019	11,537	11,637
Israel Electric Corp. Ltd.
9.375% due 01/28/2020	5,000	5,263
KT Corp.
2.625% due 04/22/2019	16,014	16,009
Mississippi Power Co.
3.259% (US0003M + 0.650%) due 03/27/2020 ~	9,575	9,574
NextEra Energy Capital Holdings, Inc.
2.930% (US0003M + 0.315%) due 09/03/2019 ~	18,401	18,407
3.029% (US0003M + 0.400%) due 08/21/2020 ~	30,000	29,954
3.342% due 09/01/2020	10,000	10,078
3.352% (US0003M + 0.720%) due 02/25/2022 ~	15,100	15,135
Optus Finance Pty. Ltd.
4.625% due 10/15/2019	892	900
Orange S.A.
1.625% due 11/03/2019	1,600	1,590
5.375% due 07/08/2019	7,744	7,798
Petronas Global Sukuk Ltd.
2.707% due 03/18/2020	7,600	7,581
Plains All American Pipeline LP
2.600% due 12/15/2019	8,440	8,412
5.750% due 01/15/2020	12,083	12,330
Progress Energy, Inc.
4.875% due 12/01/2019	7,000	7,093
Public Service Co. of Oklahoma
5.150% due 12/01/2019	6,080	6,181
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	1,566	1,586
Sempra Energy
1.625% due 10/07/2019	3,056	3,035
2.400% due 03/15/2020	1,000	995
3.037% (US0003M + 0.250%) due 07/15/2019 ~	13,546	13,527
3.061% (US0003M + 0.450%) due 03/15/2021 ~	7,705	7,636
Sinopec Group Overseas Development Ltd.
1.750% due 09/29/2019	28,700	28,565
2.125% due 05/03/2019	10,293	10,288
2.250% due 09/13/2020	1,950	1,930

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund
(Cont.)	March 31, 2019 (Unaudited)

2.375% due 04/12/2020	8,950	8,966
2.500% due 04/28/2020	28,015	27,890
2.750% due 04/10/2019	20,750	20,750
3.703% (US0003M + 0.920%) due 04/10/2019 ~	35,629	35,634
Southern Co. Gas Capital Corp.
5.250% due 08/15/2019	3,470	3,496
Southern Power Co.
3.183% (US0003M + 0.550%) due 12/20/2020 ~	31,454	31,327
State Grid Overseas Investment Ltd.
2.250% due 05/04/2020	4,062	4,030
2.750% due 05/07/2019	23,950	23,955
Verizon Communications, Inc.
3.615% (US0003M + 1.000%) due 03/16/2022 ~	33,300	33,814
3.784% (US0003M + 1.100%) due 05/15/2025 ~	24,300	24,323
		697,941
Total Corporate Bonds & Notes (Cost $7,994,291)		8,002,194

MUNICIPAL BONDS & NOTES 0.3%

ARKANSAS 0.0%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
3.551% due 11/25/2043 •	599	600

CALIFORNIA 0.2%

California State General Obligation Bonds, Series 2017
3.270% (US0001M + 0.780%) due 04/01/2047 ~	27,950	28,069

TEXAS 0.0%

Texas State General Obligation Notes, Series 2014
2.889% (US0001M + 0.400%) due 06/01/2019 ~	475	475

WASHINGTON 0.1%

Washington Health Care Facilities Authority Revenue Bonds, Series 2017
2.766% (0.67*US0001M + 1.100%) due 01/01/2042 ~	7,350	7,433
Total Municipal Bonds & Notes (Cost $36,372)		36,577

U.S. GOVERNMENT AGENCIES 4.1%

Fannie Mae
2.736% due 05/25/2037 •	37	37
2.786% due 12/25/2045 •	4,257	4,245
2.790% due 01/25/2037 •	547	546
2.816% due 02/25/2037 •	85	85
2.829% due 08/25/2044 •	7,662	7,643
2.836% due 11/25/2036 •	123	123
2.859% due 12/25/2044 - 12/25/2048 •	40,201	40,096
2.882% due 04/18/2028 - 09/18/2031 •	1,104	1,089
2.886% due 06/25/2026 •	219	220
2.896% due 09/25/2035 •	527	527
2.906% due 03/25/2037 •	390	391
2.909% due 07/25/2044 •	6,355	6,342
2.936% due 02/25/2038 - 06/25/2042 •	1,110	1,113
2.959% due 07/25/2046 •	17,852	17,845
2.982% due 05/18/2032 •	188	188
2.986% due 06/25/2031 •	114	115
3.032% due 03/18/2032 •	156	158
3.036% due 09/25/2041 •	613	616
3.166% due 12/25/2037 •	593	603
3.186% due 05/25/2037 •	119	120
3.201% due 04/25/2023 •	1,202	1,204
3.236% due 03/25/2037 •	102	107
3.236% due 02/25/2040	51	52
3.266% due 02/25/2038 •	1,069	1,087
3.336% due 07/25/2038 •	108	110
3.386% due 03/25/2032 •	33	34
4.424% due 01/01/2036 •	4,800	5,044
4.472% due 05/01/2038 •	627	655
FDIC Structured Sale Guaranteed Notes
2.999% due 11/29/2037 •	137	137
Freddie Mac
2.734% due 11/15/2036 - 01/15/2040 •	47	47
2.790% due 11/25/2024 •	6,753	6,727
2.804% due 02/15/2037 •	1,351	1,356
2.829% due 05/15/2038 •	5,660	5,647
2.839% due 05/15/2041 •	5,957	5,948
2.859% due 03/15/2037 - 10/15/2038 •	38,449	38,378
2.859% due 08/15/2042 - 03/15/2043	26,617	26,529
2.904% due 04/15/2041 •	353	354
2.909% due 12/15/2042 - 11/15/2044 •	13,320	13,298
2.959% due 12/15/2037 •	3,649	3,651

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund
(Cont.)	March 31, 2019 (Unaudited)

2.984% due 07/15/2039 •	71	72
3.080% due 02/21/2024	62,350	62,364
4.491% due 09/01/2037 •	3,633	3,818
Ginnie Mae
2.709% due 06/20/2066 •	14,364	14,344
2.859% due 08/20/2065	29,306	29,206
2.879% due 06/20/2061 - 10/20/2066 •	1,557	1,556
2.888% due 04/20/2040 •	11,596	11,618
2.909% due 10/20/2062 •	6,302	6,290
2.979% due 06/20/2067 •	2,009	2,008
3.009% due 03/20/2061 - 04/20/2064 •	6,426	6,429
3.009% due 07/20/2067	4,426	4,428
3.040% due 05/20/2063 •	1,084	1,088
3.057% due 04/20/2062	4,469	4,476
3.109% due 05/20/2065 - 10/20/2065 •	15,793	15,803
3.159% due 12/20/2064 •	11,326	11,342
3.159% due 10/20/2065	14,772	14,793
3.209% due 02/20/2062 •	6,192	6,222
3.245% due 12/20/2068 •	11,722	11,680
3.247% due 04/20/2067 •	2,357	2,398
3.259% due 12/20/2065 - 08/20/2066 •	13,687	13,764
3.289% due 09/20/2066 •	2,326	2,342
3.309% due 05/20/2066	9,918	9,993
3.309% due 07/20/2066 •	3,741	3,761
3.339% due 08/20/2066 •	1,333	1,345
3.429% due 07/20/2065 •	6,334	6,407
3.509% due 01/20/2066 •	6,289	6,389
3.527% due 06/20/2067 •	7,937	8,078
3.559% due 02/20/2066 •	15,730	16,008
6.000% due 12/15/2033	22	25
6.500% due 11/15/2033 - 09/15/2034	23	25
7.000% due 01/15/2024 - 07/15/2032	102	102
7.500% due 07/15/2024 - 06/15/2028	97	102
10.000% due 05/15/2019 - 04/15/2025	1	0
NCUA Guaranteed Notes
2.842% due 12/07/2020 •	620	621
2.983% due 11/05/2020 •	4,436	4,440
3.041% due 12/08/20 20 •	1,866	1,873
Total U.S. Government Agencies (Cost $477,462)		477,677

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.9%

AREIT Trust
3.334% due 02/14/2035•	8,653	8,634
BAMLL Commercial Mortgage Securities Trust
3.889% due 12/15/2031 •	1,004	1,004
Banc of America Mortgage Trust
4.750% due 03/25/2034 ~	123	125
Bear Stearns Adjustable Rate Mortgage Trust
4.148% due 08/25/2033 ~	823	815
BX Commercial Mortgage Trust
3.234% due 11/15/2035 •	17,909	17,884
BX Trust
3.404% due 07/15/2034 •	7,553	7,543
Citigroup Commercial Mortgage Trust
3.334% due 07/15/2032 •	5,000	5,010
3.764% due 07/15/2027 •	4,100	4,101
Civic Mortgage LLC
3.892% due 06/25/2022 Ø	1,522	1,519
Core Industrial Trust
3.040% due 02/10/2034	11,384	11,469
Credit Suisse Mortgage Capital Trust
3.234% due 07/15/2032 •	13,000	12,968
Gosforth Funding PLC
3.095% due 12/19/2059 •	8,300	8,294
3.101% due 08/25/2060 •	22,165	22,126
GPMT Ltd.
3.387% due 11/21/2035 •	11,438	11,433
Great Wolf Trust
3.484% due 09/15/2034 •	5,000	4,992
GS Mortgage Securities Corp. Trust
3.184% due 07/15/2032 •	16,300	16,282
GS Mortgage Securities Trust
3.648% due 01/10/2047	9,661	9,831
IMT Trust
3.184% due 06/15/2034 •	3,000	2,980
JPMorgan Chase Commercial Mortgage Securities Corp.
3.284% due 06/15/2032 •	16,000	15,932
Ladder Capital Commercial Mortgage Mortgage Trust
3.364% due 09/15/2034 •	1,858	1,854
Lanark Master Issuer PLC
3.467% due 12/22/2069	12,000	12,043
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
3.184% due 11/15/2031 •	929	930

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund
(Cont.)	March 31, 2019 (Unaudited)

Morgan Stanley Capital Trust
3.334% due 11/15/2034 •	5,000	4,979
Motel 6 Trust
3.404% due 08/15/2034 •	41,314	41,191
Permanent Master Issuer PLC
3.167% due 07/15/2058 •	4,500	4,492
PFP Ltd.
3.364% due 07/14/2035 •	8,708	8,692
RBSSP Resecuritization Trust
2.990% due 10/26/2036 •	5	5
Resource Capital Corp. Ltd.
3.284% (LIBOR01M + 0.800%) due 07/15/2034 ~	986	983
Rosslyn Portfolio Trust
3.434% due 06/15/2033 •	4,500	4,503
Shellpoint Co-Originator Trust
3.500% due 08/25/2045 ~	9,298	9,258
Stonemont Portfolio Trust
3.338% due 08/20/2030 •	12,704	12,702
UBS-Barclays Commercial Mortgage Trust
3.282% due 04/10/2046 •	14,981	15,181
VMC Finance LLC
3.304% (LIBOR01M + 0.820%) due 03/15/2035 ~	2,403	2,412
3.404% due 10/15/2035 •	10,000	9,994
Wells Fargo Commercial Mortgage Trust
3.349% due 12/13/2031 •	5,400	5,392
3.534% due 07/15/2046 •	5,700	5,781
Wells Fargo-RBS Commercial Mortgage Trust
3.934% due 06/15/2044 •	29,300	29,647
WFRBS Commercial Mortgage Trust
2.917% due 08/15/2047	3,612	3,608
Total Non-Agency Mortgage-Backed Securities (Cost $336,855)		336,589

ASSET-BACKED SECURITIES 14.5%

Allegro CLO Ltd.
3.971% due 01/30/2026 •	4,363	4,363
Ally Auto Receivables Trust
1.750% due 12/15/2021	425	422
2.920% due 11/15/2022	3,125	3,138
Ally Master Owner Trust
2.804% due 07/15/2022 •	20,000	20,005
Apex Credit CLO Ltd.
3.611% due 10/27/2028 •	41,300	41,293
Atlas Senior Loan Fund Ltd.
3.364% due 02/17/2026 •	4,695	4,681
B&M CLO Ltd.
3.509% due 04/16/2026 •	3,302	3,292
Bank of The West Auto Trust
3.090% due 04/15/2021	26,300	26,347
Canadian Pacer Auto Receivables Trust
2.700% due 08/19/2020	3,679	3,678
3.000% due 06/21/2021	10,000	10,017
Carmax Auto Owner Trust
1.390% due 05/17/2021	5,161	5,136
CarMax Auto Owner Trust
1.400% due 08/15/2021	11,359	11,277
1.800% due 03/15/2021	1,367	1,364
2.730% due 08/16/2021	8,335	8,334
2.794% due 07/15/2022 •	17,000	17,018
Chesapeake Funding LLC
1.880% due 06/15/2028	14,980	14,930
1.910% due 08/15/2029	9,376	9,292
1.990% due 05/15/2029	1,608	1,597
2.110% due 03/15/2028	2,336	2,332
2.859% due 08/15/2030	34,019	33,955
2.891% due 04/15/2031	19,000	19,006
CIFC Funding Ltd.
3.631% due 10/25/2027 •	8,800	8,765
Citibank Credit Card Issuance Trust
3.111% due 04/22/2026 •	6,000	6,036
CNH Equipment Trust
2.960% due 05/16/2022	7,600	7,615
Commonbond Student Loan Trust
3.336% due 05/25/2041 •	1,114	1,118
Crown Point CLO Ltd.
3.713% due 07/17/2028	21,000	20,829
3.975% due 10/20/2028 •	40,000	39,919
CVP Cascade CLO Ltd.
3.929% due 01/16/2026 •	11,619	11,620
Dell Equipment Finance Trust
3.160% due 02/22/2021	9,500	9,531
Denali Capital CLO LLC
3.815% due 10/26/2027 •	15,180	15,112

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund
(Cont.)	March 31, 2019 (Unaudited)

Drug Royalty LP
5.637% due 07/15/2023 •	475	477
Dryden Senior Loan Fund
3.687% due 10/15/2027 •	15,200	15,121
Edsouth Indenture LLC
3.216% due 04/25/2039 •	1,306	1,298
3.636% due 09/25/2040 •	302	303
Emerson Park CLO Ltd.
3.767% due 07/15/2025 •	892	893
Enterprise Fleet Financing LLC
2.550% due 08/20/2019	2,239	2,238
2.870% due 10/20/2023	547	548
2.980% due 10/22/2024	15,000	15,019
3.380% due 05/20/2024	16,800	16,952
Evergreen Credit Card Trust
2.744% due 10/15/2021 •	18,000	18,007
2.834% due 07/15/2022 •	25,000	25,037
2.964% due 01/15/2023 •	42,000	42,129
Figueroa CLO Ltd.
3.483% due 06/20/2027 •	5,000	4,971
3.687% due 01/15/2027 •	15,000	14,981
Flagship CLO Ltd.
3.629% due 01/16/2026 •	2,500	2,497
Ford Credit Auto Lease Trust
1.800% due 06/15/2020	1,689	1,688
2.030% due 12/15/2020	510	508
Ford Credit Auto Owner Trust
1.520% due 08/15/2021	2,840	2,817
1.690% due 11/15/2021	3,675	3,650
1.920% due 04/15/2022	1,541	1,525
2.010% due 03/15/2022	1,550	1,541
3.030% due 11/15/2022	1,500	1,513
Ford Credit Floorplan Master Owner Trust
1.980% due 01/15/2022	2,000	1,988
2.070% due 05/15/2022	1,755	1,743
2.090% due 03/15/2022	356	354
Gallatin CLO Ltd.
3.837% (US0003M + 1.050%) due 07/15/2027 ~	7,600	7,585
GM Financial Automobile Leasing Trust
2.060% due 05/20/2020	5,989	5,978
2.180% due 06/21/2021	1,485	1,479
2.890% due 09/21/2020	25,517	25,542
GM Financial Consumer Automobile Receivables Trust
2.080% due 01/19/2021	7,783	7,769
GMF Floorplan Owner Revolving Trust
1.960% due 05/17/2021	9,155	9,147
2.894% due 09/15/2023 •	28,400	28,385
Gracechurch Card Funding PLC
2.884% due 07/15/2022 •	21,200	21,200
Halcyon Loan Advisors Funding Ltd.
3.681% due 04/20/2027 •	5,000	4,973
Honda Auto Receivables Owner Trust
1.330% due 11/18/2022	4,560	4,521
Hyundai Auto Lease Securitization Trust
1.650% due 07/15/2020	3,792	3,790
1.970% due 07/15/2020	4,000	3,992
2.210% due 09/15/2021	510	508
Kubota Credit Owner Trust
2.800% due 02/16/2021	1,184	1,185
LCM LP
3.801% due 10/20/2027 •	3,500	3,496
Master Credit Card Trust
2.977% due 07/21/2024 •	12,000	11,972
Mercedes-Benz Auto Lease Trust
2.200% due 04/15/2020	3,516	3,513
3.010% due 02/16/2021	15,000	15,034
MMAF Equipment Finance LLC
1.930% due 10/15/2020	3,546	3,538
Mountain Hawk CLO Ltd.
3.581% due 07/20/2024 •	3,593	3,590
Navient Private Education Refi Loan Trust
2.784% due 12/15/2059 •	7,151	7,148
3.010% due 06/16/2042	21,768	21,823
Navient Student Loan Trust
2.887% due 12/15/2059 •	43,000	43,054
3.086% due 07/26/2066 •	11,500	11,533
3.236% due 07/26/2066 •	2,696	2,705
3.286% due 07/26/2066 •	9,077	9,098
3.536% due 12/27/2066 •	20,860	20,965
Nelnet Student Loan Trust
2.727% due 12/24/2035 •	5,082	5,064
2.761% due 08/23/2027 •	12,228	12,213
3.086% due 03/25/2030 •	4,412	4,420
3.286% due 09/25/2065 •	21,684	21,770

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund
(Cont.)	March 31, 2019 (Unaudited)

3.336% due 02/25/2066 •	14,037	14,010
3.451% due 11/25/2048 •	1,655	1,668
Nissan Auto Receivables Owner Trust
1.590% due 07/15/2022	3,000	2,975
Northstar Education Finance, Inc.
3.190% due 12/26/2031•	1,220	1,219
OFSI Fund Ltd.
3.437% due 03/20/2025 •	4,432	4,421
OneMain Financial Issuance Trust
2.370% due 09/14/2032	13,600	13,498
Oscar U.S. Funding LLC
3.100% due 04/11/2022 «	11,300	11,342
OSCAR U.S. Funding Trust LLC
2.963% due 08/10/2021 •	7,438	7,444
Palmer Square CLO Ltd.
3.534% due 08/15/2026 •	8,015	7,964
Palmer Square Loan Funding Ltd.
3.387% due 04/15/2026 •	49,437	49,114
3.584% due 11/15/2026 •	10,752	10,717
Panhandle-Plains Higher Education Authority, Inc.
3.927% due 10/01/2035 •	766	770
Penarth Master Issuer PLC
2.862% due 03/18/2022 •	17,000	16,967
2.932% due 09/18/2022	30,000	29,954
PHEAA Student Loan Trust
3.436% due 11/25/2065 •	9,796	9,841
Progress Residential Trust
3.882% due 01/17/2034 •	4,995	5,011
SBA Tower Trust
2.898% due 10/15/2044 Ø	6,166	6,160
Securitized Term Auto Receivables Trust
2.686% due 01/27/2020 •	944	944
2.696% due 02/25/2021 •	25,581	25,555
2.862% due 05/25/2021	12,300	12,321
SLC Student Loan Trust
2.711% due 09/15/2026 •	10,722	10,711
2.721% due 03/15/2027 •	11,150	11,108
2.731% due 06/15/2029 •	27,051	26,882
2.844% due 05/15/2023 •	3,484	3,482
SLM Private Credit Student Loan Trust
3.161% due 12/16/2030 •	770	770
SLM Private Education Loan Trust
1.850% due 06/17/2030	794	792
2.940% due 10/15/2031	191	190
3.584% due 06/17/2030 •	1,443	1,446
4.540% due 10/17/2044	1,128	1,133
4.734% due 06/16/2042 •	6,500	6,591
4.984% due 01/15/2043 •	8,860	8,948
SLM Student Loan Trust
2.861% due 01/26/2026 •	10,318	10,302
2.881% due 01/27/2025 •	3,487	3,481
2.881% due 10/27/2025 •	1,388	1,387
2.891% due 01/25/2027 •	20,471	20,366
2.911% due 10/25/2028 •	2,995	2,981
2.941% due 07/25/2023 •	1,071	1,071
3.081% due 12/15/2027 •	33,877	33,920
3.136% due 12/27/2038 •	3,255	3,250
3.161% due 12/15/2025 •	6,285	6,310
3.186% due 01/25/2029 •	3,627	3,575
3.271% due 04/25/2024 •	4,546	4,551
3.321% due 01/25/2028 •	7,328	7,345
4.271% due 04/25/2023 •	327	331
SMB Private Education Loan Trust
2.490% due 06/15/2027	3,747	3,722
2.784% due 09/15/2025 •	10,163	10,165
2.834% due 03/16/2026 •	9,474	9,467
2.980% due 07/15/2027	6,987	7,000
3.050% due 05/15/2026	1,462	1,466
3.384% due 09/15/2034 •	18,460	18,510
3.584% due 09/15/2034 •	8,714	8,763
3.684% due 07/15/2027 •	7,914	7,989
SMB Private Education Loan Trust 2019-A
2.960% due 02/16/2026 •	15,200	15,208
SoFi Consumer Loan Program LLC
2.200% due 11/25/2026	1,742	1,737
2.500% due 05/26/2026	5,018	4,982
2.770% due 05/25/2026	4,587	4,574
SoFi Consumer Loan Program Trust
2.930% due 04/26/2027	1,704	1,702
3.240% due 02/25/2028	11,411	11,460
SoFi Professional Loan Program LLC
1.750% due 07/25/2040	4,489	4,462
1.830% due 05/25/2040	1,205	1,201
2.390% due 02/25/2042	3,100	3,089

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund
(Cont.)	March 31, 2019 (Unaudited)

2.550% due 08/27/2029	89	89
2.836% due 02/25/2042 •	2,070	2,070
3.086% due 07/25/2040 •	1,315	1,317
3.336% due 07/25/2039 •	4,580	4,597
3.586% due 10/27/2036 •	1,753	1,768
3.786% due 02/25/2040 •	1,928	1,957
SoFi Professional Loan Program Trust
2.640% due 08/25/2047	7,665	7,655
3.080% due 01/25/2048	18,811	18,864
3.180% due 06/15/2048	19,520	19,591
Staniford Street CLO Ltd.
3.791% due 06/15/2025 •	5,462	5,465
Starwood Waypoint Homes Trust
3.434% due 01/17/2035 •	9,811	9,809
THL Credit Wind River CLO Ltd.
4.237% due 01/15/2026 •	5,200	5,202
Towd Point Mortgage Trust
3.086% due 02/25/2057•	4,726	4,699
Toyota Auto Receivables Owner Trust
1.420% due 01/15/2022	2,800	2,764
1.470% due 09/15/2021	2,370	2,356
Trillium Credit Card Trust
2.734% due 02/27/2023	15,000	14,998
2.849% due 09/26/2023 •	53,000	52,990
2.979% due 01/26/2024 •	19,100	19,161
3.038% due 01/26/2024	19,100	19,170
Upstart Securitization Trust
3.450% due 04/20/2026	4,000	4,007
Utah State Board of Regents
3.236% due 09/25/2056 •	12,394	12,358
3.236% due 01/25/2057 •	7,844	7,836
Venture CLO Ltd.
3.650% due 10/22/2031 •	25,000	24,955
Volkswagen Auto Loan Enhanced Trust
3.050% due 08/20/2021	4,000	4,012
Voya CLO Ltd.
3.491% due 07/25/2026 •	6,868	6,852
WhiteHorse Ltd.
3.703% due 04/17/2027 •	10,000	9,966
3.933% due 07/17/2026 •	1,035	1,036
World Omni Auto Receivables Trust
1.300% due 02/15/2022	1,976	1,959
3.020% due 04/15/2022	20,000	20,077
Zais CLO Ltd.
3.937% due 04/15/2028 •	24,100	23,975
Total Asset-Backed Securities (Cost $1,696,684)		1,696,680

SOVEREIGN ISSUES 3.5%

Agence Francaise de Developpement
2.682% (US0003M + 0.080%) due 03/23/2020 ~	4,200	4,200
3.049% (US0003M + 0.250%) due 07/11/2019 ~	14,400	14,417
Caisse des Depots et Consignations
2.701% (US0003M + 0.100%) due 09/09/2019 ~	20,200	20,207
CDP Financial, Inc.
4.400% due 11/25/2019	18,000	18,206
Development Bank of Japan, Inc.
3.005% (US0003M + 0.240%) due 01/28/2020 ~	34,900	34,969
3.342% (US0003M + 0.570%) due 04/23/2021 ~	6,000	6,039
3.479% (US0003M + 0.700%) due 04/16/2019 ~	2,000	2,001
Export-Import Bank of India
2.750% due 04/01/2020	1,891	1,884
3.641% (US0003M + 1.000%) due 08/21/2022 ~	31,268	31,210
3.875% due 10/02/2019	10,980	11,029
Export-Import Bank of Korea
3.346% (US0003M + 0.700%) due 05/26/2019 ~	25,000	25,017
Japan Bank for International Cooperation
3.151% (US0003M + 0.390%) due 07/21/2020 ~	66,700	66,922
3.221% (US0003M + 0.570%) due 02/24/2020 ~	49,900	50,124
Japan Finance Organization for Municipalities
2.000% due 09/08/2020	46,586	46,177
Korea Development Bank
2.250% due 05/18/2020	6,000	5,968
Korea Expressway Corp.
3.461% (US0003M + 0.700%) due 04/20/2020 ~	11,700	11,726
3.465% (US0003M + 0.700%) due 10/28/2019 ~	8,000	8,011
Province of Quebec
2.743% (US0003M + 0.130%) due 09/21/2020 ~	9,100	9,118
3.041% (US0003M + 0.280%) due 07/21/2019 ~	8,800	8,809
State of North Rhine-Westphalia
2.733% (US0003M + 0.050%) due 08/16/2019 ~	5,500	5,502

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund
(Cont.)	March 31, 2019 (Unaudited)

Tokyo Metropolitan Government
2.125% due 05/19/2020	27,800	27,654
Total Sovereign Issues (Cost $408,864)		409,190

SHORT-TERM INSTRUMENTS 6.1%

CERTIFICATES OF DEPOSIT 0.6%

Lloyds Bank Corporate Markets PLC
3.102% (US0003M + 0.500%) due 09/24/2020 ~	22,500	22,508
3.297% (US0003M + 0.500%) due 10/26/2020 ~	53,900	53,920
		76,428

COMMERCIAL PAPER 4.5%
AT&T, Inc.
3.000% due 05/28/2019	30,000	29,858
Boston Scientific Corp.
2.850% due 04/23/2019	20,000	19,962
2.900% due 05/20/2019	16,000	15,936
2.950% due 06/17/2019	29,000	28,817
Campbell Soup Co.
3.000% due 04/10/2019	10,000	9,991
3.010% due 04/08/2019	32,400	32,376
Cigna Corp.
2.920% due 05/22/2019	32,000	31,866
CNH Industrial Capital LLC
2.900% due 04/02/2019	14,700	14,695
3.500% due 05/09/2019	11,500	11,460
CRH America Finance, Inc.
2.730% due 04/26/2019	7,600	7,584
Enable Midstream Partners LP
3.250% due 05/17/2019	10,500	10,456
3.300% due 05/20/2019	15,900	15,829
Energy Transfer Partners
3.100% due 04/01/2019	52,000	51,987
3.200% due 04/22/2019	80,000	79,839
Ford Motor Credit Co.
3.190% due 04/15/2019	1,105	1,104
Hitachi Capital America Corp.
2.700% due 04/25/2019	5,000	4,990
Humana, Inc.
2.970% due 05/14/2019	7,300	7,273
Royal Caribbean Cruise
2.960% due 05/01/2019	200	200
3.000% due 04/22/2019	16,900	16,869
3.000% due 05/01/2019	4,900	4,888
3.000% due 05/09/2019	741	739
3.000% due 05/14/2019	13,500	13,452
Syngenta Finance NV
3.200% due 06/11/2019	50,000	49,708
VW Credit, Inc.
2.900% due 07/10/2019	5,082	5,040
3.050% due 07/01/2019	50,000	49,626
Waste Management, Inc.
2.700% due 04/17/2019	15,216	15,194
		529,739
REPURCHASE AGREEMENTS (a) 0.7%
		80,396

SHORT-TERM NOTES 0.3%

GM Financial Automobile Leasing Trust
2.700% due 02/20/2020	15,702	15,705
Holmes Master Issuer PLC
2.834% due 07/15/2019 •	19,036	19,040
		34,745
Total Short-Term Instruments (Cost $721,283)		721,308
Total Investments in Securities (Cost $11,671,811)		11,680,215
Total Investments 99.8% (Cost $11,671,811)		$11,680,215
Other Assets and Liabilities, net 0.2%		18,264

Net Assets 100.0%		$11,698,479

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund
(Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(a)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	03/29/2019	04/01/2019	$596	U.S. Treasury Notes 1.125% due 09/30/2021	$(612)	$596	$596
SGY	3.000	03/29/2019	04/01/2019	79,800	U.S. Treasury Notes 2.750% due 06/30/2025	(81,329)	79,800	79,820
Total Repurchase Agreements						$(81,941)	$80,396	$80,416

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended March 31, 2019 was $(67,607) at a weighted average interest rate of 2.225%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$3,990,922	$0	$3,990,922
Industrials	0	3,313,331	0	3,313,331
Utilities	0	697,941	0	697,941
Municipal Bonds & Notes
Arkansas	0	600	0	600
California	0	28,069	0	28,069
Texas	0	475	0	475
Washington	0	7,433	0	7,433
U.S. Government Agencies	0	477,677	0	477,677
Non-Agency Mortgage-Backed Securities	0	336,589	0	336,589
Asset-Backed Securities	0	1,685,338	11,342	1,696,680
Sovereign Issues	0	409,190	0	409,190
Short-Term Instruments
Certificates of Deposit	0	76,428	0	76,428
Commercial Paper	0	529,739	0	529,739
Repurchase Agreements	0	80,396	0	80,396
Short-Term Notes	0	34,745	0	34,745

Total Investments	$0	$11,668,873	$11,342	$11,680,215

There were no significant transfers into or out of Level 3 during the period ended March 31, 2019.

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

INVESTMENTS IN SECURITIES 100.0% ¤

MUNICIPAL BONDS & NOTES 95.6%

ALABAMA 0.8%

Southeast Alabama Gas Supply District Revenue Bonds, Series 2018
4.000% due 06/01/2049	$2,000	$2,152

ARIZONA 2.0%

Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2005
2.400% due 12/01/2035	2,750	2,794
Maricopa County, Arizona Special Health Care District General Obligation Bonds, Series 2018
5.000% due 07/01/2029	1,940	2,398
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2017
3.125% due 07/01/2034	425	432
		5,624

CALIFORNIA 3.8%

Bay Area Toll Authority, California Revenue Bonds, Series 2007
2.200% (MUNIPSA + 0.700%) due 04/01/2047 ~	1,000	1,000
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,000	1,011
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	500	505
California State General Obligation Notes, Series 2010
5.000% due 11/01/2019	500	511
California State General Obligation Notes, Series 2013
5.000% due 09/01/2021	3,000	3,249
Los Angeles, California Wastewater System Revenue Bonds, Series 2015
5.000% due 06/01/2029	1,350	1,604
Sacramento Municipal Utility District, California Revenue Bonds, Series 2013
5.000% due 08/15/2029	1,000	1,141
Southern California Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	575	603
University of California Revenue Bonds, Series 2009
5.000% due 05/15/2020	1,000	1,004
		10,628

COLORADO 1.7%

Board of Governors of Colorado State University System Revenue Bonds, Series 2015
5.000% due 03/01/2028	1,580	1,878
Colorado Health Facilities Authority Revenue Bonds, Series 2018
5.000% due 11/15/2048	2,500	2,965
		4,843

CONNECTICUT 6.5%

Bridgeport, Connecticut General Obligation Notes, Series 2017
5.000% due 08/15/2023	1,635	1,815
5.000% due 08/15/2027	3,000	3,539
Connecticut Special Tax State Revenue Bonds, Series 2018
5.000% due 01/01/2030	3,000	3,540
5.000% due 10/01/2033	1,000	1,168
Connecticut State General Obligation Bonds, Series 2018
5.000% due 09/15/2030	3,640	4,358
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2018
5.000% due 07/01/2029	1,200	1,460
Metropolitan District, Connecticut General Obligation Bonds, Series 2018
5.000% due 07/15/2029	1,845	2,276
		18,156
DISTRICT OF COLUMBIA 1.2%

District of Columbia Revenue Bonds, Series 2010
5.000% due 12/01/2024	1,000	1,040
District of Columbia Revenue Bonds, Series 2015
5.000% due 07/15/2028	2,000	2,345
		3,385
FLORIDA 3.2%

Broward County, Florida Airport System Revenue Bonds, Series 2012
5.000% due 10/01/2023	1,000	1,122

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund
(Cont.)	March 31, 2019 (Unaudited)

Central Florida Expressway Authority Revenue Bonds, Series 2018
5.000% due 07/01/2030	450	551
5.000% due 07/01/2031	900	1,091
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2011
5.000% due 06/01/2019	1,000	1,006
Escambia County, Florida Revenue Bonds, Series 2009
1.520% due 04/01/2039	500	500
Jacksonville, Florida Revenue Notes, Series 2012
5.000% due 10/01/2021	1,000	1,080
JEA Water & Sewer System, Florida Revenue Bonds, Series 2012
5.000% due 10/01/2025	1,500	1,600
Lakeland, Florida Department of Electric Utilities Revenue Bonds, Series 2016
5.000% due 10/01/2026	505	606
Palm Beach County, Florida Revenue Bonds, Series 2012
5.000% due 06/01/2023	1,300	1,436
		8,992

GEORGIA 3.3%

Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2012
5.000% due 01/01/2025	500	547
Burke County, Georgia Development Authority Revenue Bonds, Series 2008
2.925% due 11/01/2048	3,000	3,052
Burke County, Georgia Development Authority Revenue Bonds, Series 2017
3.250% due 11/01/2045	3,750	3,832
Cobb County, Georgia Kennestone Hospital Authority Revenue Bonds, Series 2017
5.000% due 04/01/2028	600	715
LaGrange-Troup County, Georgia Hospital Authority Revenue Bonds, Series 2017
5.000% due 04/01/2028	700	834
Municipal Electric Authority of Georgia Revenue Notes, Series 2011
5.000% due 01/01/2020	250	255
		9,235

GUAM 0.3%

Guam Government Waterworks Authority Revenue Notes, Series 2014
5.000% due 07/01/2023	770	851

HAWAII 0.8%

Honolulu, Hawaii City & County General Obligation Bonds, Series 2015
5.000% due 10/01/2030	2,000	2,351

ILLINOIS 8.5%

Chicago Midway International Airport, Illinois Revenue Bonds, Series 2014
5.000% due 01/01/2035	6,500	7,185
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2027	4,000	4,406
Chicago, Illinois General Obligation Notes, Series 2015
5.000% due 01/01/2026	2,000	2,184
Illinois State General Obligation Bonds, Series 2012
4.000% due 01/01/2024	4,000	4,071
Illinois State Toll Highway Authority Revenue Bonds, Series 2019
5.000% due 01/01/2030	2,500	3,065
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010
5.125% due 06/01/2019	500	503
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017
5.000% due 06/01/2023	1,100	1,232
5.000% due 06/01/2025	1,000	1,165
		23,811

INDIANA 1.2%

Indiana Finance Authority Revenue Bonds, Series 2018
5.000% due 02/01/2030	1,500	1,855
Rockport, Indiana Revenue Bonds, Series 2009
3.050% due 06/01/2025	1,500	1,534
		3,389

KENTUCKY 1.2%

Kentucky Public Energy Authority Revenue Bonds, Series 2018
4.000% due 01/01/2049	3,000	3,261

LOUISIANA 1.1%

Louisiana Public Facilities Authority Revenue Bonds, Series 2016
3.375% due 09/01/2028	2,000	2,013

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund
(Cont.)	March 31, 2019 (Unaudited)

Louisiana Public Facilities Authority Revenue Bonds, Series 2017
5.000% due 05/15/2028	855	1,017
		3,030

MASSACHUSETTS 1.1%

Massachusetts Development Finance Agency Revenue Bonds, Series 2018
5.000% due 07/01/2030	1,500	1,772
Massachusetts School Building Authority Revenue Notes, Series 2012
5.000% due 08/15/2022	1,175	1,309
		3,081

MICHIGAN 0.5%

Michigan Finance Authority Revenue Bonds, Series 2015
5.000% due 07/01/2030	1,200	1,379

MINNESOTA 0.4%

Rochester, Minnesota Electric Utility Revenue Bonds, Series 2017
5.000% due 12/01/2029	1,000	1,206

MISSISSIPPI 0.5%

Mississippi Business Finance Corp. Revenue Bonds, Series 2002
3.200% due 09/01/2028	1,500	1,512

NEBRASKA 0.8%

Public Power Generation Agency, Nebraska Revenue Notes, Series 2015
5.000% due 01/01/2025	1,905	2,209

NEVADA 0.6%

Las Vegas Valley Water District, Nevada General Obligation Bonds, Series 2015
5.000% due 06/01/2034	1,500	1,721

NEW HAMPSHIRE 0.4%

Merrimack County, New Hampshire General Obligation Notes, Series 2012
5.000% due 12/01/2022	1,115	1,250

NEW JERSEY 6.0%

New Jersey Economic Development Authority Revenue Bonds, Series 2012
5.000% due 06/15/2023	1,000	1,086
New Jersey Economic Development Authority Revenue Bonds, Series 2013
3.050% (MUNIPSA + 1.550%) due 09/01/2027 ~	3,000	2,989
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
5.000% due 07/01/2023	1,000	1,105
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.250% due 06/15/2024	2,500	2,656
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2015
5.000% due 06/15/2022	1,000	1,082
New Jersey Turnpike Authority Revenue Bonds, Series 2017
5.000% due 01/01/2030	2,250	2,695
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2031	1,500	1,744
Tobacco Settlement Financing Corp., New Jersey Revenue Notes, Series 2018
5.000% due 06/01/2025	1,000	1,151
5.000% due 06/01/2028	2,000	2,384
		16,892

NEW YORK 14.6%

Erie County, New York Industrial Development Agency Revenue Notes, Series 2012
5.000% due 05/01/2022	1,000	1,106
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005
5.000% due 11/15/2019	500	510
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2014
5.000% due 11/15/2029	3,000	3,559
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017
5.000% due 12/01/2027	1,000	1,193
Nassau County, New York General Obligation Notes, Series 2016
5.000% due 04/01/2026	1,360	1,631
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2014
5.000% due 08/01/2031	5,000	5,726
New York City, New York Housing Development Corp. Revenue Bonds, Series 2013
5.250% due 07/01/2031	2,500	2,770
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2018
5.000% due 07/15/2031	1,500	1,850
New York Convention Center Development Corp. Revenue Bonds, Series 2015
5.000% due 11/15/2027	2,000	2,380
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 05/01/2022	2,000	2,145

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund
(Cont.)	March 31, 2019 (Unaudited)

New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2025	405	454
New York State Dormitory Authority Revenue Bonds, Series 2018
5.000% due 03/15/2031	3,000	3,695
5.000% due 01/15/2032	500	603
New York State Energy Research & Development Authority Revenue Bonds, Series 1994
3.500% due 10/01/2029	3,000	3,186
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2025	2,000	2,240
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2027	2,075	2,386
5.000% due 11/15/2028	825	948
TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2026	1,250	1,465
5.000% due 06/01/2027	2,750	3,253
		41,100

NORTH CAROLINA 1.2%

North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 06/01/2023	1,665	1,834
5.000% due 10/01/2027	1,100	1,212
University of North Carolina at Greensboro Revenue Bonds, Series 2014
5.000% due 04/01/2026	250	288
		3,334

OHIO 3.3%

American Municipal Power, Inc., Ohio Revenue Notes, Series 2012
5.000% due 02/15/2022	800	875
Butler County, Ohio Revenue Bonds, Series 2017
5.000% due 11/15/2030	1,235	1,457
Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2014
5.000% due 12/01/2025	3,000	3,414
Hamilton County, Ohio Sales Tax Revenue Notes, Series 2016
5.000% due 12/01/2026	750	914
Ohio Water Development Authority Revenue Notes, Series 2019
5.000% due 12/01/2028	1,000	1,271
University of Cincinnati, Ohio Revenue Bonds, Series 2012
5.000% due 06/01/2024	1,250	1,374
		9,305

PENNSYLVANIA 7.3%

Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2018
5.000% due 06/01/2031	1,320	1,558
Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2018
5.000% due 06/01/2025	1,500	1,747
Commonwealth of Pennsylvania General Obligation Notes, Series 2016
5.000% due 01/15/2027	2,000	2,428
Delaware River Port Authority, Pennsylvania Revenue Notes, Series 2012
5.000% due 01/01/2023	900	995
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
2.800% due 12/01/2033	1,000	1,016
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2011
5.250% due 06/15/2023	2,500	2,685
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 08/15/2029	340	399
5.000% due 08/15/2031	300	348
5.000% due 08/15/2033	1,000	1,154
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 08/15/2029	1,250	1,528
Pennsylvania Turnpike Commission Revenue Notes, Series 2014
2.380% (MUNIPSA + 0.880%) due 12/01/2020 ~	4,500	4,524
Philadelphia Gas Works, Co., Pennsylvania Revenue Bonds, Series 2015
5.000% due 08/01/2027	750	871
Philadelphia Gas Works, Colorado, Pennsylvania Revenue Bonds, Series 2015
5.000% due 08/01/2026	1,000	1,168
		20,421
PUERTO RICO 0.4%

Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
2.394% (0.67*US0003M + 0.520%) due 07/01/2029 ~	1,280	1,206

RHODE ISLAND 2.8%

Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2035	7,500	8,007

SOUTH DAKOTA 0.8%

South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2014
5.000% due 11/01/2027	925	1,066

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund
(Cont.)	March 31, 2019 (Unaudited)

South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 11/01/2028	900	1,050
		2,116

TENNESSEE 3.5%

Tennergy Corp, Tennessee Revenue Bonds, Series 2019
5.000% due 02/01/2050	3,000	3,418
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2021	870	911
5.250% due 09/01/2026	1,715	2,001
Tennessee Energy Acquisition Corp., Revenue Bonds, Series 2006
5.000% due 02/01/2027	3,000	3,468
		9,798

TEXAS 9.1%

Austin Convention Enterprises, Inc., Texas Revenue Notes, Series 2017
5.000% due 01/01/2026	750	871
Corpus Christi Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2016
5.000% due 08/15/2025	2,115	2,522
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012
5.000% due 10/01/2023	1,000	1,113
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2014
2.080% (MUNIPSA + 0.580%) due 12/01/2042 ~	2,000	2,002
5.000% due 12/01/2025	500	582
Harris County, Texas Revenue Bonds, (AMBAC Insured), Series 2007
2.468% (0.67*US0003M + 0.670%) due 08/15/2035 ~	1,150	1,041
Houston, Texas Airport System Revenue Bonds, Series 2018
5.000% due 07/01/2030	3,250	3,998
Katy Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018
5.000% due 02/15/2029	1,435	1,776
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
5.000% due 01/01/2029	1,205	1,278
North Texas Tollway Authority Revenue Bonds, Series 2016
5.000% due 01/01/2028	2,875	3,408
Pflugerville Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2012
5.000% due 02/15/2024	1,165	1,274
San Antonio Public Facilities Corp., Texas Revenue Bonds, Series 2012
5.000% due 09/15/2025	1,000	1,104
Texas Water Development Board Revenue Bonds, Series 2018
5.000% due 04/15/2030	250	312
5.000% due 10/15/2030	3,000	3,722
University of Texas System Revenue Bonds, Series 2010
5.000% due 08/15/2022	500	556
		25,559

UTAH 1.1%

Murray, Utah Revenue Bonds, Series 2005
1.500% due 05/15/2037	3,000	3,000

WASHINGTON 4.1%

Energy Northwest, Washington Revenue Bonds, Series 2018
5.000% due 07/01/2031	3,000	3,702
Seattle, Washington Solid Waste Revenue Notes, Series 2014
5.000% due 05/01/2024	545	633
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
2.550% (MUNIPSA + 1.050%) due 01/01/2042 ~	2,500	2,540
Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018
5.000% due 07/01/2030	750	907
5.000% due 07/01/2031	1,200	1,437
Washington State Revenue Bonds, Series 2012
5.000% due 09/01/2023	2,000	2,220
		11,439
WEST VIRGINIA 0.7%

Mason County, West Virginia Revenue Bonds, Series 2003
2.750% due 10/01/2022	2,000	2,036

WISCONSIN 0.8%

Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2018
5.000% due 04/01/2029	1,925	2,376

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund
(Cont.)	March 31, 2019 (Unaudited)

Total Municipal Bonds & Notes (Cost $258,026)		268,655

SHORT-TERM INSTRUMENTS 4.4%

REPURCHASE AGREEMENTS (c) 0.9%
		2,459

SHORT-TERM NOTES 3.5%

Federal Home Loan Bank
2.395% due 04/05/2019 (a)(b)	4,300	4,299
2.403% due 05/08/2019 (a)(b)	3,200	3,192
2.410% due 04/22/2019 (a)(b)	2,500	2,496
		9,987
Total Short-Term Instruments (Cost $12,446)		12,446
Total Investments in Securities (Cost $270,472)		281,101
Total Investments 100.0% (Cost $270,472)		$281,101
Other Assets and Liabilities, net 0.0%		(3)
Net Assets 100.0%		$281,098

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund
(Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Zero coupon security.

(b)	Coupon represents a yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	03/29/2019	04/01/2019	$2,459	U.S. Treasury Notes 1.125% due 09/30/2021	$(2,508)	$2,459	$2,459
Total Repurchase Agreements						$(2,508)	$2,459	$2,459

(1)	Includes accrued interest.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2019
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$2,152	$0	$2,152
Arizona	0	5,624	0	5,624
California	0	10,628	0	10,628
Colorado	0	4,843	0	4,843
Connecticut	0	18,156	0	18,156
District of Columbia	0	3,385	0	3,385
Florida	0	8,992	0	8,992
Georgia	0	9,235	0	9,235
Guam	0	851	0	851
Hawaii	0	2,351	0	2,351
Illinois	0	23,811	0	23,811
Indiana	0	3,389	0	3,389
Kentucky	0	3,261	0	3,261
Louisiana	0	3,030	0	3,030
Massachusetts	0	3,081	0	3,081
Michigan	0	1,379	0	1,379
Minnesota	0	1,206	0	1,206
Mississippi	0	1,512	0	1,512
Nebraska	0	2,209	0	2,209
Nevada	0	1,721	0	1,721
New Hampshire	0	1,250	0	1,250
New Jersey	0	16,892	0	16,892
New York	0	41,100	0	41,100
North Carolina	0	3,334	0	3,334
Ohio	0	9,305	0	9,305
Pennsylvania	0	20,421	0	20,421
Puerto Rico	0	1,206	0	1,206
Rhode Island	0	8,007	0	8,007
South Dakota	0	2,116	0	2,116
Tennessee	0	9,798	0	9,798
Texas	0	25,559	0	25,559
Utah	0	3,000	0	3,000
Washington	0	11,439	0	11,439
West Virginia	0	2,036	0	2,036
Wisconsin	0	2,376	0	2,376
Short-Term Instruments
Repurchase Agreements	0	2,459	0	2,459
Short-Term Notes	0	9,987	0	9,987

Total Investments	$0	$281,101	$0	$281,101

There were no significant transfers into or out of Level 3 during the period ended March 31, 2019.

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded
Fund	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

INVESTMENTS IN SECURITIES 98.9% ¤

CORPORATE BONDS & NOTES 96.0%

BANKING & FINANCE 38.1%
AerCap Ireland Capital DAC
4.500% due 05/15/2021	$1,435	$1,467
4.625% due 10/30/2020	3,225	3,303
Aflac, Inc.
3.625% due 11/15/2024	2,250	2,335
AIG Global Funding
3.080% (US0003M + 0.480%) due 07/02/2020 ~	1,340	1,343
Air Lease Corp.
3.500% due 01/15/2022	1,920	1,939
American Express Co.
2.650% due 12/02/2022	300	299
4.050% due 12/03/2042	277	288
American Honda Finance Corp.
2.450% due 09/24/2020	1,543	1,538
American International Group, Inc.
3.750% due 07/10/2025	3,652	3,662
3.900% due 04/01/2026	540	544
American Tower Corp.
3.125% due 01/15/2027	2,460	2,362
3.375% due 10/15/2026	990	967
3.500% due 01/31/2023	740	752
3.600% due 01/15/2028	740	731
Athene Global Funding
3.000% due 07/01/2022	1,150	1,148
Athene Holding Ltd.
4.125% due 01/12/2028	1,660	1,597
Aviation Capital Group LLC
6.750% due 04/06/2021	100	107
7.125% due 10/15/2020	100	106
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028	900	915
5.000% due 04/20/2048	740	724
B3 S.A. - Brasil Bolsa Balcao
5.500% due 07/16/2020	800	821
Banco de Credito e Inversiones S.A.
3.500% due 10/12/2027	2,560	2,502
Banco do Brasil S.A.
6.000% due 01/22/2020	275	281
Banco Santander Mexico S.A.
4.125% due 11/09/2022	265	268
Bank of America Corp.
2.369% due 07/21/2021 •	1,723	1,712
2.650% due 04/01/2019	965	965
3.419% due 12/20/2028 •	2,133	2,090
3.500% due 04/19/2026	2,500	2,530
4.000% due 04/01/2024	2,046	2,131
4.271% due 07/23/2029 •	1,745	1,820
7.750% due 05/14/2038	491	683
Bank of New York Mellon Corp.
3.000% due 02/24/2025	2,981	2,985
Barclays PLC
4.375% due 01/12/2026	3,730	3,757
Berkshire Hathaway Finance Corp.
5.750% due 01/15/2040	527	657
BNP Paribas S.A.
4.400% due 08/14/2028	440	454
5.000% due 01/15/2021	4,326	4,497
Boston Properties LP
3.800% due 02/01/2024	555	571
BPCE S.A.
4.500% due 03/15/2025	430	433
4.625% due 09/12/2028	690	722
5.150% due 07/21/2024	195	204
Brighthouse Financial, Inc.
4.700% due 06/22/2047	920	734
Brookfield Finance, Inc.
4.850% due 03/29/2029	1,380	1,421
Capital One Financial Corp.
4.750% due 07/15/2021	2,749	2,869

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded
Fund (Cont.)
March 31, 2019 (Unaudited)

Cboe Global Markets, Inc.
3.650% due 01/12/2027	300	304
Charles Schwab Corp.
3.000% due 03/10/2025	250	252
China Cinda Finance Ltd.
4.250% due 04/23/2025	560	572
Chubb INA Holdings, Inc.
3.350% due 05/03/2026	2,843	2,898
4.350% due 11/03/2045	531	580
Citigroup, Inc.
2.700% due 03/30/2021	2,109	2,108
2.876% due 07/24/2023 •	1,230	1,223
3.400% due 05/01/2026	1,434	1,428
3.700% due 01/12/2026	3,200	3,259
4.000% due 08/05/2024	797	823
8.125% due 07/15/2039	84	126
Citizens Financial Group, Inc.
2.375% due 07/28/2021	100	99
CME Group, Inc.
3.000% due 09/15/2022	1,967	1,996
3.000% due 03/15/2025	300	302
3.750% due 06/15/2028	540	569
4.150% due 06/15/2048	740	786
Commonwealth Bank of Australia
2.750% due 03/10/2022	540	539
Cooperatieve Rabobank UA
3.875% due 02/08/2022	275	283
5.250% due 05/24/2041	2,816	3,414
Credit Suisse AG
3.000% due 10/29/2021	670	673
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023	2,652	2,696
4.875% due 05/15/2045	740	806
Crown Castle International Corp.
4.450% due 02/15/2026	1,646	1,722
5.250% due 01/15/2023	990	1,064
Deutsche Bank AG
3.767% (US0003M + 0.970%) due 07/13/2020 ~	1,420	1,415
4.100% due 01/13/2026	2,272	2,174
Discover Bank
4.650% due 09/13/2028	1,380	1,447
Duke Realty LP
3.875% due 10/15/2022	200	206
4.000% due 09/15/2028	890	921
EPR Properties
4.950% due 04/15/2028	920	958
Essex Portfolio LP
3.250% due 05/01/2023	2,150	2,150
Fairfax Financial Holdings Ltd.
4.850% due 04/17/2028	740	739
First Republic Bank
4.375% due 08/01/2046	200	196
Five Corners Funding Trust
4.419% due 11/15/2023	5,000	5,284
Ford Motor Credit Co. LLC
3.336% due 03/18/2021	540	532
5.875% due 08/02/2021	2,762	2,863
GE Capital International Funding Co. Unlimited Co.
2.342% due 11/15/2020	3,855	3,808
4.418% due 11/15/2035	2,977	2,763
General Motors Financial Co., Inc.
3.700% due 11/24/2020	540	545
5.250% due 03/01/2026	740	765
GLP Capital LP
4.375% due 04/15/2021	922	937
4.875% due 11/01/2020	2,430	2,482
5.300% due 01/15/2029	970	1,022
Goldman Sachs Group, Inc.
2.875% due 02/25/2021	2,360	2,362
3.500% due 01/23/2025	300	299
3.779% (US0003M + 1.000%) due 07/24/2023 ~	1,420	1,420
4.750% due 10/21/2045	415	443
6.750% due 10/01/2037	2,602	3,189
Guardian Life Insurance Co. of America
4.850% due 01/24/2077	200	211
Harley-Davidson Financial Services, Inc.
2.550% due 06/09/2022	1,200	1,163
Healthcare Trust of America Holdings LP
2.950% due 07/01/2022	1,020	1,010
Hospitality Properties Trust
5.000% due 08/15/2022	499	517
HSBC Holdings PLC
2.650% due 01/05/2022	1,470	1,458
3.400% due 03/08/2021	1,820	1,837

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded
Fund (Cont.)
March 31, 2019 (Unaudited)

3.900% due 05/25/2026	540	548
4.300% due 03/08/2026	2,206	2,293
Hutchison Whampoa International Ltd.
7.450% due 11/24/2033	433	611
John Deere Capital Corp.
2.800% due 03/06/2023	1,961	1,970
3.900% due 07/12/2021	225	231
JPMorgan Chase & Co.
2.550% due 03/01/2021	3,119	3,111
2.950% due 10/01/2026	3,519	3,445
3.625% due 05/13/2024	3,748	3,856
4.850% due 02/01/2044	1,901	2,113
5.400% due 01/06/2042	250	297
KeyCorp
2.900% due 09/15/2020	2,014	2,020
Kilroy Realty LP
3.800% due 01/15/2023	515	524
Kimco Realty Corp.
4.450% due 09/01/2047	540	535
Lazard Group LLC
3.750% due 02/13/2025	2,370	2,391
Liberty Mutual Group, Inc.
4.850% due 08/01/2044	730	749
Lloyds Bank PLC
5.800% due 01/13/2020	300	307
Lloyds Banking Group PLC
3.750% due 01/11/2027	3,605	3,552
Macquarie Bank Ltd.
6.625% due 04/07/2021	49	52
Marsh & McLennan Cos., Inc.
3.750% due 03/14/2026	273	282
4.350% due 01/30/2047	150	152
4.900% due 03/15/2049	250	275
MetLife, Inc.
5.700% due 06/15/2035	540	650
5.875% due 02/06/2041	85	106
9.250% due 04/08/2068	515	698
Metropolitan Life Global Funding
2.650% due 04/08/2022	1,025	1,021
Mitsubishi UFJ Financial Group, Inc.
2.665% due 07/25/2022	2,120	2,104
3.850% due 03/01/2026	2,308	2,392
Mizuho Financial Group, Inc.
2.273% due 09/13/2021	1,470	1,446
2.632% due 04/12/2021	2,625	2,611
Morgan Stanley
3.875% due 01/27/2026	1,747	1,789
4.350% due 09/08/2026	3,020	3,104
5.750% due 01/25/2021	1,820	1,912
Nasdaq, Inc.
3.850% due 06/30/2026	100	101
National Australia Bank Ltd.
2.800% due 01/10/2022	540	540
National Rural Utilities Cooperative Finance Corp.
4.400% due 11/01/2048	250	270
New York Life Global Funding
2.350% due 07/14/2026	100	95
New York Life Insurance Co.
6.750% due 11/15/2039	680	935
Nippon Life Insurance Co.
4.700% due 01/20/2046 •	540	554
5.100% due 10/16/2044 •	540	565
Nissan Motor Acceptance Corp.
3.187% (US0003M + 0.390%) due 07/13/2020 ~	440	438
Nuveen Finance LLC
4.125% due 11/01/2024	540	568
ORIX Corp.
2.900% due 07/18/2022	1,130	1,130
PNC Bank N.A.
3.800% due 07/25/2023	300	309
Principal Life Global Funding
3.000% due 04/18/2026	757	749
Progressive Corp.
2.450% due 01/15/2027	150	143
Raymond James Financial, Inc.
3.625% due 09/15/2026	100	99
Royal Bank of Scotland Group PLC
4.892% due 05/18/2029 •	740	769
5.076% due 01/27/2030 •	880	928
Santander Holdings USA, Inc.
4.500% due 07/17/2025	4,091	4,222
Societe Generale S.A.
4.250% due 04/14/2025	540	545

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded
Fund (Cont.)
March 31, 2019 (Unaudited)

Spirit Realty LP
4.450% due 09/15/2026	1,330	1,320
Standard Chartered PLC
3.050% due 01/15/2021	810	808
State Street Corp.
3.583% (US0003M + 0.900%) due 08/18/2020 ~	680	687
Sumitomo Life Insurance Co.
6.500% due 09/20/2073•	390	428
Sumitomo Mitsui Banking Corp.
3.200% due 07/18/2022	2,054	2,070
Sumitomo Mitsui Financial Group, Inc.
2.058% due 07/14/2021	540	531
2.784% due 07/12/2022	1,920	1,912
3.102% due 01/17/2023	1,380	1,386
3.567% (US0003M + 0.780%) due 07/12/2022 ~	1,070	1,073
Synchrony Financial
2.700% due 02/03/2020	200	200
3.950% due 12/01/2027	980	927
Tanger Properties LP
3.750% due 12/01/2024	1,340	1,319
Toyota Motor Credit Corp.
1.900% due 04/08/2021	540	533
U.S. Bancorp
2.950% due 07/15/2022	3,215	3,228
UBS Group Funding Switzerland AG
4.125% due 09/24/2025	3,015	3,118
Ventas Realty LP
4.400% due 01/15/2029	340	355
Visa, Inc.
4.300% due 12/14/2045	2,106	2,332
Washington Prime Group LP
5.950% due 08/15/2024	740	695
WEA Finance LLC
3.750% due 09/17/2024	2,235	2,285
Wells Fargo & Co.
2.625% due 07/22/2022	1,480	1,470
3.300% due 09/09/2024	4,345	4,384
3.500% due 03/08/2022	1,470	1,499
3.900% due 05/01/2045	840	836
4.125% due 08/15/2023	75	78
4.400% due 06/14/2046	613	613
4.750% due 12/07/2046	370	388
Welltower, Inc.
4.250% due 04/15/2028	640	661
Westpac Banking Corp.
2.850% due 05/13/2026	540	525
Weyerhaeuser Co.
4.000% due 11/15/2029	3,640	3,753
7.375% due 03/15/2032	1,315	1,739
WR Berkley Corp.
4.625% due 03/15/2022	300	314
		236,446

INDUSTRIALS 46.3%

Abbott Laboratories
2.550% due 03/15/2022	300	299
4.750% due 11/30/2036	870	980
AbbVie, Inc.
2.900% due 11/06/2022	3,732	3,726
3.200% due 05/14/2026	2,666	2,597
4.300% due 05/14/2036	340	325
4.450% due 05/14/2046	1,080	1,007
Activision Blizzard, Inc.
2.300% due 09/15/2021	268	264
3.400% due 09/15/2026	3,022	2,966
AEP Transmission Co. LLC
4.250% due 09/15/2048	780	831
Aetna, Inc.
3.875% due 08/15/2047	540	468
Alibaba Group Holding Ltd.
3.125% due 11/28/2021	1,820	1,833
3.600% due 11/28/2024	1,295	1,329
Allergan Funding SCS
3.450% due 03/15/2022	1,020	1,029
Altria Group, Inc.
2.950% due 05/02/2023	1,080	1,074
Amazon.com, Inc.
3.150% due 08/22/2027	1,275	1,287
3.875% due 08/22/2037	2,180	2,280
Amgen, Inc.
3.200% due 11/02/2027	740	727
3.450% due 10/01/2020	989	1,002
3.625% due 05/22/2024	3,240	3,336

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded
Fund (Cont.)
March 31, 2019 (Unaudited)

4.400% due 05/01/2045	100	99
4.663% due 06/15/2051	840	848
Anadarko Petroleum Corp.
6.450% due 09/15/2036	965	1,114
Andeavor Logistics LP
5.500% due 10/15/2019	720	727
Anheuser-Busch Cos. LLC
4.900% due 02/01/2046	2,082	2,095
Anheuser-Busch InBev Worldwide, Inc.
4.900% due 01/23/2031	880	949
5.450% due 01/23/2039	250	271
5.550% due 01/23/2049	640	705
5.800% due 01/23/2059	250	279
Anthem, Inc.
3.500% due 08/15/2024	1,214	1,231
3.650% due 12/01/2027	840	840
4.550% due 03/01/2048	540	555
Apache Corp.
4.750% due 04/15/2043	403	381
5.100% due 09/01/2040	77	76
Apple, Inc.
2.500% due 02/09/2022	880	880
2.500% due 02/09/2025	2,135	2,100
3.250% due 02/23/2026	4,880	4,974
3.450% due 05/06/2024	265	274
3.850% due 08/04/2046	540	548
4.650% due 02/23/2046	700	793
AstraZeneca PLC
4.000% due 01/17/2029	740	778
6.450% due 09/15/2037	1,700	2,165
AutoNation, Inc.
3.800% due 11/15/2027	540	504
Bacardi Ltd.
2.750% due 07/15/2026	100	89
Baidu, Inc.
3.625% due 07/06/2027	860	844
Barrick PD Australia Finance Pty. Ltd.
4.950% due 01/15/2020	100	102
BAT Capital Corp.
2.297% due 08/14/2020	882	874
2.764% due 08/15/2022	930	916
3.222% due 08/15/2024	1,115	1,091
4.540% due 08/15/2047	440	387
Baxalta, Inc.
5.250% due 06/23/2045	252	277
Bayer U.S. Finance LLC
4.375% due 12/15/2028	740	737
4.875% due 06/25/2048	540	509
Becton Dickinson and Co.
2.675% due 12/15/2019	1,217	1,213
BHP Billiton Finance USA Ltd.
5.000% due 09/30/2043	862	1,016
Booking Holdings, Inc.
3.550% due 03/15/2028	880	878
BorgWarner, Inc.
3.375% due 03/15/2025	150	149
Boston Scientific Corp.
3.750% due 03/01/2026	1,290	1,318
Broadcom Corp.
2.375% due 01/15/2020	340	338
3.000% due 01/15/2022	340	339
3.625% due 01/15/2024	340	339
3.875% due 01/15/2027	400	383
Burlington Northern Santa Fe LLC
5.400% due 06/01/2041	2,105	2,533
Campbell Soup Co.
4.800% due 03/15/2048	890	832
Cardinal Health, Inc.
2.616% due 06/15/2022	50	49
Caterpillar, Inc.
3.803% due 08/15/2042	1,368	1,397
CBS Corp.
2.500% due 02/15/2023	486	475
2.900% due 01/15/2027	150	140
Celgene Corp.
4.350% due 11/15/2047	890	870
Cenovus Energy, Inc.
5.400% due 06/15/2047	1,072	1,065
6.750% due 11/15/2039	218	244
Charter Communications Operating LLC
4.908% due 07/23/2025	4,435	4,681
5.750% due 04/01/2048	640	671
Chevron Corp.
2.100% due 05/16/2021	2,116	2,102

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded
Fund (Cont.)
March 31, 2019 (Unaudited)

China Resources Gas Group Ltd.
4.500% due 04/05/2022	540	558
Cimarex Energy Co.
4.375% due 06/01/2024	719	748
Citrix Systems, Inc.
4.500% due 12/01/2027	2,020	1,998
Comcast Corp.
3.125% due 07/15/2022	1,937	1,965
3.150% due 03/01/2026	2,133	2,126
3.200% due 07/15/2036	740	674
3.600% due 03/01/2024	783	806
4.250% due 10/15/2030	740	788
4.600% due 10/15/2038	250	268
Conagra Brands, Inc.
4.850% due 11/01/2028	740	779
5.300% due 11/01/2038	920	936
5.400% due 11/01/2048	140	141
Concho Resources, Inc.
4.300% due 08/15/2028	740	765
4.875% due 10/01/2047	1,489	1,585
Constellation Brands, Inc.
4.100% due 02/15/2048	349	318
5.250% due 11/15/2048	690	734
Continental Resources, Inc.
4.500% due 04/15/2023	250	259
Corning, Inc.
5.750% due 08/15/2040	235	270
Cox Communications, Inc.
3.350% due 09/15/2026	100	98
CRH America Finance, Inc.
3.400% due 05/09/2027	300	288
CSX Corp.
3.800% due 11/01/2046	520	493
6.220% due 04/30/2040	125	156
CVS Health Corp.
3.125% due 03/09/2020	2,440	2,447
3.375% due 08/12/2024	2,460	2,444
5.050% due 03/25/2048	1,255	1,267
5.125% due 07/20/2045	509	520
D.R. Horton, Inc.
4.000% due 02/15/2020	543	548
Dell International LLC
5.450% due 06/15/2023	340	363
8.100% due 07/15/2036	390	460
8.350% due 07/15/2046	340	411
Delta Air Lines, Inc.
4.375% due 04/19/2028	740	726
Deutsche Telekom International Finance BV
3.600% due 01/19/2027	2,610	2,579
Discovery Communications LLC
5.000% due 09/20/2037	250	244
Dolphin Energy Ltd. LLC
5.500% due 12/15/2021	540	570
Dominion Energy Gas Holdings LLC
3.600% due 12/15/2024	1,242	1,262
Dow Chemical Co.
3.000% due 11/15/2022	1,734	1,737
5.250% due 11/15/2041	431	449
DP World PLC
5.625% due 09/25/2048	340	355
Eaton Corp.
2.750% due 11/02/2022	358	357
eBay, Inc.
4.000% due 07/15/2042	1,299	1,109
Ecopetrol S.A.
5.375% due 06/26/2026	465	502
Eli Lilly & Co.
2.750% due 06/01/2025	1,502	1,506
Empresa Nacional de Telecomunicaciones S.A.
4.875% due 10/30/2024	540	554
Enbridge, Inc.
2.900% due 07/15/2022	1,671	1,667
3.311% (US0003M + 0.700%) due 06/15/2020 ~	1,030	1,031
Encana Corp.
5.150% due 11/15/2041	30	30
Energy Transfer Operating LP
3.600% due 02/01/2023	3,288	3,319
4.200% due 04/15/2027	340	342
4.650% due 06/01/2021	100	103
4.750% due 01/15/2026	920	962
5.300% due 04/15/2047	340	336
Eni SpA
4.000% due 09/12/2023	920	945
4.750% due 09/12/2028	890	925

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded
Fund (Cont.)
March 31, 2019 (Unaudited)

Entergy Louisiana LLC
4.200% due 09/01/2048	1,080	1,127
Enterprise Products Operating LLC
3.750% due 02/15/2025	2,835	2,923
3.950% due 02/15/2027	1,261	1,310
4.850% due 03/15/2044	718	765
Equifax, Inc.
2.300% due 06/01/2021	250	246
7.000% due 07/01/2037	720	824
ERAC USA Finance LLC
3.300% due 12/01/2026	540	526
4.200% due 11/01/2046	630	594
7.000% due 10/15/2037	440	565
Exxon Mobil Corp.
3.176% due 03/15/2024	13	13
FedEx Corp.
4.550% due 04/01/2046	559	541
Fomento Economico Mexicano S.A.B. de C.V.
2.875% due 05/10/2023	1,270	1,241
Fox Corp.
5.476% due 01/25/2039	250	278
Freeport-McMoRan, Inc.
3.550% due 03/01/2022	75	74
General Electric Co.
3.100% due 01/09/2023	75	75
5.500% due 01/08/2020	730	746
6.875% due 01/10/2039	316	375
General Motors Co.
4.875% due 10/02/2023	2,486	2,591
5.400% due 04/01/2048	740	680
Georgia-Pacific LLC
3.163% due 11/15/2021	2,515	2,528
GlaxoSmithKline Capital, Inc.
2.800% due 03/18/2023	175	175
6.375% due 05/15/2038	945	1,254
Glencore Finance Canada Ltd.
4.250% due 10/25/2022	2,957	3,057
Grupo Televisa S.A.B.
5.000% due 05/13/2045	340	335
6.625% due 01/15/2040	540	635
GTL Trade Finance, Inc.
5.893% due 04/29/2024	1,089	1,173
Halliburton Co.
5.000% due 11/15/2045	2,150	2,294
Hess Corp.
5.800% due 04/01/2047	1,310	1,370
Home Depot, Inc.
3.000% due 04/01/2026	1,852	1,863
3.500% due 09/15/2056	100	92
4.250% due 04/01/2046	7	7
IHS Markit Ltd.
4.125% due 08/01/2023	920	939
4.750% due 08/01/2028	340	356
Intel Corp.
3.700% due 07/29/2025	2,329	2,445
International Business Machines Corp.
4.000% due 06/20/2042	92	91
5.600% due 11/30/2039	29	35
International Flavors & Fragrances, Inc.
4.450% due 09/26/2028	740	778
Keurig Dr Pepper, Inc.
4.985% due 05/25/2038	250	256
Kinder Morgan Energy Partners LP
3.950% due 09/01/2022	1,565	1,609
5.300% due 09/15/2020	325	336
Kinder Morgan, Inc.
3.050% due 12/01/2019	150	150
5.550% due 06/01/2045	1,626	1,782
KLA-Tencor Corp.
4.650% due 11/01/2024	929	993
Kraft Heinz Foods Co.
4.375% due 06/01/2046	3,173	2,762
4.625% due 01/30/2029	440	453
5.200% due 07/15/2045	240	232
6.500% due 02/09/2040	340	372
Kroger Co.
6.150% due 01/15/2020	175	180
Lockheed Martin Corp.
4.090% due 09/15/2052	1,843	1,878
Lowe's Cos., Inc.
4.650% due 04/15/2042	1,373	1,397
LyondellBasell Industries NV
4.625% due 02/26/2055	340	308

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded
Fund (Cont.)
March 31, 2019 (Unaudited)

McDonald's Corp.
4.875% due 12/09/2045	3,494	3,792
Medtronic, Inc.
3.150% due 03/15/2022	2,834	2,888
3.500% due 03/15/2025	2,681	2,771
4.625% due 03/15/2045	239	274
Merck & Co., Inc.
3.700% due 02/10/2045	1,633	1,622
Microsoft Corp.
2.700% due 02/12/2025	1,928	1,931
4.250% due 02/06/2047	540	604
4.450% due 11/03/2045	2,789	3,184
Mondelez International Holdings Netherlands BV
2.000% due 10/28/2021	500	488
Moody's Corp.
2.625% due 01/15/2023	1,610	1,588
4.875% due 02/15/2024	2,022	2,171
5.500% due 09/01/2020	250	259
MPLX LP
4.125% due 03/01/2027	1,720	1,734
4.700% due 04/15/2048	40	38
5.200% due 03/01/2047	340	346
Mylan NV
5.250% due 06/15/2046	390	352
Mylan, Inc.
3.125% due 01/15/2023	100	98
4.550% due 04/15/2028	740	721
Nexen, Inc.
5.875% due 03/10/2035	250	303
6.400% due 05/15/2037	540	698
Norfolk Southern Corp.
4.650% due 01/15/2046	1,425	1,536
Northrop Grumman Corp.
3.850% due 04/15/2045	455	438
NXP BV
4.125% due 06/15/2020	880	893
4.125% due 06/01/2021	1,280	1,307
ONEOK Partners LP
4.900% due 03/15/2025	877	934
5.000% due 09/15/2023	200	213
Oracle Corp.
2.800% due 07/08/2021	2,589	2,601
4.125% due 05/15/2045	2,141	2,191
Owens Corning
3.400% due 08/15/2026	100	94
Penske Truck Leasing Co. LP
3.300% due 04/01/2021	1,820	1,828
3.400% due 11/15/2026	150	144
PepsiCo, Inc.
2.850% due 02/24/2026	540	537
Pertamina Persero PT
4.300% due 05/20/2023	540	557
6.000% due 05/03/2042	600	653
Petro-Canada
5.950% due 05/15/2035	440	522
Petroleos Mexicanos
4.250% due 01/15/2025	405	382
4.875% due 01/24/2022	275	278
6.375% due 01/23/2045	2,095	1,858
6.750% due 09/21/2047	1,230	1,135
6.875% due 08/04/2026	730	763
Pfizer, Inc.
4.400% due 05/15/2044	600	654
Philip Morris International, Inc.
2.750% due 02/25/2026	740	722
3.375% due 08/11/2025	265	268
3.600% due 11/15/2023	495	510
3.875% due 08/21/2042	880	811
6.375% due 05/16/2038	340	422
QUALCOMM, Inc.
3.000% due 05/20/2022	432	436
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	540	595
Reliance Industries Ltd.
4.125% due 01/28/2025	590	600
Republic Services, Inc.
3.375% due 11/15/2027	1,095	1,104
5.250% due 11/15/2021	245	260
Reynolds American, Inc.
4.450% due 06/12/2025	2,998	3,083
Rio Tinto Finance USA Ltd.
3.750% due 06/15/2025	1,145	1,203
Roche Holdings, Inc.
2.625% due 05/15/2026	1,300	1,273

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded
Fund (Cont.)
March 31, 2019 (Unaudited)

Rockwell Collins, Inc.
4.800% due 12/15/2043	1,440	1,523
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	2,722	2,829
SASOL Financing USA LLC
6.500% due 09/27/2028	1,380	1,509
Seagate HDD Cayman
4.750% due 06/01/2023	920	931
4.750% due 01/01/2025	890	870
4.875% due 03/01/2024	300	299
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	340	339
Sky Ltd.
3.750% due 09/16/2024	256	265
Southern Co.
3.292% (US0003M + 0.700%) due 09/30/2020 ~	1,340	1,341
4.400% due 07/01/2046	578	584
Southern Copper Corp.
6.750% due 04/16/2040	2,360	2,842
Spectra Energy Partners LP
3.299% (US0003M + 0.700%) due 06/05/2020 ~	860	860
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	188	188
Stryker Corp.
2.625% due 03/15/2021	150	150
3.500% due 03/15/2026	640	649
4.375% due 01/15/2020	100	101
4.625% due 03/15/2046	670	723
Target Corp.
3.875% due 07/15/2020	200	204
Tech Data Corp.
3.700% due 02/15/2022	340	342
Teck Resources Ltd.
6.000% due 08/15/2040	325	339
Telefonica Emisiones S.A.
5.462% due 02/16/2021	125	131
7.045% due 06/20/2036	1,345	1,641
Thermo Fisher Scientific, Inc.
2.950% due 09/19/2026	3,079	2,973
3.150% due 01/15/2023	100	101
Time Warner Cable LLC
5.000% due 02/01/2020	1,961	1,994
Toyota Industries Corp.
3.566% due 03/16/2028	1,070	1,094
TransCanada PipeLines Ltd.
3.800% due 10/01/2020	165	168
TWDC Enterprises 18 Corp.
4.125% due 06/01/2044	1,556	1,662
Tyson Foods, Inc.
4.500% due 06/15/2022	4,404	4,602
4.875% due 08/15/2034	1,142	1,185
Union Pacific Corp.
3.799% due 10/01/2051	1,075	1,013
United Technologies Corp.
3.100% due 06/01/2022	3,813	3,841
UnitedHealth Group, Inc.
4.750% due 07/15/2045	3,209	3,638
6.875% due 02/15/2038	315	435
Vale Overseas Ltd.
6.875% due 11/21/2036	1,797	2,062
Valero Energy Corp.
4.350% due 06/01/2028	740	770
Viacom, Inc.
4.250% due 09/01/2023	145	151
Volkswagen Group of America Finance LLC
4.750% due 11/13/2028	1,580	1,595
Walmart, Inc.
3.250% due 10/25/2020	959	972
3.700% due 06/26/2028	444	468
Walt Disney Co.
4.950% due 10/15/2045	1,515	1,808
6.400% due 12/15/2035	100	133
Warner Media LLC
3.400% due 06/15/2022	390	396
3.550% due 06/01/2024	3,526	3,562
Western Midstream Operating LP
4.650% due 07/01/2026	250	254
Whirlpool Corp.
3.700% due 03/01/2023	200	204
5.150% due 03/01/2043	250	238
Williams Cos., Inc.
5.400% due 03/04/2044	1,434	1,533
Woodside Finance Ltd.
3.700% due 09/15/2026	300	295

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded
Fund (Cont.)
March 31, 2019 (Unaudited)

Wyeth LLC
5.950% due 04/01/2037	540	689
Yara International ASA
4.750% due 06/01/2028	740	774
Zoetis, Inc.
3.900% due 08/20/2028	740	760
4.700% due 02/01/2043	880	938
		287,491

UTILITIES 11.6%

Acwa Power Management And Investments One Ltd.
5.950% due 12/15/2039	540	547
American Water Capital Corp.
3.850% due 03/01/2024	563	585
Appalachian Power Co.
7.000% due 04/01/2038	395	518
AT&T, Inc.
3.800% due 03/01/2024	540	554
4.100% due 02/15/2028	1,171	1,185
4.125% due 02/17/2026	2,699	2,762
4.300% due 02/15/2030	570	578
4.450% due 04/01/2024	740	775
4.800% due 06/15/2044	3,180	3,132
5.150% due 02/15/2050	390	400
5.650% due 02/15/2047	265	290
Atmos Energy Corp.
4.150% due 01/15/2043	520	540
Berkshire Hathaway Energy Co.
6.125% due 04/01/2036	371	467
BG Energy Capital PLC
5.125% due 10/15/2041	115	130
Black Hills Corp.
3.150% due 01/15/2027	250	239
4.200% due 09/15/2046	100	97
BP Capital Markets America, Inc.
3.937% due 09/21/2028	540	567
4.234% due 11/06/2028	840	900
CNOOC Finance Ltd.
3.000% due 05/09/2023	2,205	2,185
3.875% due 05/02/2022	390	398
CNOOC Finance USA LLC
4.375% due 05/02/2028	1,380	1,478
Commonwealth Edison Co.
4.000% due 03/01/2048	740	761
Consolidated Edison Co. of New York, Inc.
3.850% due 06/15/2046	580	566
Consumers Energy Co.
3.125% due 08/31/2024	1,605	1,615
Delmarva Power & Light Co.
3.500% due 11/15/2023	1,542	1,591
DTE Electric Co.
3.650% due 03/15/2024	2,000	2,076
Duke Energy Carolinas LLC
3.950% due 11/15/2028	440	469
Duke Energy Corp.
3.750% due 09/01/2046	100	94
3.950% due 10/15/2023	300	311
Duke Energy Ohio, Inc.
3.800% due 09/01/2023	3,305	3,446
E.ON International Finance BV
6.650% due 04/30/2038	1,370	1,714
Electricite de France S.A.
4.600% due 01/27/2020	265	270
4.875% due 01/22/2044	1,475	1,505
Enable Midstream Partners LP
4.950% due 05/15/2028	740	753
Enel Finance International NV
6.000% due 10/07/2039	2,195	2,431
Entergy Corp.
4.000% due 07/15/2022	1,060	1,090
5.125% due 09/15/2020	250	255
Exelon Corp.
3.950% due 06/15/2025	515	534
4.450% due 04/15/2046	540	558
Exelon Generation Co. LLC
5.600% due 06/15/2042	540	569
FirstEnergy Corp.
2.850% due 07/15/2022	1,020	1,014
7.375% due 11/15/2031	2,177	2,885
Florida Power & Light Co.
4.125% due 02/01/2042	100	106
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022	1,350	1,441

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded
Fund (Cont.)
March 31, 2019 (Unaudited)

Indiana Michigan Power Co.
4.250% due 08/15/2048	740	764
Kentucky Utilities Co.
5.125% due 11/01/2040	100	118
KeySpan Gas East Corp.
2.742% due 08/15/2026	540	518
MidAmerican Energy Co.
3.500% due 10/15/2024	3,197	3,312
4.250% due 07/15/2049	440	469
NextEra Energy Capital Holdings, Inc.
3.150% due 04/01/2024 (a)	100	101
ONEOK, Inc.
4.550% due 07/15/2028	740	767
5.200% due 07/15/2048	675	695
Pacific Gas & Electric Co.
3.500% due 10/01/2020 ^(b)	255	236
5.800% due 03/01/2037 ^(b)	205	200
Pennsylvania Electric Co.
5.200% due 04/01/2020	70	71
Petronas Global Sukuk Ltd.
2.707% due 03/18/2020	560	559
Plains All American Pipeline LP
4.500% due 12/15/2026	540	554
5.150% due 06/01/2042	515	497
Shell International Finance BV
3.875% due 11/13/2028	1,380	1,465
4.000% due 05/10/2046	540	564
4.375% due 03/25/2020	180	183
6.375% due 12/15/2038	345	469
Sinopec Group Overseas Development Ltd.
2.500% due 04/28/2020	970	966
Southern California Edison Co.
4.125% due 03/01/2048	1,080	1,037
Southern California Gas Co.
3.150% due 09/15/2024	2,015	2,029
4.125% due 06/01/2048	690	712
Southern Power Co.
5.150% due 09/15/2041	2,155	2,246
Southwestern Electric Power Co.
4.100% due 09/15/2028	1,000	1,042
Southwestern Public Service Co.
6.000% due 10/01/2036	1,693	1,997
Verizon Communications, Inc.
3.376% due 02/15/2025	69	70
4.016% due 12/03/2029	395	409
4.125% due 08/15/2046	340	331
4.400% due 11/01/2034	1,044	1,089
4.522% due 09/15/2048	64	66
4.672% due 03/15/2055	490	502
4.812% due 03/15/2039	250	269
4.862% due 08/21/2046	1,397	1,495
5.012% due 08/21/2054	642	689
Virginia Electric & Power Co.
8.875% due 11/15/2038	576	911
		71,783
Total Corporate Bonds & Notes (Cost $593,669)		595,720

SOVEREIGN ISSUES 0.2%

Korea Hydro & Nuclear Power Co. Ltd.
3.000% due 09/19/2022	490	491

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded
Fund (Cont.)
March 31, 2019 (Unaudited)

3.125% due 07/25/2027	1,300	1,279
Total Sovereign Issues (Cost $1,774)		1,770

SHORT-TERM INSTRUMENTS 2.7%

REPURCHASE AGREEMENTS (e) 2.7%
		16,522

Total Short-Term Instruments (Cost $16,522)		16,522
Total Investments in Securities (Cost $611,965)		614,012

	SHARES

INVESTMENTS IN AFFILIATES 0.5%

SHORT-TERM INSTRUMENTS 0.5%

MUTUAL FUNDS 0.5%

PIMCO Government Money Market Fund (c)(d)	3,034,323	3,034
Total Short-Term Instruments (Cost $3,034)		3,034
Total Investments in Affiliates (Cost $3,034)		3,034
Total Investments 99.4% (Cost $614,999)		$617,046
Financial Derivative Instruments (f) 0.0%(Cost or Premiums, net $73)		27
Other Assets and Liabilities, net 0.6%		3,474
Net Assets 100.0%		$620,547

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	When-issued security.

(b)	Security is not accruing income as of the date of this report.

(c)	Institutional Class Shares of each Fund.

(d)	Securities with an aggregate market value of $2,960 were out on loan in exchange for $3,034 of cash collateral as of March 31, 2019.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPG	3.250%	03/29/2019	04/01/2019	$15,900	U.S. Treasury Notes 1.875% due 02/28/2022	$(16,222)	$15,900	$15,904
FICC	2.000	03/29/2019	04/01/2019	622	U.S. Treasury Notes 1.125% due 09/30/2021	(637)	622	622
Total Repurchase Agreements						$(16,859)	$16,522	$16,526

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended March 31, 2019 was $(377) at a weighted average interest rate of 1.245%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note June Futures	06/2019	80	$17,048	$62	$0	$(17)
U.S. Treasury 5-Year Note June Futures	06/2019	33	3,822	25	0	(6)
U.S. Treasury 30-Year Bond June Futures	06/2019	92	13,768	321	0	(34)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2019	19	3,192	83	0	(7)
				$491	$0	$(64)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note June Futures	06 /2019	134	$(16,645)	$(244)	$38	$0
Total Futures Contracts				$247	$38	$(64)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.IG -31 5-Year Index	1.000%	Quarterly	12/20/2023	$20,000	$226	$168	$394	$23	$0
CDX.IG -32 5-Year Index	1.000	Quarterly	06/20/2024	500	8	1	9	1	0

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2019 (Unaudited)

CDX.IG-32 10-Year Index	1.000	Quarterly	06/20/2029	17,100	(161)	35	(126)	29	0
Total Swap Agreements					$73	$204	$277	$53	$0

Cash of $1,808 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2019.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$236,446	$0	$236,446
Industrials	0	287,491	0	287,491
Utilities	0	71,783	0	71,783
Sovereign Issues	0	1,770	0	1,770
Short-Term Instruments Repurchase Agreements	0	16,522	0	16,522
	$0	$614,012	$0	$614,012
Investments in Affiliates, at Value
Short-Term Instruments Mutual Funds	3,034	0	0	3,034
Total Investments	$3,034	$614,012	$0	$617,046
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$38	$53	$0	$91

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(64)	$0	$0	$(64)
Total Financial Derivative Instruments	$(26)	$53	$0	$27
Totals	$3,008	$614,065	$0	$617,073

There were no significant transfers into or out of Level 3 during the period ended March 31, 2019.

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.7% ¤

MUNICIPAL BONDS & NOTES 93.8%

ALABAMA 2.4%

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2018
4.000% due 12/01/2048	$1,000	$1,065
Southeast Alabama Gas Supply District Revenue Bonds, Series 2018
4.000% due 06/01/2049	1,000	1,076
		2,141

ARIZONA 2.7%

Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2005
2.400% due 12/01/2035	1,000	1,016
Industrial Development Authority of the City of Phoenix, Arizona Revenue Notes, Series 2018
5.000% due 07/01/2024	200	224
Industrial Development Authority of the County, Arizona of Yavapai Revenue Bonds, Series 2010
1.950% due 04/01/2029	750	750
Maricopa County, Arizona Special Health Care District General Obligation Notes, Series 2018
5.000% due 07/01/2024	350	408
		2,398

CALIFORNIA 2.0%

Bay Area Toll Authority, California Revenue Bonds, Series 2007
2.200% (MUNIPSA + 0.700%) due 04/01/2047 ~	1,000	1,000
Southern California Public Power Authority Revenue Bonds, Series 2018
1.750% (MUNIPSA + 0.250%) due 07/01/2040 ~	750	747
		1,747

COLORADO 1.0%

Denver, Colorado Airport System City & County Revenue Bonds, Series 2016
2.602% (0.7*US0001M + 0.860%) due 11/15/2031 ~	855	856

CONNECTICUT 6.5%

Bridgeport, Connecticut General Obligation Notes, Series 2017
5.000% due 11/01/2021	650	707
5.000% due 08/15/2023	500	555
Connecticut Special Tax State Revenue Notes, Series 2018
5.000% due 10/01/2025	1,000	1,171
Connecticut State General Obligation Notes, Series 2019
5.000% due 04/15/2025 (a)	625	725
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 1999
2.000% due 07/01/2033	1,000	1,010
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2015
2.643% (0.68*US0001M + 0.950%) due 07/01/2049 ~	1,000	1,002
Metropolitan District, Connecticut General Obligation Notes, Series 2018
5.000% due 07/15/2023	500	567
		5,737

DISTRICT OF COLUMBIA 0.6%

District of Columbia Revenue Notes, Series 2016
5.000% due 04/01/2022	500	546

FLORIDA 4.6%

Central Florida Expressway Authority Revenue Notes, Series 2018
5.000% due 07/01/2023	700	795
Florida State General Obligation Notes, Series 2015
5.000% due 06/01/2022	750	831
Jacksonville, Florida Revenue Notes, Series 2012
5.000% due 10/01/2021	915	988
Miami-Dade County, Florida Water & Sewer System Revenue Notes, Series 2015
5.000% due 10/01/2024	710	833
Miami-Dade Seaport Department, Florida Revenue Notes, Series 2013
5.000% due 10/01/2023	550	617
		4,064
GEORGIA 5.1%

Burke County, Georgia Development Authority Revenue Bonds, Series 1994
2.200% due 10/01/2032	1,000	1,000

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2019 (Unaudited)

Burke County, Georgia Development Authority Revenue Bonds, Series 2008
2.925% due 11/01/2048	500	509
Burke County, Georgia Development Authority Revenue Bonds, Series 2017
3.000% due 11/01/2045	1,000	1,010
Monroe County, Georgia Development Authority Revenue Bonds, Series 2002
2.000% due 09/01/2037	1,000	994
Municipal Gas Authority of Georgia Revenue Notes, Series 2016
5.000% due 10/01/2019	1,000	1,017
		4,530

ILLINOIS 4.5%

Chicago, Illinois General Obligation Bonds, Series 2012
5.000% due 01/01/2023	1,000	1,050
Illinois Finance Authority Revenue Notes, Series 2015
5.000% due 11/15/2020	540	568
Illinois State General Obligation Notes, Series 2016
5.000% due 06/01/2022	750	803
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010
5.250% due 06/01/2020	1,115	1,159
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017
5.000% due 06/01/2023	350	392
		3,972

INDIANA 0.9%

Whiting, Indiana Revenue Bonds, Series 2009
5.250% due 01/01/2021	750	794

KENTUCKY 1.8%

Kentucky Public Energy Authority Revenue Bonds, Series 2018
4.000% due 01/01/2049	500	544
Louisville & Jefferson County, Kentucky Metropolitan Sewer District Revenue Notes, Series 2016
5.000% due 05/15/2021	1,000	1,071
		1,615

MASSACHUSETTS 4.2%

Commonwealth of Massachusetts General Obligation Notes, Series 2018
4.000% due 06/20/2019	1,000	1,006
Massachusetts Development Finance Agency Revenue Bonds, Series 2017
2.000% (MUNIPSA + 0.500%) due 07/01/2038 ~	1,000	997
Massachusetts Development Finance Agency Revenue Notes, Series 2018
5.000% due 07/01/2021	575	612
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue Bonds, Series 2019
5.000% due 01/01/2039	1,000	1,117
		3,732

MICHIGAN 2.8%

Michigan Finance Authority Revenue Notes, Series 2010
5.000% due 12/01/2020	780	823
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
4.000% due 11/15/2047	1,500	1,642
		2,465

MINNESOTA 0.3%

Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota Revenue Notes, Series 2016
4.000% due 01/01/2021	250	260

MISSISSIPPI 0.9%

Warren County, Mississippi Revenue Bonds, Series 2018
2.900% due 09/01/2032	750	764

MISSOURI 1.1%

St Louis, Missouri Revenue Notes, Series 2018
3.000% due 05/30/2019	1,000	1,002

MONTANA 1.1%

Montana Facility Finance Authority Revenue Bonds, Series 2018
2.050% (MUNIPSA + 0.550%) due 08/15/2037 ~	1,000	999

NEBRASKA 1.0%

Public Power Generation Agency, Nebraska Revenue Notes, Series 2015
5.000% due 01/01/2021	840	887

NEW HAMPSHIRE 1.1%

New Hampshire Health and Education Facilities Authority Act Revenue Bonds, Series 2005
1.430% due 07/01/2033	1,000	1,000

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2019 (Unaudited)

NEW JERSEY 3.2%

New Jersey Economic Development Authority Revenue Notes, Series 2016
5.000% due 06/15/2020	500	518
New Jersey Turnpike Authority Revenue Notes, Series 2012
5.000% due 01/01/2020	1,070	1,097
South Jersey Port Corp., New Jersey Revenue Notes, Series 2016
5.000% due 01/01/2020	350	357
Tobacco Settlement Financing Corp., New Jersey Revenue Notes, Series 2018
5.000% due 06/01/2022	750	816
		2,788

NEW YORK 11.4%

Brooklyn Arena Local Development Corp., New York Revenue Notes, Series 2016
5.000% due 07/15/2020	500	519
5.000% due 07/15/2021	585	625
County of Suffolk NY
5.000% due 07/24/2019	1,000	1,010
Metropolitan Transportation Authority, New York Revenue Notes, Series 2017
5.000% due 11/15/2024	1,000	1,159
Nassau County, New York General Obligation Notes, Series 2010
5.000% due 10/01/2020	500	525
Nassau County, New York General Obligation Notes, Series 2019
4.000% due 12/10/2019	1,000	1,016
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Notes, Series 2019
5.000% due 11/01/2020 (a)	500	527
New York City, New York Housing Development Corp. Revenue Bonds, Series 2018
2.750% due 05/01/2050	750	764
New York State Dormitory Authority Revenue Notes, Series 2014
5.000% due 03/15/2020	165	170
New York State Energy Research & Development Authority Revenue Bonds, Series 2004
2.625% due 04/01/2034	1,000	1,037
New York State Housing Finance Agency Revenue Bonds, Series 2019
1.800% due 05/01/2050	500	500
New York State Thruway Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	1,365	1,369
TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2021	500	532
Yates County, New York General Obligation Notes, (AGM Insured), Series 2010
4.000% due 12/01/2019	295	300
		10,053

NORTH CAROLINA 2.3%

Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, (AGM Insured), Series 2007
1.400% due 01/15/2044	1,000	1,000
University of North Carolina at Chapel Hill Revenue Bonds, Series 2012
2.068% (0.67*US0001M + 0.400%) due 12/01/2041 ~	1,000	998
		1,998

OHIO 4.2%

American Municipal Power Inc, Ohio Revenue Notes, Series 2012
5.000% due 02/15/2020	175	180
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2018
2.250% due 02/15/2048	500	503
Butler County, Ohio Revenue Notes, Series 2017
4.000% due 11/15/2023	500	546
Franklin County, Ohio Revenue Bonds, Series 2013
1.700% due 12/01/2046	1,000	1,000
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2016
1.510% due 12/01/2036	1,000	1,000
University of Cincinnati, Ohio Revenue Notes, Series 2018
2.014% (0.67*US0001M + 0.340%) due 06/01/2020 ~	500	500
		3,729
PENNSYLVANIA 8.9%

Bethlehem Area School District, Pennsylvania Revenue Bonds, Series 2017
2.237% (0.7*US0001M + 0.490%) due 01/01/2030 ~	750	749
Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2018
5.000% due 06/01/2020	500	519
Luzerne County, Pennsylvania General Obligation Notes, (AGM Insured), Series 2017
5.000% due 12/15/2022	500	554
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2002
2.550% due 12/01/2029	1,000	1,002
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2018
2.220% (MUNIPSA + 0.720%) due 09/01/2051 ~	500	500
Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2018
2.783% (0.7*US0001M + 1.040%) due 08/15/2048 ~	750	753
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
2.800% due 12/01/2033	1,000	1,016

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2019 (Unaudited)

Pennsylvania Turnpike Commission Revenue Notes, Series 2018
2.100% (MUNIPSA + 0.600%) due 12/01/2023 ~	1,000	997
Philadelphia Gas Works, Co., Pennsylvania Revenue Notes, Series 2015
5.000% due 08/01/2020	500	522
Southeastern Pennsylvania Transportation Authority Revenue Notes, Series 2010
5.000% due 03/01/2020	1,215	1,252
		7,864

RHODE ISLAND 1.1%

Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2005
1.500% due 05/01/2035	1,000	1,000

TENNESSEE 2.1%

Greeneville Health & Educational Facilities Board, Tennessee Revenue Notes, Series 2018
5.000% due 07/01/2023	600	672
Tennergy Corp, Tennessee Revenue Bonds, Series 2019
5.000% due 02/01/2050	1,000	1,139
		1,811

TEXAS 6.9%

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
1.450% due 12/01/2027	1,000	1,000
Houston Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2012
2.400% due 06/01/2030	1,000	1,012
North Texas Tollway Authority Revenue Notes, Series 2014
5.000% due 01/01/2022	720	786
North Texas Tollway Authority Revenue Notes, Series 2016
5.000% due 01/01/2021	385	407
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018
2.750% due 08/01/2048	750	777
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2018
2.750% due 02/01/2048	500	514
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2019	1,000	1,024
Texas Water Development Board Revenue Notes, Series 2018
5.000% due 10/15/2024	500	587
		6,107

UTAH 0.6%

Utah County, Utah Revenue Bonds, Series 2018
5.000% due 05/15/2057	500	571

VIRGINIA 1.1%

Louisa Industrial Development Authority, Virginia Revenue Bonds, Series 2008
2.150% due 11/01/2035	1,000	1,004

WASHINGTON 5.4%

Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, Series 2015
1.950% (MUNIPSA + 0.450%) due 11/01/2045 ~	750	751
King County, Washington Sewer Revenue Bonds, Series 2012
2.600% due 01/01/2043	750	758
Port of Seattle, Washington Revenue Notes, Series 2015
5.000% due 03/01/2023	1,000	1,123
Port of Tacoma, Washington General Obligation Notes, Series 2016
4.000% due 12/01/2022	440	478
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2018
1.990% (MUNIPSA + 0.490%) due 11/01/2046 ~	675	675
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
2.550% (MUNIPSA + 1.050%) due 01/01/2042 ~	1,000	1,016
		4,801
WEST VIRGINIA 1.2%

West Virginia Economic Development Authority Revenue Bonds, Series 2009
2.625% due 12/01/2042	1,000	1,017

WISCONSIN 0.8%

Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2018
5.000% due 04/01/2022	650	715
Total Municipal Bonds & Notes (Cost $82,128)		82,967

SHORT-TERM INSTRUMENTS 3.9%

COMMERCIAL PAPER 0.6%

Miami-Dade County, Florida Water & Sewer System Revenue Notes, Series 2019
0.000% due 05/16/2019	500	500

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2019 (Unaudited)

REPURCHASE AGREEMENTS (d) 0.6%		573

SHORT-TERM NOTES 2.7%

Federal Home Loan Bank
2.407% due 05/03/2019 (b)(c)	300	299
2.415% due 05/01/2019 (b)(c)	2,100	2,096
		2,395
Total Short-Term Instruments (Cost $3,468)		3,468
Total Investments in Securities (Cost $85,596)		86,435
Total Investments 97.7% (Cost $85,596)		$86,435
Other Assets and Liabilities, net 2.3%		2,017
Net Assets 100.0%		$88,452

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	03/29/2019	04/01/2019	$573	U.S. Treasury Notes 1.125% due 09/30/2021	$(588)	$573	$573
Total Repurchase Agreements						$(588)	$573	$573

(1)	Includes accrued interest.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2019
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$2,141	$0	$2,141
Arizona	0	2,398	0	2,398
California	0	1,747	0	1,747
Colorado	0	856	0	856
Connecticut	0	5,737	0	5,737
District of Columbia	0	546	0	546
Florida	0	4,064	0	4,064
Georgia	0	4,530	0	4,530
Illinois	0	3,972	0	3,972
Indiana	0	794	0	794
Kentucky	0	1,615	0	1,615
Massachusetts	0	3,732	0	3,732
Michigan	0	2,465	0	2,465
Minnesota	0	260	0	260
Mississippi	0	764	0	764
Missouri	0	1,002	0	1,002
Montana	0	999	0	999
Nebraska	0	887	0	887
New Hampshire	0	1,000	0	1,000
New Jersey	0	2,788	0	2,788
New York	0	10,053	0	10,053
North Carolina	0	1,998	0	1,998
Ohio	0	3,729	0	3,729
Pennsylvania	0	7,864	0	7,864
Rhode Island	0	1,000	0	1,000
Tennessee	0	1,811	0	1,811
Texas	0	6,107	0	6,107
Utah	0	571	0	571
Virginia	0	1,004	0	1,004
Washington	0	4,801	0	4,801
West Virginia	0	1,017	0	1,017
Wisconsin	0	715	0	715
Short-Term Instruments
Commercial Paper	0	500	0	500
Repurchase Agreements	0	573	0	573
Short-Term Notes	0	2,395	0	2,395
Total Investments	$0	$86,435	$0	$86,435

There were no significant transfers into or out of Level 3 during the period ended March 31, 2019.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities attributable to that Fund, by the total number of shares outstanding.

On each day that the NYSE Arca, Inc. (“NYSE Arca”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Manager the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Manager that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

March 31, 2019 (Unaudited)

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Funds’ tax positions for all open tax years. As of March 31, 2019, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENTS IN AFFILIATES

Each Fund eligible to participate in securities lending may invest the cash collateral received for securities out on loan in the PIMCO Government Money Market Fund under the Securities Lending Agreement. PIMCO Government Money Market Fund is considered to be affiliated with the Funds. The table below shows the Funds’ transactions in and earnings from investments in the affiliated Fund for the period ended March 31, 2019 (amounts in thousands†):

Investments in PIMCO Government Money Market Fund

Fund Name	Market Value 06/30/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2019	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$58,024	$162,659	$(175,227)	$0	$0	$45,456	$706	$0
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	4,016	4,931	(5,913)	0	0	3,034	4	0

†A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	DUB	Deutsche Bank AG	MBC	HSBC Bank Plc
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	MYC	Morgan Stanley Capital Services, Inc.
BPG	BNP Paribas Securities Corp.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	NOM	Nomura Securities International Inc.
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SGY	Societe Generale, New York
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	UBS	UBS Securities LLC
CFR	Credit Suisse Securities (Europe) Ltd.	JPS	JP Morgan Securities, Inc.

Currency Abbreviations:
ARS	Argentine Peso	JPY	Japanese Yen	USD (or $)	United States Dollar
EUR	Euro

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
Credit Derivatives Index - Emerging
CDX.EM	Markets	LIBOR01M	1 Month USD-LIBOR	SOFRRATE	Secured Overnight Financing Rate
CDX.HY	Credit Derivatives Index - High Yield	LIBOR03M	3 Month USD-LIBOR	US0001M	1 Month USD Swap Rate
	Credit Derivatives Index - Investment		Securities Industry and Financial Markets
CDX.IG	Grade	MUNIPSA	Association (SIFMA) Municipal Swap Index	US0003M	3 Month USD Swap Rate

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	AMBAC	American Municipal Bond Assurance Corp.	PSF	Public School Fund

Other	Abbreviations:
ABS	Asset-Backed Security	FDIC	Federal Deposit Insurance Corp.	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
BABs	Build America Bonds	NCUA	National Credit Union Administration	TBD	To-Be-Determined
Interest rate to be determined when loan
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	TBD%	settles or at the time of funding
DAC	Designated Activity Company	PIK	Payment-in-Kind